Schedule of Investments (unaudited)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$94	$90,721
4.75%, 03/30/30 (Call 12/30/29)	69	65,645
5.38%, 06/15/33 (Call 03/15/33)	97	94,442
5.40%, 10/01/48 (Call 04/01/48)	393	344,803
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	17	14,248
4.20%, 06/01/30 (Call 03/01/30)	17	15,864
		625,723
Aerospace & Defense — 1.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	825	785,869
4.95%, 08/15/25 (Call 05/15/25)	920	908,843
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	209	164,630
2.90%, 12/15/29 (Call 09/15/29)	1,023	893,180
4.40%, 06/15/28 (Call 03/15/28)	1,228	1,187,907
4.85%, 04/27/35 (Call 10/27/34)	348	327,080
5.05%, 04/27/45 (Call 10/27/44)	234	213,153
5.40%, 07/31/33 (Call 04/30/33)(a)	285	284,206
6.15%, 12/15/40	440	453,968
RTX Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,012	842,125
2.65%, 11/01/26 (Call 08/01/26)	50	46,654
2.82%, 09/01/51 (Call 03/01/51)	186	113,126
3.13%, 05/04/27 (Call 02/04/27)	50	46,702
3.13%, 07/01/50 (Call 01/01/50)	319	208,972
3.75%, 11/01/46 (Call 05/01/46)	227	168,128
4.05%, 05/04/47 (Call 11/04/46)	232	181,271
4.13%, 11/16/28 (Call 08/16/28)	895	851,934
4.15%, 05/15/45 (Call 11/16/44)	255	203,332
4.35%, 04/15/47 (Call 10/15/46)	195	158,936
4.45%, 11/16/38 (Call 05/16/38)	34	29,589
4.50%, 06/01/42	874	751,223
4.63%, 11/16/48 (Call 05/16/48)	512	438,660
4.70%, 12/15/41	102	88,551
4.88%, 10/15/40	124	111,414
5.40%, 05/01/35	260	257,401
5.70%, 04/15/40(a)	250	246,589
5.75%, 11/08/26 (Call 10/08/26)	175	177,458
5.75%, 01/15/29 (Call 12/15/28)	145	148,063
6.00%, 03/15/31 (Call 01/15/31)	350	362,495
6.05%, 06/01/36	225	232,852
6.10%, 03/15/34 (Call 12/15/33)	235	246,445
6.13%, 07/15/38	315	327,146
7.50%, 09/15/29	530	587,267
		12,045,169
Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	443	417,771
2.70%, 09/15/51 (Call 03/15/51)	295	183,904
3.25%, 03/27/30 (Call 12/27/29)	130	117,891
3.75%, 09/15/47 (Call 03/15/47)	269	205,621
4.02%, 04/16/43	128	103,007
4.50%, 03/15/49 (Call 09/15/48)	135	117,927
4.54%, 03/26/42(a)	5	4,405
5.38%, 09/15/35(a)	134	135,457
5.94%, 10/01/32(a)	302	321,734
	Par
Security	(000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	$4,200	$3,936,014
2.75%, 05/14/31 (Call 02/14/31)	263	222,268
3.25%, 08/15/26 (Call 05/15/26)	1,573	1,493,552
3.75%, 09/25/27 (Call 06/25/27)	1,697	1,614,417
		8,873,968
Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	270	228,335
3.45%, 11/16/27 (Call 08/16/27)(a)	149	137,707
5.13%, 06/15/27 (Call 04/15/27)	302	298,781
		664,823
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	610	571,918
2.75%, 03/27/27 (Call 01/27/27)	135	126,887
2.85%, 03/27/30 (Call 12/27/29)	154	137,965
3.25%, 03/27/40 (Call 09/27/39)	58	45,770
3.38%, 11/01/46 (Call 05/01/46)	191	142,904
3.38%, 03/27/50 (Call 09/27/49)	218	166,645
3.88%, 11/01/45 (Call 05/01/45)	148	122,671
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	760	741,038
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	39,297
3.75%, 09/15/25 (Call 07/15/25)	98	95,259
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	520	479,952
4.25%, 04/01/25 (Call 01/01/25)	162	158,131
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	120	113,489
2.80%, 04/23/27 (Call 02/23/27)	348	312,313
2.95%, 04/23/30 (Call 01/23/30)(a)	328	265,387
		3,519,626
Auto Manufacturers — 0.9%
American Honda Finance Corp.
2.30%, 09/09/26	1,247	1,160,607
2.35%, 01/08/27	370	341,491
3.50%, 02/15/28	543	511,143
4.60%, 04/17/30	5	4,839
5.00%, 05/23/25	250	249,127
5.13%, 07/07/28	125	125,416
5.25%, 07/07/26	125	125,665
5.65%, 11/15/28	150	153,416
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	1,431	1,155,939
2.60%, 09/01/50 (Call 03/01/50)(a)	170	103,907
4.88%, 10/01/43 (Call 04/01/43)(a)	245	227,041
Ford Motor Co., 7.40%, 11/01/46	700	715,389
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	400	332,365
4.00%, 11/13/30 (Call 08/13/30)	250	214,685
7.12%, 11/07/33 (Call 08/07/33)	500	521,194
General Motors Co.
5.00%, 04/01/35	126	114,031
5.15%, 04/01/38 (Call 10/01/37)	167	147,950
5.20%, 04/01/45	220	185,886
5.40%, 04/01/48 (Call 10/01/47)	176	149,190
5.60%, 10/15/32 (Call 07/15/32)(a)	120	117,310
5.95%, 04/01/49 (Call 10/01/48)(a)	231	211,339
6.25%, 10/02/43	276	264,879

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
6.60%, 04/01/36 (Call 10/01/35)	$308	$315,933
6.75%, 04/01/46 (Call 10/01/45)	183	185,600
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	35	27,849
2.70%, 06/10/31 (Call 03/10/31)	230	185,294
3.10%, 01/12/32 (Call 10/12/31)	175	142,606
3.60%, 06/21/30 (Call 03/21/30)	240	210,015
4.30%, 04/06/29 (Call 02/06/29)	200	185,681
5.65%, 01/17/29 (Call 10/17/28)	104	103,540
5.80%, 06/23/28 (Call 05/23/28)	105	105,033
6.40%, 01/09/33 (Call 10/09/32)(a)	235	241,233
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)	320	277,474
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	548	662,014
Toyota Motor Corp., 3.67%, 07/20/28	28	26,812
Toyota Motor Credit Corp.
1.90%, 09/12/31(a)	30	23,927
2.15%, 02/13/30	120	102,336
2.40%, 01/13/32	10	8,238
3.00%, 04/01/25	5	4,859
3.38%, 04/01/30	73	66,554
3.65%, 01/08/29	28	26,483
4.70%, 01/12/33	380	371,611
5.00%, 08/14/26	50	49,933
		10,455,834
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	542	326,049
3.25%, 03/01/32 (Call 12/01/31)(a)	340	288,854
4.15%, 05/01/52 (Call 11/01/51)	325	237,880
4.35%, 03/15/29 (Call 12/15/28)	132	125,214
4.40%, 10/01/46 (Call 04/01/46)(a)	36	27,057
5.40%, 03/15/49 (Call 09/15/48)(a)	108	94,318
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	128	98,972
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	197	170,314
3.55%, 01/15/52 (Call 07/15/51)	92	59,559
3.80%, 09/15/27 (Call 06/15/27)	65	61,196
4.25%, 05/15/29 (Call 02/15/29)	165	153,287
5.25%, 05/15/49 (Call 11/15/48)	163	140,763
Magna International Inc., 4.15%, 10/01/25
(Call 07/01/25)	50	49,051
		1,832,514
Banks — 22.4%
Australia & New Zealand Banking Group Ltd.,
3.70%, 11/16/25	2,712	2,634,355
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,360	5,863,131
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(b)	465	463,571
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(b)	310	312,452
7.88%, 11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(b)	200	207,230
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	645	571,859
2.96%, 03/25/31	435	356,682
	Par
Security	(000)	Value

Banks (continued)
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(b)	$260	$203,341
3.49%, 05/28/30	180	155,854
3.80%, 02/23/28	210	193,133
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	265	249,969
4.25%, 04/11/27	545	517,085
4.38%, 04/12/28	260	243,702
5.18%, 11/19/25	210	205,250
5.59%, 08/08/28	200	198,730
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(b)	200	203,479
6.61%, 11/07/28	200	207,298
6.92%, 08/08/33	600	596,068
6.94%, 11/07/33	200	211,699
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(b)	200	156,973
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(b)	215	168,197
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(b)	190	163,266
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(b)	425	333,739
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(b)	476	359,663
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(b)	485	402,991
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(b)	215	195,887
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(b)	265	210,977
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(b)	123	102,250
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(b)	354	240,232
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(b)	922	749,540
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(b)	285	179,598
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	278	238,805
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(b)	450	367,518
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)(b)	640	419,886
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	282	247,830
3.25%, 10/21/27 (Call 10/21/26)	2,703	2,523,115
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(b)	365	269,164
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(b)	185	178,810
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	720	661,605
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	5	4,755
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	133	124,183
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(b)	287	269,801

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	$288	$272,590
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(b)	490	413,686
3.88%, 08/01/25	183	179,086
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(b)	226	177,527
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	362	339,155
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	143	132,176
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(b)	125	103,377
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	1,195	946,377
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(b)	827	708,627
4.25%, 10/22/26	433	418,684
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	497	469,354
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(b)	653	541,776
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(b)	90	86,595
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(b)	662	558,308
4.45%, 03/03/26	254	247,967
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(b)	855	784,827
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(b)	125	123,333
4.88%, 04/01/44	348	319,452
5.00%, 01/21/44	686	637,424
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(b)	1,162	1,104,151
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(b)	240	237,364
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	715	703,950
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(b)	995	956,863
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(b)	415	416,392
5.88%, 02/07/42	731	750,339
6.11%, 01/29/37	727	746,658
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(b)	265	271,178
6.22%, 09/15/26	195	199,233
7.75%, 05/14/38	447	519,698
Series L, 3.95%, 04/21/25	60	58,501
Series L, 4.18%, 11/25/27 (Call 11/25/26)	504	481,049
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(b)	265	215,399
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1-day SOFR + 1.650%)(b)	385	275,681
Bank of America NA, 6.00%, 10/15/36	289	297,778
Bank of Montreal
1.85%, 05/01/25	42	39,881
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(b)	130	99,987
	Par
Security	(000)	Value

Banks (continued)
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(b)	$991	$886,623
5.20%, 02/01/28 (Call 01/01/28)	260	259,207
5.30%, 06/05/26	120	119,861
5.72%, 09/25/28 (Call 08/25/28)	145	146,707
5.92%, 09/25/25	90	90,681
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	2,705	2,569,417
2.45%, 08/17/26 (Call 05/17/26)	2,621	2,441,746
2.80%, 05/04/26 (Call 02/04/26)	1,765	1,669,139
3.25%, 05/16/27 (Call 02/16/27)(a)	478	447,769
3.30%, 08/23/29 (Call 05/23/29)	411	369,370
3.40%, 01/29/28 (Call 10/29/27)	1,056	985,220
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(b)	1,095	1,031,807
3.85%, 04/28/28	1,318	1,258,057
3.95%, 11/18/25 (Call 10/18/25)	370	360,599
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(b)	225	233,463
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(b)	225	238,671
Series G, 3.00%, 02/24/25 (Call 01/24/25)	419	406,407
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,828	1,660,271
1.30%, 06/11/25	5,788	5,426,290
1.35%, 06/24/26	423	382,661
1.95%, 02/02/27	353	319,366
2.15%, 08/01/31	688	546,001
2.20%, 02/03/25	3,266	3,143,002
2.45%, 02/02/32	3	2,391
2.70%, 08/03/26	634	592,261
2.95%, 03/11/27	100	92,915
4.50%, 12/16/25	1,880	1,832,694
5.25%, 06/12/28	155	153,864
5.35%, 12/07/26	175	174,614
5.65%, 02/01/34	175	173,759
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(b)	40	30,041
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	50	43,696
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(b)	428	337,573
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(b)	875	687,941
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(b)	248	199,235
3.65%, 03/16/25	15	14,576
4.34%, 01/10/28 (Call 01/10/27)	360	339,317
4.38%, 01/12/26	230	223,378
4.84%, 05/09/28 (Call 05/07/27)	741	698,100
4.95%, 01/10/47	207	180,977
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	487	464,487
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(b)	813	746,195
5.20%, 05/12/26	20	19,521
5.25%, 08/17/45	385	346,798
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	530	521,895
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(b)	205	201,483

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(b)	$70	$71,334
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(a)(b)	605	603,368
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	475	494,946
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(b)	50	53,274
BPCE SA, 3.38%, 12/02/26	2,660	2,508,073
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	117	112,506
3.60%, 04/07/32 (Call 03/07/32)	230	201,641
5.00%, 04/28/28 (Call 03/28/28)	60	58,869
5.62%, 07/17/26	100	100,442
5.93%, 10/02/26(a)	100	101,594
5.99%, 10/03/28 (Call 09/03/28)	100	101,964
6.09%, 10/03/33 (Call 07/03/33)	600	611,977
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(b)	120	114,370
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	304	244,622
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(b)	415	342,791
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(b)	135	113,222
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	333	287,787
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	475	389,558
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	168	161,988
3.20%, 10/21/26 (Call 07/21/26)	146	137,576
3.30%, 04/27/25	138	133,920
3.40%, 05/01/26	149	142,186
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	359	333,843
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	438	410,273
3.70%, 01/12/26	142	137,259
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	918	794,700
3.88%, 03/26/25	20	19,479
3.88%, 01/24/39 (Call 01/22/38),
(3-mo. SOFR + 1.430%)(b)	151	123,437
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	551	524,412
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	282	260,236
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)	318	299,227
4.13%, 07/25/28	277	259,244
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(b)	433	358,103
4.30%, 11/20/26	86	83,049
4.40%, 06/10/25(a)	111	108,830
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	666	617,697
4.45%, 09/29/27	1,005	962,346
4.60%, 03/09/26	109	106,375
4.65%, 07/30/45	376	322,039
	Par
Security	(000)	Value

Banks (continued)
4.65%, 07/23/48 (Call 06/23/48)	$625	$540,889
4.75%, 05/18/46	255	213,044
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	290	272,897
5.30%, 05/06/44	253	228,822
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(b)	270	256,446
5.50%, 09/13/25	187	186,272
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(b)	55	54,948
5.88%, 02/22/33(a)	167	169,018
5.88%, 01/30/42	400	407,137
6.00%, 10/31/33	314	319,195
6.13%, 08/25/36	295	299,748
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(b)	385	381,945
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(b)	337	347,684
6.63%, 01/15/28(a)	469	498,966
6.63%, 06/15/32	329	346,814
6.68%, 09/13/43	236	249,987
8.13%, 07/15/39	673	828,813
Citizens Bank NA, 5.28%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 1.020%)(b)	400	380,974
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	160	150,592
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)(a)	82	65,565
2.85%, 07/27/26 (Call 04/25/26)	97	88,453
3.25%, 04/30/30 (Call 01/30/30)(a)	159	132,758
4.30%, 12/03/25 (Call 11/03/25)(a)	50	47,974
Comerica Bank, 4.00%, 07/27/25(a)	1,260	1,191,740
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	331	292,943
Cooperatieve Rabobank UA
3.75%, 07/21/26	160	151,451
4.38%, 08/04/25	105	101,886
5.25%, 05/24/41	195	193,422
5.75%, 12/01/43	212	205,895
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	313	304,339
Credit Suisse AG/New York NY
1.25%, 08/07/26	70	62,231
2.95%, 04/09/25	340	326,132
3.70%, 02/21/25	950	922,066
5.00%, 07/09/27	315	308,705
7.50%, 02/15/28	575	614,690
7.95%, 01/09/25	425	433,305
Deutsche Bank AG, 4.10%, 01/13/26	489	472,280
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	665	609,988
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	745	666,574
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	860	768,074
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(b)	422	336,628
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(b)	857	718,272
4.10%, 01/13/26	417	399,876
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(b)	30	26,361

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
7.08%, 02/10/34 (Call 02/10/33),
(1-day SOFR + 3.650%)(b)	$200	$191,890
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(b)	150	153,015
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	285	226,876
3.45%, 07/27/26 (Call 04/27/26)	330	304,044
4.65%, 09/13/28 (Call 06/13/28)	540	492,181
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(b)	5	4,672
8.25%, 03/01/38	313	348,402
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	5	4,493
Goldman Sachs Capital I, 6.35%, 02/15/34	456	457,704
Goldman Sachs Group Inc. (The)
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	205	184,069
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	559	433,436
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	714	562,559
2.60%, 02/07/30 (Call 11/07/29)	58	49,177
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	589	474,538
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	440	400,648
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	299	238,534
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(b)	205	140,631
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	549	452,918
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(b)	535	385,356
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(b)	185	136,028
3.50%, 01/23/25 (Call 10/23/24)	119	116,060
3.50%, 04/01/25 (Call 03/01/25)	45	43,695
3.50%, 11/16/26 (Call 11/16/25)	800	763,314
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(b)	164	153,984
3.75%, 05/22/25 (Call 02/22/25)	175	170,403
3.75%, 02/25/26 (Call 11/25/25)	489	471,937
3.80%, 03/15/30 (Call 12/15/29)	119	107,867
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	314	291,852
3.85%, 01/26/27 (Call 01/26/26)	842	808,603
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(b)	436	360,816
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(b)	882	833,025
4.25%, 10/21/25	331	322,512
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(b)	250	215,339
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	100	96,450
4.75%, 10/21/45 (Call 04/21/45)	702	626,055
4.80%, 07/08/44 (Call 01/08/44)	657	584,391
5.15%, 05/22/45	158	141,930
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(b)	240	240,285
	Par
Security	(000)	Value

Banks (continued)
5.95%, 01/15/27	$333	$339,291
6.13%, 02/15/33(a)	731	769,707
6.25%, 02/01/41	883	926,816
6.45%, 05/01/36	305	316,343
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(b)	250	258,895
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(b)	5	5,284
6.75%, 10/01/37	1,158	1,217,548
HSBC Bank USA NA/New York
5.63%, 08/15/35	323	303,527
5.88%, 11/01/34	265	258,882
7.00%, 01/15/39	265	291,857
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	1,531	1,379,255
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)	515	484,497
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR +1.285%)(b)	301	255,624
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	955	864,145
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(b)	140	112,125
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	1,347	1,080,776
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(b)	255	211,901
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(b)	480	382,482
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)	630	605,654
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(b)	1,115	1,014,219
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	518	490,376
4.25%, 08/18/25	10	9,709
4.29%, 09/12/26 (Call 09/15/25),
(3-mo. SOFR + 1.609%)(b)	765	741,488
4.38%, 11/23/26	361	348,421
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	1,106	1,052,279
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	60	58,053
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(b)	160	140,961
4.95%, 03/31/30	841	814,366
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	365	350,926
6.10%, 01/14/42	559	593,879
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(b)	165	167,855
6.50%, 05/02/36	350	352,448
6.50%, 09/15/37	475	485,189
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(b)	480	475,639
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(b)	200	208,116
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(b)	402	438,828

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	$784	$644,594
4.00%, 05/15/25 (Call 04/15/25)(a)	63	61,053
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)(b)	450	410,349
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(b)	465	439,949
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	720	654,280
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(b)	738	600,996
3.95%, 03/29/27	981	931,615
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	175	166,116
4.05%, 04/09/29	297	277,184
4.55%, 10/02/28	420	403,478
JPMorgan Chase & Co.
1.05%, 06/23/27 (Call 12/23/25)	20	17,256
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	250	196,391
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	160	152,007
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(b)	186	155,991
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(b)	210	140,257
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	115	92,472
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	729	596,018
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	696	600,983
2.95%, 10/01/26 (Call 07/01/26)	144	136,130
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(b)	375	318,806
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	643	531,435
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(b)	187	136,856
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(b)	729	488,743
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(b)	304	222,274
3.30%, 04/01/26 (Call 01/01/26)	10	9,561
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	974	677,551
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	157	147,745
3.63%, 12/01/27 (Call 12/01/26)	388	366,719
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	696	637,305
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	293	278,966
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(b)	348	292,161
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(b)	359	279,168
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(b)	695	550,609
	Par
Security	(000)	Value

Banks (continued)
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	$494	$466,622
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	355	284,281
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	85	83,153
4.13%, 12/15/26	1,267	1,225,970
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	439	417,540
4.25%, 10/01/27	313	304,583
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(b)	501	415,690
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(b)	572	547,358
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(b)	107	101,176
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	855	794,391
4.85%, 02/01/44	335	311,555
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	1,250	1,187,503
4.95%, 06/01/45	209	189,500
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	380	378,895
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(b)	540	527,695
5.40%, 01/06/42	496	491,911
5.50%, 10/15/40	396	395,201
5.60%, 07/15/41	503	508,966
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)(b)	535	532,368
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(b)	125	127,071
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(b)	120	123,515
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(b)	100	104,526
6.40%, 05/15/38	908	998,638
7.63%, 10/15/26	134	143,049
7.75%, 07/15/25	68	70,755
8.00%, 04/29/27	601	655,801
8.75%, 09/01/30	14	16,502
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	236,982
3.40%, 05/20/26	255	230,466
6.95%, 02/01/28	5	4,893
KeyCorp
2.25%, 04/06/27	145	126,140
2.55%, 10/01/29	658	529,028
4.10%, 04/30/28	40	36,498
4.15%, 10/29/25	12	11,541
Lloyds Bank PLC, 3.50%, 05/14/25	210	204,220
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	1,512	1,364,093
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	405	387,708
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	435	400,702
3.75%, 01/11/27	210	198,458
4.34%, 01/09/48	235	171,287

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.38%, 03/22/28	$391	$370,943
4.45%, 05/08/25	260	255,096
4.55%, 08/16/28	165	157,554
4.58%, 12/10/25	291	280,764
4.65%, 03/24/26	320	308,826
5.30%, 12/01/45(a)	277	240,184
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(b)	85	85,136
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(b)	200	200,427
7.95%, 11/15/33 (Call 11/15/32),
(1-year CMT + 3.750%)(b)	330	356,427
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	175	142,053
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	424	338,617
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	235	188,831
2.76%, 09/13/26	100	93,087
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	230	188,905
3.29%, 07/25/27	67	62,606
3.68%, 02/22/27	70	66,598
3.74%, 03/07/29	982	914,819
3.75%, 07/18/39	528	431,142
3.85%, 03/01/26	115	111,064
3.96%, 03/02/28	48	45,718
4.05%, 09/11/28	245	232,462
4.15%, 03/07/39	183	156,493
4.29%, 07/26/38(a)	168	147,578
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(b)	10	9,172
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	237	230,373
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(b)	40	39,602
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(b)	240	239,173
Mizuho Financial Group Inc.
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(b)	215	167,925
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(b)	210	168,753
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(b)	220	208,406
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(b)	60	46,964
2.56%, 09/13/31	15	11,736
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(b)	30	24,773
2.84%, 09/13/26	55	51,184
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(b)	5	4,289
3.17%, 09/11/27	30	27,671
3.66%, 02/28/27	110	104,020
4.02%, 03/05/28	315	298,835
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	438	413,328
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(b)	340	341,759
	Par
Security	(000)	Value

Banks (continued)
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	$395	$392,563
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(b)	310	309,812
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(b)	400	398,478
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(b)	400	404,492
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	1,065	956,303
1.59%, 05/04/27 (Call 04/04/27),
(1-day SOFR + 0.879%)(b)	405	367,115
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	765	586,362
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	590	453,613
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)	68	64,665
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	750	586,919
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(b)	902	680,909
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	325	257,945
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	362	305,798
2.80%, 01/25/52 (Call 07/25/51),
(1-day SOFR + 1.430%)(b)	265	165,173
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	65	53,037
3.13%, 07/27/26	880	831,876
3.59%, 07/22/28 (Call 07/22/27)(b)	768	718,689
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	362	321,412
3.63%, 01/20/27	875	835,707
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	806	751,984
3.88%, 01/27/26	638	619,956
3.95%, 04/23/27	820	778,383
3.97%, 07/22/38 (Call 07/22/37)(b)	527	439,526
4.00%, 07/23/25	399	390,095
4.30%, 01/27/45	870	731,671
4.35%, 09/08/26	734	712,202
4.38%, 01/22/47	745	625,565
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	1,054	1,000,535
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(b)	116	101,396
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(b)	15	14,041
5.00%, 11/24/25	527	521,278
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	185	181,947
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	195	191,903
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(b)	405	388,101
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(b)	300	278,430

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(b)	$365	$353,784
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(b)	110	109,505
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(b)	375	378,396
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(b)	395	383,235
6.25%, 08/09/26	530	540,934
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	75	77,103
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	555	574,653
6.38%, 07/24/42	864	942,198
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(b)	145	150,202
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(b)	240	254,360
7.25%, 04/01/32(a)	747	851,023
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,361	1,274,829
3.38%, 01/14/26	1,030	993,383
4.90%, 06/13/28	250	247,826
National Bank of Canada
3.75%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.009%)(a)(b)	980	967,664
5.25%, 01/17/25(a)	1,235	1,229,893
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	30	27,308
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	389	359,022
4.80%, 04/05/26	331	324,765
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	538	515,070
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	1,030	985,478
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(b)	200	198,872
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	1,162	1,056,403
3.65%, 08/03/28 (Call 05/03/28)	759	716,658
3.95%, 10/30/25	3,396	3,317,449
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	446	408,468
3.25%, 06/01/25 (Call 05/02/25)	260	250,543
3.88%, 04/10/25 (Call 03/10/25)	3,164	3,079,511
4.20%, 11/01/25 (Call 10/01/25)	125	121,178
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	251	212,217
2.60%, 07/23/26 (Call 05/24/26)	146	136,326
3.15%, 05/19/27 (Call 04/19/27)	512	477,503
3.45%, 04/23/29 (Call 01/23/29)	673	612,964
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(b)	110	98,107
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(b)	410	384,272
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	263	261,247
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(b)	218	217,842
	Par
Security	(000)	Value

Banks (continued)
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(b)	$190	$189,033
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	545	546,160
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(b)	175	179,061
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	380	403,869
Regions Bank/Birmingham AL, 6.45%, 06/26/37	290	279,551
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	110	90,768
7.38%, 12/10/37(a)	128	136,505
Royal Bank of Canada
2.30%, 11/03/31	295	236,917
3.88%, 05/04/32	40	35,865
4.24%, 08/03/27	280	271,392
4.65%, 01/27/26	587	576,847
4.90%, 01/12/28	400	395,893
5.00%, 02/01/33	690	664,850
5.00%, 05/02/33(a)	430	413,553
5.20%, 07/20/26	85	84,899
5.20%, 08/01/28	295	294,098
6.00%, 11/01/27	275	282,572
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	800	717,222
3.24%, 10/05/26 (Call 08/05/26)	103	95,098
4.40%, 07/13/27 (Call 04/14/27)	1,057	1,006,417
4.50%, 07/17/25 (Call 04/17/25)	1,716	1,677,161
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(b)	82	82,540
Santander UK Group Holdings PLC
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(b)	435	388,256
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	540	481,842
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(b)	242	195,987
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(b)	80	73,468
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(b)	1,007	975,312
2.65%, 05/19/26(a)	2,133	2,014,854
3.30%, 12/16/24	1,878	1,838,474
3.55%, 08/18/25	2,714	2,639,936
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(b)	638	606,897
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	200	198,537
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(b)	30	28,904
5.27%, 08/03/26 (Call 07/03/26)	100	99,947
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(b)	175	176,537
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(b)	100	101,031
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	40	30,936
2.22%, 09/17/31	350	276,749
2.63%, 07/14/26	149	138,957

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.72%, 09/27/29	$10	$8,608
2.75%, 01/15/30	820	700,661
3.01%, 10/19/26	193	180,713
3.04%, 07/16/29	592	522,183
3.20%, 09/17/29	349	308,143
3.35%, 10/18/27	279	259,322
3.36%, 07/12/27	205	191,552
3.45%, 01/11/27	194	183,124
3.54%, 01/17/28	551	512,774
3.78%, 03/09/26	94	90,640
3.94%, 07/19/28	71	66,833
4.31%, 10/16/28	198	188,373
5.77%, 01/13/33	510	518,465
5.78%, 07/13/33	200	202,669
5.80%, 07/13/28	200	202,866
5.81%, 09/14/33	305	310,204
5.85%, 07/13/30	200	203,685
5.88%, 07/13/26	200	201,831
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	470	455,685
5.63%, 08/23/27 (Call 07/23/27)	940	890,345
Toronto-Dominion Bank (The)
2.00%, 09/10/31	601	475,572
3.20%, 03/10/32	595	501,951
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)(b)	1,362	1,278,180
4.46%, 06/08/32	185	171,927
5.52%, 07/17/28	160	161,336
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	5	4,727
2.15%, 12/06/24 (Call 11/06/24)	25	24,078
3.63%, 09/16/25 (Call 08/16/25)	254	242,898
3.80%, 10/30/26 (Call 09/30/26)	20	18,697
4.05%, 11/03/25 (Call 09/03/25)	58	56,396
Truist Financial Corp.
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	5	4,185
1.95%, 06/05/30 (Call 03/05/30)(a)	415	331,819
3.70%, 06/05/25 (Call 05/05/25)	54	52,444
3.88%, 03/19/29 (Call 02/19/29)	81	73,677
4.00%, 05/01/25 (Call 03/01/25)	65	63,418
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(b)	475	420,425
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	100	91,919
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(b)	435	424,315
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(b)	180	180,222
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(b)	55	57,493
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	40	30,673
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(b)	15	11,103
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	700	551,727
3.00%, 07/30/29 (Call 04/30/29)	57	49,384
3.90%, 04/26/28 (Call 03/26/28)	91	85,932
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)	585	562,941
	Par
Security	(000)	Value

Banks (continued)
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	$100	$95,973
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(b)	10	9,151
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(b)	540	483,524
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	140	137,888
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	240	236,480
UBS AG, 5.65%, 09/11/28	700	707,626
UBS Group AG
3.75%, 03/26/25	2,945	2,857,025
4.55%, 04/17/26	540	526,195
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	442	387,827
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(b)	190	158,791
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)(b)	415	297,194
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(b)	450	376,813
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	1,160	1,087,821
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	60	56,170
3.90%, 05/01/45	117	90,424
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	270	262,853
4.30%, 07/22/27	610	585,555
4.40%, 06/14/46	225	175,318
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(b)	95	93,162
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	994	832,691
4.65%, 11/04/44	307	253,102
4.75%, 12/07/46	322	263,848
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	95	92,639
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	1,090	1,021,021
4.90%, 11/17/45	542	459,910
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(b)	1,460	1,301,137
5.38%, 11/02/43	187	169,614
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	30	28,867
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(b)	290	282,174
5.61%, 01/15/44	545	507,024
5.95%, 12/01/86 (Call 12/15/36)	735	707,284
Series B, 7.95%, 11/15/29	15	16,305
Westpac Banking Corp.
2.65%, 01/16/30	136	118,130
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(b)	371	288,264
2.70%, 08/19/26(a)	781	735,614
2.85%, 05/13/26	1,322	1,255,283
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(b)	171	163,393

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(b)	$582	$450,922
3.35%, 03/08/27(a)	1,013	961,240
3.40%, 01/25/28	415	389,328
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)(b)	288	254,804
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	145	136,956
Wintrust Financial Corp., 4.85%, 06/06/29	99	88,035
		252,898,547
Beverages — 3.8%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	1,357	1,293,290
4.90%, 02/01/46 (Call 08/01/45)(a)	1,933	1,788,693
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	25	20,558
4.63%, 02/01/44	201	179,229
4.70%, 02/01/36 (Call 08/01/35)	490	466,221
4.90%, 02/01/46 (Call 08/01/45)	255	235,198
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	467	431,665
3.65%, 02/01/26 (Call 11/01/25)	633	616,572
3.75%, 07/15/42	95	76,126
4.00%, 04/13/28 (Call 01/13/28)	401	388,617
4.35%, 06/01/40 (Call 12/01/39)	117	103,515
4.38%, 04/15/38 (Call 10/15/37)	276	249,801
4.44%, 10/06/48 (Call 04/06/48)	468	407,632
4.50%, 06/01/50 (Call 12/01/49)	320	281,523
4.60%, 04/15/48 (Call 10/15/47)	525	468,717
4.60%, 06/01/60 (Call 12/01/59)	85	73,163
4.75%, 01/23/29 (Call 10/23/28)	906	904,041
4.75%, 04/15/58 (Call 10/15/57)	360	320,113
4.90%, 01/23/31 (Call 10/23/30)(a)	244	246,375
4.95%, 01/15/42	479	452,932
5.45%, 01/23/39 (Call 07/23/38)	329	329,994
5.55%, 01/23/49 (Call 07/23/48)	879	896,901
5.80%, 01/23/59 (Call 07/23/58)	389	406,549
5.88%, 06/15/35	90	94,809
8.00%, 11/15/39	109	133,549
8.20%, 01/15/39	274	347,125
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	142	138,512
4.00%, 04/15/38 (Call 10/15/37)	34	28,990
4.50%, 07/15/45 (Call 01/15/45)	64	55,758
Coca-Cola Co. (The)
1.38%, 03/15/31	1,125	897,599
1.65%, 06/01/30	541	449,589
2.00%, 03/05/31	490	409,268
2.13%, 09/06/29(a)	385	337,564
2.25%, 01/05/32	1,560	1,316,791
2.50%, 06/01/40	243	173,246
2.50%, 03/15/51	361	226,415
2.60%, 06/01/50	440	283,634
2.75%, 06/01/60(a)	305	194,767
2.90%, 05/25/27	310	291,948
3.00%, 03/05/51(a)	498	352,872
3.38%, 03/25/27	505	487,103
3.45%, 03/25/30	428	399,265
4.20%, 03/25/50(a)	257	225,541
	Par
Security	(000)	Value

Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	$60	$45,696
2.75%, 01/22/30 (Call 10/22/29)	20	17,376
5.25%, 11/26/43	200	187,297
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	25	21,669
3.15%, 08/01/29 (Call 05/01/29)	45	40,444
3.50%, 05/09/27 (Call 02/09/27)	23	21,814
3.60%, 02/15/28 (Call 11/15/27)	60	56,370
3.70%, 12/06/26 (Call 09/06/26)	20	19,208
3.75%, 05/01/50 (Call 11/01/49)	142	104,773
4.10%, 02/15/48 (Call 08/15/47)	110	86,546
4.50%, 05/09/47 (Call 11/09/46)	127	105,209
4.65%, 11/15/28 (Call 08/15/28)	35	34,214
5.25%, 11/15/48 (Call 05/15/48)	45	41,799
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,911	1,788,613
2.00%, 04/29/30 (Call 01/29/30)	2,017	1,679,125
2.13%, 04/29/32 (Call 01/29/32)	1,120	890,060
2.38%, 10/24/29 (Call 07/24/29)	1,800	1,564,400
3.88%, 05/18/28 (Call 02/18/28)	2,195	2,106,777
5.20%, 10/24/25	485	485,732
5.38%, 10/05/26 (Call 09/05/26)	200	202,092
5.63%, 10/05/33 (Call 07/05/33)	200	206,681
Diageo Investment Corp.
4.25%, 05/11/42	85	72,440
7.45%, 04/15/35 (Call 04/15/24)(a)	550	642,206
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	155	108,240
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	55	51,238
3.20%, 05/01/30 (Call 02/01/30)	85	75,417
3.35%, 03/15/51 (Call 09/15/50)(a)	180	121,969
3.40%, 11/15/25 (Call 08/15/25)	288	277,286
3.43%, 06/15/27 (Call 03/15/27)	122	115,213
3.80%, 05/01/50 (Call 11/01/49)	219	162,670
4.05%, 04/15/32 (Call 01/15/32)	253	231,725
4.42%, 05/25/25 (Call 03/25/25)	192	188,900
4.42%, 12/15/46 (Call 06/15/46)	163	132,582
4.50%, 11/15/45 (Call 05/15/45)	166	139,487
4.50%, 04/15/52 (Call 10/15/51)	300	250,743
4.60%, 05/25/28 (Call 02/25/28)	315	308,604
5.09%, 05/25/48 (Call 11/25/47)(a)	75	68,606
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,074	1,017,599
4.20%, 07/15/46 (Call 01/15/46)	562	445,784
5.00%, 05/01/42	507	457,933
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	254	210,036
2.25%, 03/19/25 (Call 02/19/25)	556	536,304
2.38%, 10/06/26 (Call 07/06/26)	825	774,572
2.63%, 03/19/27 (Call 01/19/27)	49	45,912
2.63%, 07/29/29 (Call 04/29/29)	1,093	979,274
2.75%, 04/30/25 (Call 01/30/25)	2,235	2,165,359
2.75%, 03/19/30 (Call 12/19/29)	188	167,937
2.75%, 10/21/51 (Call 04/21/51)(a)	100	65,547
2.85%, 02/24/26 (Call 11/24/25)	1,136	1,088,293
2.88%, 10/15/49 (Call 04/15/49)	344	235,754
3.00%, 10/15/27 (Call 07/15/27)	1,398	1,318,241
3.38%, 07/29/49 (Call 01/29/49)	178	133,203
3.45%, 10/06/46 (Call 04/06/46)(a)	398	306,273

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
3.50%, 07/17/25 (Call 04/17/25)	$1,101	$1,075,979
3.50%, 03/19/40 (Call 09/19/39)	35	28,400
3.63%, 03/19/50 (Call 09/19/49)	284	221,670
3.88%, 03/19/60 (Call 09/19/59)	135	106,278
4.00%, 03/05/42	125	105,214
4.00%, 05/02/47 (Call 11/02/46)	55	46,160
4.45%, 04/14/46 (Call 10/14/45)	462	416,353
4.88%, 11/01/40	115	110,922
5.13%, 11/10/26 (Call 10/10/26)	225	227,160
5.25%, 11/10/25	225	226,508
5.50%, 01/15/40	55	56,526
7.00%, 03/01/29	107	118,116
		42,822,298
Biotechnology — 1.8%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	195	187,186
2.20%, 02/21/27 (Call 12/21/26)	1,117	1,025,385
2.30%, 02/25/31 (Call 11/25/30)	124	102,733
2.45%, 02/21/30 (Call 11/21/29)	860	738,988
2.60%, 08/19/26 (Call 05/19/26)	479	448,898
2.77%, 09/01/53 (Call 03/01/53)	250	148,813
3.00%, 01/15/52 (Call 07/15/51)(a)	350	226,516
3.13%, 05/01/25 (Call 02/01/25)	977	946,288
3.15%, 02/21/40 (Call 08/21/39)	10	7,379
3.20%, 11/02/27 (Call 08/02/27)	683	639,653
3.38%, 02/21/50 (Call 08/21/49)	245	169,717
4.20%, 03/01/33 (Call 12/01/32)	305	281,214
4.20%, 02/22/52 (Call 08/22/51)	165	130,168
4.40%, 05/01/45 (Call 11/01/44)	626	519,491
4.40%, 02/22/62 (Call 08/22/61)	260	204,507
4.56%, 06/15/48 (Call 12/15/47)	382	324,118
4.66%, 06/15/51 (Call 12/15/50)	953	814,251
4.88%, 03/01/53 (Call 09/01/52)	60	52,773
4.95%, 10/01/41	157	141,948
5.15%, 03/02/28 (Call 02/02/28)	255	255,697
5.15%, 11/15/41 (Call 05/15/41)	295	272,889
5.25%, 03/02/33 (Call 12/02/32)	1,095	1,084,150
5.65%, 06/15/42 (Call 12/15/41)	148	144,376
5.65%, 03/02/53 (Call 09/02/52)	690	680,175
5.75%, 03/15/40	165	162,453
5.75%, 03/02/63 (Call 09/02/62)	555	543,762
6.38%, 06/01/37	110	116,842
6.40%, 02/01/39	115	122,313
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	314	306,947
5.25%, 06/23/45 (Call 12/23/44)	170	158,670
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	195	160,453
3.15%, 05/01/50 (Call 11/01/49)	508	327,797
3.25%, 02/15/51 (Call 08/15/50)(a)	110	71,954
4.05%, 09/15/25 (Call 06/15/25)	390	380,222
5.20%, 09/15/45 (Call 03/15/45)	560	513,386
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	365	317,917
1.65%, 10/01/30 (Call 07/01/30)(a)	1,100	889,313
2.80%, 10/01/50 (Call 04/01/50)	125	79,721
2.95%, 03/01/27 (Call 12/01/26)	1,417	1,329,285
3.50%, 02/01/25 (Call 11/01/24)	978	957,095
3.65%, 03/01/26 (Call 12/01/25)	1,501	1,452,647
4.00%, 09/01/36 (Call 03/01/36)	265	232,497
4.15%, 03/01/47 (Call 09/01/46)	540	442,916
	Par
Security	(000)	Value

Biotechnology (continued)
4.50%, 02/01/45 (Call 08/01/44)	$421	$365,444
4.60%, 09/01/35 (Call 03/01/35)	345	325,666
4.75%, 03/01/46 (Call 09/01/45)	589	530,383
4.80%, 04/01/44 (Call 10/01/43)	536	487,614
5.25%, 10/15/33 (Call 07/15/33)	150	150,660
5.55%, 10/15/53 (Call 04/15/53)	110	111,046
5.65%, 12/01/41 (Call 06/01/41)	402	405,648
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	165	130,840
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	245	148,698
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	92	57,591
3.55%, 09/02/50 (Call 03/02/50)(a)	144	94,365
		20,921,458
Building Materials — 1.8%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	415	347,683
2.72%, 02/15/30 (Call 11/15/29)	55	47,337
3.38%, 04/05/40 (Call 10/05/39)	168	125,799
3.58%, 04/05/50 (Call 10/05/49)	546	389,141
5.80%, 11/30/25(c)	400	402,378
5.90%, 03/15/34 (Call 12/15/33)(c)	60	61,746
6.20%, 03/15/54 (Call 09/15/53)(c)	80	84,544
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)(a)	403	358,733
4.00%, 06/15/25 (Call 03/15/25)	2,241	2,184,567
4.00%, 03/25/32 (Call 12/25/31)	225	199,049
4.50%, 03/25/52 (Call 09/25/51)	205	160,056
Fortune Brands Innovations Inc., 5.88%, 06/01/33
(Call 03/01/33)	473	471,790
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	2,246	2,176,721
6.00%, 01/15/36	510	525,597
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,438	1,956,614
2.00%, 09/16/31 (Call 06/16/31)	1,169	930,466
Lafarge SA, 7.13%, 07/15/36	65	71,159
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	160	149,250
1.70%, 08/01/27 (Call 06/01/27)	1,220	1,076,330
5.50%, 09/15/28 (Call 08/15/28)	420	421,482
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	187	125,584
3.45%, 06/01/27 (Call 03/01/27)	41	38,522
3.50%, 12/15/27 (Call 09/15/27)	80	74,830
4.25%, 12/15/47 (Call 06/15/47)	81	65,705
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	101	85,065
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	40	25,165
3.50%, 11/15/27 (Call 08/15/27)	238	221,116
4.50%, 05/15/47 (Call 11/15/46)(a)	110	86,817
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)	5	4,480
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	433	410,484
3.95%, 08/15/29 (Call 05/15/29)	404	374,087
4.20%, 12/01/24 (Call 09/01/24)	565	555,472
4.30%, 07/15/47 (Call 01/15/47)	157	124,665
4.40%, 01/30/48 (Call 07/30/47)	92	73,426
7.00%, 12/01/36	237	261,050

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
Trane Technologies Financing Ltd., 5.25%, 03/03/33
(Call 12/03/32)	$975	$968,509
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	1,206	1,145,717
4.30%, 02/21/48 (Call 08/21/47)	91	74,314
5.75%, 06/15/43	251	251,995
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	1,540	1,484,109
3.80%, 03/21/29 (Call 12/21/28)	1,230	1,159,785
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	85	81,169
4.50%, 06/15/47 (Call 12/15/46)	102	85,797
4.70%, 03/01/48 (Call 09/01/47)	19	16,399
		19,934,704
Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)(a)	130	113,929
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	65	60,047
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	10	10,098
6.33%, 07/15/29 (Call 05/15/29)(a)	145	147,853
6.35%, 11/15/28 (Call 10/15/28)(a)	90	91,987
6.38%, 07/15/32 (Call 04/15/32)	250	254,717
6.55%, 11/15/30 (Call 09/15/30)	140	143,669
6.70%, 11/15/33 (Call 08/15/33)	55	57,041
CF Industries Inc.
4.95%, 06/01/43	107	90,709
5.38%, 03/15/44	151	135,512
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	177	124,916
4.25%, 10/01/34 (Call 04/01/34)	156	141,243
4.38%, 11/15/42 (Call 05/15/42)	258	210,339
4.63%, 10/01/44 (Call 04/01/44)	88	73,097
4.80%, 11/30/28 (Call 08/30/28)	52	51,687
4.80%, 05/15/49 (Call 11/15/48)	157	132,134
5.25%, 11/15/41 (Call 05/15/41)	233	212,456
5.55%, 11/30/48 (Call 05/30/48)	253	239,169
6.30%, 03/15/33 (Call 12/15/32)(a)	250	265,315
6.90%, 05/15/53 (Call 11/15/52)	105	117,416
7.38%, 11/01/29	108	119,277
9.40%, 05/15/39	184	240,400
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	138	135,759
4.73%, 11/15/28 (Call 08/15/28)	419	414,118
5.32%, 11/15/38 (Call 05/15/38)	550	536,682
5.42%, 11/15/48 (Call 05/15/48)	449	437,615
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	52	49,848
4.65%, 10/15/44 (Call 04/15/44)(a)	210	170,595
4.80%, 09/01/42 (Call 03/01/42)	174	146,724
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	572	445,468
2.13%, 02/01/32 (Call 11/01/31)	240	194,445
2.13%, 08/15/50 (Call 02/15/50)(a)	65	36,495
2.70%, 11/01/26 (Call 08/01/26)	4,779	4,517,701
2.70%, 12/15/51 (Call 06/15/51)	158	98,795
3.25%, 12/01/27 (Call 09/01/27)	2,037	1,920,781
4.80%, 03/24/30 (Call 12/24/29)	975	970,015
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	82	76,260
3.45%, 10/01/29 (Call 07/01/29)	53	45,801
4.50%, 10/01/49 (Call 04/01/49)	76	55,097
	Par
Security	(000)	Value

Chemicals (continued)
5.65%, 05/18/33 (Call 02/18/33)(a)	$10	$9,420
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	266	191,552
4.45%, 09/26/28 (Call 06/26/28)	206	196,428
5.00%, 09/26/48 (Call 03/26/48)	43	34,392
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	12	11,567
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	280	235,483
5.25%, 07/15/43	206	182,963
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	62	58,544
LYB International Finance III LLC
3.63%, 04/01/51 (Call 04/01/50)	254	170,601
3.80%, 10/01/60 (Call 04/01/60)	456	295,314
4.20%, 10/15/49 (Call 04/15/49)	217	160,161
4.20%, 05/01/50 (Call 11/01/49)	210	154,487
5.63%, 05/15/33 (Call 02/15/33)(a)	380	379,981
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	261	203,798
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	57,696
4.88%, 11/15/41 (Call 05/15/41)	15	12,537
5.45%, 11/15/33 (Call 05/15/33)	417	406,138
5.63%, 11/15/43 (Call 05/15/43)	50	45,542
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	138	133,136
3.95%, 05/13/50 (Call 11/13/49)	85	63,120
4.00%, 12/15/26 (Call 09/15/26)	20	19,219
4.13%, 03/15/35 (Call 09/15/34)	332	286,887
4.20%, 04/01/29 (Call 01/01/29)	51	48,521
4.90%, 06/01/43 (Call 12/01/42)	72	62,384
5.00%, 04/01/49 (Call 10/01/48)	176	151,447
5.25%, 01/15/45 (Call 07/15/44)	157	141,083
5.63%, 12/01/40	87	82,501
5.80%, 03/27/53 (Call 09/27/52)	160	157,448
5.88%, 12/01/36	138	137,082
6.13%, 01/15/41 (Call 07/15/40)	65	65,241
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	72	63,618
3.75%, 03/15/28 (Call 12/15/27)	111	105,194
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(a)	19	14,426
4.55%, 03/01/29 (Call 12/01/28)	26	24,822
5.25%, 06/01/45 (Call 12/01/44)	62	54,174
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	120	100,752
2.95%, 08/15/29 (Call 05/15/29)	32	28,617
3.30%, 05/15/50 (Call 11/15/49)	61	40,606
3.45%, 08/01/25 (Call 05/01/25)	83	80,213
3.45%, 06/01/27 (Call 03/01/27)	125	118,443
3.80%, 08/15/49 (Call 02/15/49)	66	48,715
3.95%, 01/15/26 (Call 10/15/25)	34	33,047
4.00%, 12/15/42 (Call 06/15/42)	65	50,736
4.50%, 06/01/47 (Call 12/01/46)	423	357,636
4.55%, 08/01/45 (Call 02/01/45)	142	117,487
Westlake Corp.
3.38%, 08/15/61 (Call 02/15/61)	130	76,424
4.38%, 11/15/47 (Call 05/15/47)	15	11,488
5.00%, 08/15/46 (Call 02/15/46)	28	23,458
		18,789,739

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services — 1.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	$4,196	$3,374,446
1.70%, 05/15/28 (Call 03/15/28)	3,818	3,375,689
3.38%, 09/15/25 (Call 06/15/25)	2,316	2,251,357
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)(a)	234	208,893
5.25%, 10/01/25 (Call 07/01/25)(a)	80	79,011
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	79	76,318
Global Payments Inc.
5.40%, 08/15/32 (Call 05/15/32)	40	39,166
5.95%, 08/15/52 (Call 02/15/52)	238	226,975
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,280	1,145,115
2.65%, 07/15/31 (Call 04/15/31)(a)	490	383,920
Moody's Corp.
3.10%, 11/29/61 (Call 05/29/61)	160	98,119
3.25%, 01/15/28 (Call 10/15/27)	112	104,982
3.25%, 05/20/50 (Call 11/20/49)	89	59,864
4.25%, 02/01/29 (Call 11/01/28)	88	85,020
4.25%, 08/08/32 (Call 05/08/32)(a)	145	135,643
4.88%, 12/17/48 (Call 06/17/48)	188	166,878
5.25%, 07/15/44	185	175,234
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	172	145,545
2.85%, 10/01/29 (Call 07/01/29)	83	73,711
3.25%, 06/01/50 (Call 12/01/49)(a)	300	210,726
5.05%, 06/01/52 (Call 12/01/51)	60	57,502
5.25%, 06/01/62 (Call 12/01/61)(a)	165	153,939
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	460	360,606
2.90%, 10/01/30 (Call 07/01/30)	554	466,664
3.05%, 10/01/41 (Call 04/01/41)	127	86,500
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,996	1,761,740
4.00%, 03/18/29 (Call 12/18/28)	2,097	2,001,629
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)(a)	300	161,285
2.50%, 12/01/29 (Call 09/01/29)	66	57,801
3.25%, 12/01/49 (Call 06/01/49)	265	186,055
3.90%, 03/01/62 (Call 09/01/61)	35	26,871
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	450	342,678
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	72	50,970
5.50%, 06/15/45 (Call 12/15/44)	27	24,885
		18,155,737
Computers — 1.7%
Apple Inc.
2.40%, 08/20/50 (Call 02/20/50)	325	201,840
2.55%, 08/20/60 (Call 02/20/60)(a)	1,010	629,304
2.65%, 05/11/50 (Call 11/11/49)	341	221,464
2.65%, 02/08/51 (Call 08/08/50)	390	251,723
2.70%, 08/05/51 (Call 02/05/51)	312	203,333
2.80%, 02/08/61 (Call 02/08/60)	284	180,962
2.85%, 08/05/61 (Call 02/05/61)	282	179,847
2.95%, 09/11/49 (Call 03/11/49)	171	119,511
3.35%, 08/08/32 (Call 05/08/32)	200	181,737
3.45%, 02/09/45	163	129,359
3.75%, 09/12/47 (Call 03/12/47)	194	157,467
3.75%, 11/13/47 (Call 05/13/47)	112	91,191
3.85%, 05/04/43	286	244,082
	Par
Security	(000)	Value

Computers (continued)
3.85%, 08/04/46 (Call 02/04/46)	$633	$530,096
3.95%, 08/08/52 (Call 02/08/52)	495	411,646
4.10%, 08/08/62 (Call 02/08/62)	335	278,277
4.25%, 02/09/47 (Call 08/09/46)(a)	242	217,028
4.30%, 05/10/33 (Call 02/10/33)(a)	135	133,261
4.38%, 05/13/45	273	247,614
4.50%, 02/23/36 (Call 08/23/35)(a)	25	24,755
4.65%, 02/23/46 (Call 08/23/45)	960	906,131
Dell Inc., 6.50%, 04/15/38(a)	175	181,119
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)	197	231,717
8.35%, 07/15/46 (Call 01/15/46)	360	443,835
DXC Technology Co., 2.38%, 09/15/28
(Call 07/15/28)(a)	55	46,533
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	225	207,078
4.90%, 10/15/25 (Call 07/15/25)	2,493	2,468,245
5.25%, 07/01/28 (Call 06/01/28)	435	436,135
6.10%, 04/01/26 (Call 04/01/24)	165	165,110
6.20%, 10/15/35 (Call 04/15/35)	441	464,025
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	205	185,788
5.50%, 01/15/33 (Call 10/15/32)(a)	450	446,984
6.00%, 09/15/41(a)	505	505,997
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	200	128,514
3.30%, 05/15/26	341	327,278
3.30%, 01/27/27	1,064	1,010,104
3.45%, 02/19/26	1,255	1,210,628
3.50%, 05/15/29	1,295	1,206,497
4.00%, 06/20/42(a)	225	185,952
4.15%, 05/15/39	185	159,218
4.25%, 05/15/49	690	570,341
4.70%, 02/19/46	105	92,475
4.75%, 02/06/33 (Call 11/06/32)(a)	315	306,600
4.90%, 07/27/52 (Call 01/27/52)	30	27,100
5.10%, 02/06/53 (Call 08/06/52)	85	79,438
5.60%, 11/30/39	166	167,406
5.88%, 11/29/32	172	182,447
6.22%, 08/01/27 (Call 02/01/24)	405	422,938
6.50%, 01/15/28	97	103,865
7.00%, 10/30/25	508	526,075
7.13%, 12/01/96	80	93,826
Kyndryl Holdings Inc., 3.15%, 10/15/31
(Call 07/15/31)	55	43,675
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	180	144,302
4.38%, 05/15/30 (Call 02/15/30)	776	717,275
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	135	111,598
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	192	156,644
3.10%, 02/01/32 (Call 11/01/31)(a)	407	303,316
4.75%, 02/15/26 (Call 11/15/25)(a)	207	199,747
		19,800,453
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	502	408,106
4.00%, 08/15/45	262	224,815
Conopco Inc., Series E, 7.25%, 12/15/26	70	74,396

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	$78	$67,275
2.60%, 04/15/30 (Call 01/15/30)	51	43,874
3.13%, 12/01/49 (Call 06/01/49)(a)	168	112,984
4.15%, 03/15/47 (Call 09/15/46)	133	106,814
4.38%, 06/15/45 (Call 12/15/44)	124	103,668
6.00%, 05/15/37	64	66,616
Procter & Gamble Co. (The)
2.45%, 11/03/26	406	384,465
2.80%, 03/25/27	679	640,293
2.85%, 08/11/27	996	938,864
3.00%, 03/25/30	11	10,061
3.60%, 03/25/50(a)	80	65,292
5.55%, 03/05/37	420	451,175
5.80%, 08/15/34	45	50,023
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	160	127,497
1.75%, 08/12/31 (Call 05/12/31)	780	623,387
2.00%, 07/28/26(a)	317	294,654
2.13%, 09/06/29 (Call 06/06/29)	262	227,249
2.90%, 05/05/27 (Call 02/05/27)	319	299,326
3.10%, 07/30/25	425	412,375
3.38%, 03/22/25 (Call 01/22/25)	340	332,199
3.50%, 03/22/28 (Call 12/22/27)	216	205,477
4.88%, 09/08/28 (Call 08/08/28)	200	201,144
5.00%, 12/08/33 (Call 09/08/33)	400	399,912
5.90%, 11/15/32	387	412,658
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	220	140,454
		7,425,053
Distribution & Wholesale — 0.2%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	880	873,867
6.25%, 06/15/33 (Call 03/15/33)	625	624,860
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)(a)	622	597,031
3.75%, 05/15/46 (Call 11/15/45)	178	138,364
4.20%, 05/15/47 (Call 11/15/46)	88	74,316
4.60%, 06/15/45 (Call 12/15/44)	399	358,430
		2,666,868
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	20	18,219
3.00%, 10/29/28 (Call 08/29/28)	570	502,747
3.30%, 01/30/32 (Call 10/30/31)	990	821,112
3.40%, 10/29/33 (Call 07/29/33)	407	329,609
3.50%, 01/15/25 (Call 11/15/24)	251	243,625
3.65%, 07/21/27 (Call 04/21/27)	335	311,794
3.85%, 10/29/41 (Call 04/29/41)	202	150,853
3.88%, 01/23/28 (Call 10/23/27)	262	242,978
4.45%, 10/01/25 (Call 08/01/25)	320	310,991
4.45%, 04/03/26 (Call 02/03/26)	469	455,763
4.63%, 10/15/27 (Call 08/15/27)	166	159,235
5.75%, 06/06/28 (Call 05/06/28)	150	149,501
6.10%, 01/15/27 (Call 12/15/26)	150	150,818
6.15%, 09/30/30 (Call 07/30/30)	150	151,224
6.50%, 07/15/25 (Call 06/15/25)(a)	1,654	1,663,270
Affiliated Managers Group Inc., 3.50%, 08/01/25	86	82,326
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)(a)	275	223,133
	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.00%, 02/01/30 (Call 11/01/29)	$214	$182,391
3.13%, 12/01/30 (Call 09/01/30)	70	58,870
3.25%, 03/01/25 (Call 01/01/25)	124	119,695
3.25%, 10/01/29 (Call 07/01/29)(a)	247	216,831
3.63%, 04/01/27 (Call 01/01/27)	381	356,788
3.63%, 12/01/27 (Call 09/01/27)(a)	228	210,971
3.75%, 06/01/26 (Call 04/01/26)	379	360,845
4.63%, 10/01/28 (Call 07/01/28)	388	369,392
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	819	777,526
Ally Financial Inc.
4.63%, 03/30/25	90	87,992
5.80%, 05/01/25 (Call 04/01/25)(a)	16	15,878
8.00%, 11/01/31	564	595,852
8.00%, 11/01/31(a)	273	287,645
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	1,047	999,483
3.63%, 12/05/24 (Call 11/04/24)	846	829,101
4.05%, 12/03/42(a)	375	316,881
4.20%, 11/06/25 (Call 10/06/25)	1,532	1,501,872
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(b)	162	150,803
4.99%, 05/01/26 (Call 05/01/25),
(1-day SOFR + 1.000%)(b)	280	277,293
4.99%, 05/26/33 (Call 05/26/32),
(1-day SOFR + 2.255%)(b)	115	110,749
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(b)	410	395,266
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(b)	325	323,536
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(b)	100	99,874
5.63%, 07/28/34 (Call 07/28/33),
(1-day SOFR + 1.930%)(b)	5	4,942
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(b)	125	126,757
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(b)	125	131,612
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	445	416,500
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	23	21,715
3.00%, 04/02/25 (Call 03/02/25)	15	14,528
Brookfield Capital Finance LLC, 6.09%, 06/14/33
(Call 03/14/33)	55	55,134
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	210	161,549
3.50%, 03/30/51 (Call 09/30/50)	208	137,275
3.63%, 02/15/52 (Call 08/15/51)	175	115,428
3.90%, 01/25/28 (Call 10/25/27)	166	155,947
4.25%, 06/02/26 (Call 03/02/26)	237	229,387
4.35%, 04/15/30 (Call 01/15/30)(a)	29	26,819
4.70%, 09/20/47 (Call 03/20/47)	278	223,877
4.85%, 03/29/29 (Call 12/29/28)	237	228,550
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	201	129,253
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(b)	275	195,873
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(b)	200	150,257

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(b)	$130	$122,985
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(b)	127	109,177
3.80%, 01/31/28 (Call 12/31/27)	140	128,926
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	55	52,614
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(b)	350	341,861
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(b)	125	117,685
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(b)	410	376,516
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(b)	110	103,166
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(b)	135	134,259
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(b)	455	443,125
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	137	131,672
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	300	229,191
2.00%, 03/20/28 (Call 01/20/28)	50	43,225
2.30%, 05/13/31 (Call 02/13/31)	115	91,956
2.90%, 03/03/32 (Call 12/03/31)(a)	485	396,699
3.20%, 01/25/28 (Call 10/25/27)(a)	49	45,101
4.00%, 02/01/29 (Call 11/01/28)	45	42,252
4.63%, 03/22/30 (Call 12/22/29)	75	71,666
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(b)	230	230,591
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	335	256,387
4.10%, 06/15/51 (Call 12/15/50)	64	35,590
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	16,997
3.75%, 06/15/28 (Call 03/15/28)	89	85,402
4.15%, 06/15/48 (Call 12/15/47)	68	57,979
5.30%, 09/15/43 (Call 03/15/43)	65	65,608
Credit Suisse USA Inc., 7.13%, 07/15/32	235	257,147
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	704	654,800
4.50%, 01/30/26 (Call 11/30/25)(a)	50	48,332
6.70%, 11/29/32 (Call 08/29/32)	320	317,149
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(b)	225	236,443
Eaton Vance Corp., 3.50%, 04/06/27
(Call 01/06/27)	170	161,354
Franklin Resources Inc.
2.85%, 03/30/25	51	49,274
2.95%, 08/12/51 (Call 02/12/51)	30	17,530
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	110	84,018
2.65%, 09/15/40 (Call 03/15/40)(a)	112	78,007
3.00%, 06/15/50 (Call 12/15/49)(a)	402	265,491
3.00%, 09/15/60 (Call 03/15/60)	385	237,071
3.10%, 09/15/27 (Call 06/15/27)	20	18,719
3.75%, 09/21/28 (Call 06/21/28)	5	4,726
4.25%, 09/21/48 (Call 03/21/48)	275	228,200
4.60%, 03/15/33 (Call 12/15/32)	320	305,127
4.95%, 06/15/52 (Call 12/15/51)	260	240,386
	Par
Security	(000)	Value

Diversified Financial Services (continued)
5.20%, 06/15/62 (Call 01/15/62)	$295	$276,933
Invesco Finance PLC
3.75%, 01/15/26	135	130,347
5.38%, 11/30/43	181	165,751
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	1,487	1,461,600
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	80	63,003
4.15%, 01/23/30	12	10,888
6.25%, 01/15/36	63	64,174
6.50%, 01/20/43	70	70,174
Legg Mason Inc.
4.75%, 03/15/26	385	379,596
5.63%, 01/15/44	291	278,451
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	89	81,343
2.95%, 03/15/51 (Call 09/15/50)(a)	85	58,419
3.35%, 03/26/30 (Call 12/26/29)	95	87,809
3.65%, 06/01/49 (Call 12/01/48)	260	205,767
3.80%, 11/21/46 (Call 05/21/46)	131	107,084
3.85%, 03/26/50 (Call 09/26/49)	286	233,705
3.95%, 02/26/48 (Call 08/26/47)	128	106,399
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	385	302,299
3.25%, 04/28/50 (Call 10/28/49)	178	116,417
3.85%, 06/30/26 (Call 03/30/26)	155	149,666
3.95%, 03/07/52 (Call 09/07/51)	219	162,695
5.35%, 06/28/28 (Call 05/28/28)	355	356,562
5.55%, 02/15/34 (Call 11/15/33)	355	354,972
5.65%, 06/28/25	50	50,156
6.10%, 06/28/63 (Call 12/28/62)(a)	60	60,994
Nomura Holdings Inc.
2.17%, 07/14/28	315	269,178
2.33%, 01/22/27	55	49,540
2.61%, 07/14/31	382	303,054
2.65%, 01/16/25	262	252,600
2.68%, 07/16/30	388	318,346
2.71%, 01/22/29	216	185,623
3.00%, 01/22/32	246	198,388
3.10%, 01/16/30	486	414,733
5.39%, 07/06/27	320	315,107
6.07%, 07/12/28	200	202,352
6.09%, 07/12/33	205	208,411
ORIX Corp.
3.25%, 12/04/24(a)	7	6,824
3.70%, 07/18/27(a)	56	52,943
4.00%, 04/13/32	125	112,886
5.20%, 09/13/32(a)	145	142,805
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	70	66,293
6.63%, 03/15/25 (Call 09/15/24)	590	588,784
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	172	121,316
4.65%, 04/01/30 (Call 01/01/30)	14	13,574
4.95%, 07/15/46	190	164,751
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	129	95,582
3.70%, 08/04/26 (Call 05/04/26)	265	244,006
3.95%, 12/01/27 (Call 09/01/27)	357	320,707
4.50%, 07/23/25 (Call 04/24/25)	255	245,355
4.88%, 06/13/25 (Call 05/13/25)	20	19,337

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
5.15%, 03/19/29 (Call 12/19/28)	$516	$477,831
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	306	177,422
2.05%, 04/15/30 (Call 01/15/30)	121	103,228
3.65%, 09/15/47 (Call 03/15/47)	193	152,737
4.15%, 12/14/35 (Call 06/14/35)	578	543,842
4.30%, 12/14/45 (Call 06/14/45)	683	608,974
Voya Financial Inc.
3.65%, 06/15/26	80	76,414
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(b)	245	197,761
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	156	150,606
6.20%, 11/17/36	313	313,276
		37,122,329
Electric — 7.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	535	356,941
4.70%, 05/15/32 (Call 02/15/32)	405	379,341
5.25%, 05/15/52 (Call 11/15/51)	400	359,030
5.40%, 06/01/33 (Call 03/01/33)	550	537,178
Series G, 4.15%, 05/01/49 (Call 11/01/48)(a)	110	82,591
Series H, 3.45%, 01/15/50 (Call 07/15/49)	180	120,541
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,936	2,853,506
3.20%, 04/15/25 (Call 03/15/25)	416	401,612
3.80%, 06/01/29 (Call 03/01/29)	4,562	4,163,181
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	278	203,766
4.35%, 06/01/48 (Call 12/01/47)	582	457,012
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	899	838,658
3.20%, 09/15/49 (Call 03/15/49)	464	310,848
3.50%, 08/15/46 (Call 02/15/46)	249	176,305
3.75%, 08/15/47 (Call 02/15/47)	269	200,796
4.25%, 09/15/48 (Call 03/15/48)	220	176,246
6.35%, 10/01/36	190	199,984
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	337	256,035
3.60%, 03/01/52 (Call 09/01/51)	610	443,351
3.95%, 03/01/48 (Call 09/01/47)	334	259,373
4.50%, 04/01/44 (Call 10/01/43)	192	163,433
5.30%, 04/01/53 (Call 10/01/52)	45	43,860
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	134	126,010
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	277	226,536
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	123	78,762
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	132	91,377
Series K2, 6.95%, 03/15/33(a)	50	55,965
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	2	1,861
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	330	324,159
CMS Energy Corp.
3.75%, 12/01/50 (Call 12/01/30),
(5-year CMT + 2.900%)(b)	510	382,719
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(b)	110	95,423
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,017	851,218
2.55%, 06/15/26 (Call 03/15/26)	789	743,738
3.00%, 03/01/50 (Call 09/01/49)	310	199,463
3.65%, 06/15/46 (Call 12/15/45)	284	209,342
	Par
Security	(000)	Value

Electric (continued)
3.70%, 08/15/28 (Call 05/15/28)	$398	$376,246
3.70%, 03/01/45 (Call 09/01/44)	199	150,139
3.80%, 10/01/42 (Call 04/01/42)	190	147,922
4.00%, 03/01/48 (Call 09/01/47)	272	213,737
4.00%, 03/01/49 (Call 09/01/48)	230	179,551
4.35%, 11/15/45 (Call 05/15/45)	139	114,394
4.60%, 08/15/43 (Call 02/15/43)	35	30,448
4.70%, 01/15/44 (Call 07/15/43)	113	98,334
5.90%, 03/15/36	303	313,660
6.45%, 01/15/38	199	211,142
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	61	56,474
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	239	179,171
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	287	191,396
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	733	579,937
4.30%, 04/15/44 (Call 10/15/43)	285	235,622
4.90%, 07/01/33 (Call 04/01/33)(a)	100	96,954
Series A, 2.05%, 07/01/31 (Call 04/01/31)	490	392,548
Series A, 3.20%, 03/15/27 (Call 12/15/26)	245	231,562
Series A, 4.15%, 06/01/45 (Call 12/01/44)	454	368,597
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	189	128,808
3.80%, 05/15/28 (Call 02/15/28)	74	70,508
3.85%, 06/15/46 (Call 12/15/45)	305	229,283
3.95%, 03/01/43 (Call 09/01/42)	80	63,363
4.45%, 03/15/44 (Call 09/15/43)	256	216,719
4.50%, 12/01/45 (Call 06/01/45)	198	164,574
4.50%, 05/15/58 (Call 11/15/57)	114	90,846
4.63%, 12/01/54 (Call 06/01/54)	166	138,690
5.70%, 06/15/40	115	111,599
Series 05-A, 5.30%, 03/01/35	360	349,152
Series 06-A, 5.85%, 03/15/36	144	145,649
Series 06-B, 6.20%, 06/15/36	55	57,089
Series 07-A, 6.30%, 08/15/37	98	102,482
Series 08-B, 6.75%, 04/01/38	238	259,490
Series 09-C, 5.50%, 12/01/39	217	207,554
Series 12-A, 4.20%, 03/15/42	139	112,929
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	168	126,583
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	763	688,138
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	241	186,542
Series A, 4.13%, 05/15/49 (Call 11/15/48)	213	164,930
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	86	80,263
Series C, 3.00%, 12/01/60 (Call 06/01/60)	215	126,077
Series C, 4.00%, 11/15/57 (Call 05/15/57)	110	81,996
Series C, 4.30%, 12/01/56 (Call 06/01/56)	170	131,258
Series D, 4.00%, 12/01/28 (Call 09/01/28)	244	232,600
Series E, 4.65%, 12/01/48 (Call 06/01/48)	113	95,359
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	146	136,607
5.80%, 03/01/33 (Call 12/01/32)	505	507,188
6.25%, 10/01/39	140	140,778
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,340	737,632
4.20%, 09/01/52 (Call 03/01/52)	610	494,113
4.63%, 05/15/33 (Call 11/15/32)	170	162,646
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	134	104,670
Edison International
4.13%, 03/15/28 (Call 12/15/27)	223	209,664
4.95%, 04/15/25 (Call 03/15/25)	22	21,698
5.75%, 06/15/27 (Call 04/15/27)	252	253,729

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	$110	$89,103
6.00%, 05/15/35	70	68,230
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,025	979,660
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	520	318,573
4.20%, 09/01/48 (Call 03/01/48)	250	195,192
4.20%, 04/01/50 (Call 10/01/49)	288	225,822
4.95%, 01/15/45 (Call 01/15/25)	545	470,952
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	245	200,165
3.45%, 01/15/50 (Call 07/15/49)(a)	576	390,218
5.13%, 05/15/33 (Call 02/15/33)	85	82,079
5.45%, 03/01/28 (Call 02/01/28)	135	135,304
5.95%, 02/01/29 (Call 01/01/29)	225	229,408
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,012	984,615
Series M, 3.30%, 01/15/28 (Call 10/15/27)	238	220,310
Series O, 4.25%, 04/01/29 (Call 01/01/29)	422	399,209
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,282	1,790,673
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	586	561,849
3.95%, 06/15/25 (Call 03/15/25)	680	663,367
4.05%, 04/15/30 (Call 01/15/30)	1,163	1,079,686
4.10%, 03/15/52 (Call 09/15/51)(a)	135	103,152
4.45%, 04/15/46 (Call 10/15/45)	331	269,355
4.70%, 04/15/50 (Call 10/15/49)	414	349,506
4.95%, 06/15/35 (Call 12/15/34)	198	182,568
5.10%, 06/15/45 (Call 12/15/44)	255	228,393
5.60%, 03/15/53 (Call 09/15/52)	245	234,879
5.63%, 06/15/35	255	252,829
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	77	72,075
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	5	4,847
2.88%, 12/04/51 (Call 06/04/51)(a)	25	15,950
3.15%, 10/01/49 (Call 04/01/49)(a)	509	344,182
3.70%, 12/01/47 (Call 06/01/47)	214	161,717
3.95%, 03/01/48 (Call 09/01/47)	341	270,819
3.99%, 03/01/49 (Call 09/01/48)	253	199,765
4.05%, 06/01/42 (Call 12/01/41)	206	170,000
4.05%, 10/01/44 (Call 04/01/44)	95	77,227
4.13%, 02/01/42 (Call 08/01/41)	264	223,094
4.13%, 06/01/48 (Call 12/01/47)	159	128,413
4.95%, 06/01/35	261	251,123
5.25%, 02/01/41 (Call 08/01/40)	115	110,962
5.63%, 04/01/34(a)	296	304,823
5.65%, 02/01/37	142	143,612
5.69%, 03/01/40	160	162,797
5.95%, 02/01/38	201	208,050
5.96%, 04/01/39	104	108,758
Iberdrola International BV
5.81%, 03/15/25	1,173	1,176,563
6.75%, 07/15/36(a)	1,016	1,107,529
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	152	144,512
3.35%, 11/15/27 (Call 08/15/27)	244	227,090
5.30%, 07/01/43 (Call 01/01/43)	513	469,093
National Grid PLC
5.60%, 06/12/28 (Call 05/12/28)	780	786,733
5.81%, 06/12/33 (Call 03/12/33)	1,925	1,935,395
National Grid USA, 5.80%, 04/01/35	895	871,136
	Par
Security	(000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	$26	$21,876
3.70%, 03/15/29 (Call 12/15/28)	40	37,100
3.90%, 11/01/28 (Call 08/01/28)	2	1,890
4.02%, 11/01/32 (Call 05/01/32)	161	144,389
4.30%, 03/15/49 (Call 09/15/48)	359	289,506
4.40%, 11/01/48 (Call 05/01/48)	200	162,081
5.05%, 09/15/28 (Call 08/15/28)	40	40,121
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(b)	20	19,052
Series C, 8.00%, 03/01/32	193	222,826
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)(a)	595	595,453
6.00%, 03/15/54 (Call 09/15/53)	100	101,546
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	160	101,517
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	3,058	2,523,835
2.75%, 11/01/29 (Call 08/01/29)	3,496	3,047,262
3.50%, 04/01/29 (Call 01/01/29)	1,125	1,031,548
3.55%, 05/01/27 (Call 02/01/27)	2,648	2,509,095
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(b)	10	8,322
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(b)	26	22,167
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	322	254,369
3.10%, 06/01/51 (Call 12/01/50)	418	268,428
3.20%, 05/15/27 (Call 02/15/27)	1,875	1,768,053
3.25%, 05/15/29 (Call 02/15/29)	270	246,336
3.95%, 04/01/30 (Call 01/01/30)	1,393	1,294,344
4.40%, 03/01/44 (Call 09/01/43)	421	353,503
4.55%, 06/01/52 (Call 12/01/51)	65	54,760
5.50%, 03/15/40	185	175,168
Ohio Edison Co., 6.88%, 07/15/36	70	75,843
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	303	229,683
4.15%, 04/01/48 (Call 10/01/47)	175	135,821
5.00%, 06/01/33 (Call 03/01/33)	130	125,812
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	725	566,438
Series R, 2.90%, 10/01/51 (Call 04/01/51)(a)	520	322,467
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	600	357,350
3.10%, 09/15/49 (Call 03/15/49)	498	331,102
3.75%, 04/01/45 (Call 10/01/44)	368	284,179
3.80%, 09/30/47 (Call 03/30/47)	262	196,158
3.80%, 06/01/49 (Call 12/01/48)	286	215,101
4.10%, 11/15/48 (Call 05/15/48)	250	197,886
4.55%, 12/01/41 (Call 06/01/41)	120	104,708
4.95%, 09/15/52 (Call 03/15/52)	60	54,603
5.25%, 09/30/40	105	100,847
5.30%, 06/01/42 (Call 12/01/41)	25	24,725
5.65%, 11/15/33 (Call 08/15/33)(c)	105	107,921
5.75%, 03/15/29 (Call 12/15/28)	57	58,545
7.00%, 05/01/32	35	38,704
7.25%, 01/15/33	47	52,787
7.50%, 09/01/38	10	11,683
Pacific Gas & Electric Co., 6.95%, 03/15/34
(Call 12/15/33)	60	63,277
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	732	461,166
3.95%, 12/01/47 (Call 06/01/47)	120	81,487

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.20%, 06/01/41 (Call 12/01/40)	$40	$29,566
4.25%, 03/15/46 (Call 09/15/45)	72	51,085
4.30%, 03/15/45 (Call 09/15/44)	125	90,004
4.40%, 03/01/32 (Call 12/01/31)	155	136,622
4.45%, 04/15/42 (Call 10/15/41)	180	135,639
4.50%, 07/01/40 (Call 01/01/40)	410	325,108
4.55%, 07/01/30 (Call 01/01/30)	47	43,204
4.60%, 06/15/43 (Call 12/15/42)	167	125,403
4.75%, 02/15/44 (Call 08/15/43)	275	214,871
4.95%, 07/01/50 (Call 01/01/50)	730	581,644
5.25%, 03/01/52 (Call 09/01/51)	510	421,019
5.90%, 06/15/32 (Call 03/15/32)	604	590,001
6.15%, 01/15/33 (Call 10/15/32)	380	377,816
6.70%, 04/01/53 (Call 10/01/52)	60	60,616
6.75%, 01/15/53 (Call 07/15/52)	545	551,409
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	90	55,547
3.00%, 09/15/49 (Call 03/15/49)	611	397,265
3.05%, 03/15/51 (Call 09/15/50)	140	90,766
3.15%, 10/15/25 (Call 07/15/25)	448	432,481
3.70%, 09/15/47 (Call 03/15/47)	475	357,411
3.90%, 03/01/48 (Call 09/01/47)	344	269,902
4.15%, 10/01/44 (Call 04/01/44)	283	229,188
4.90%, 06/15/33 (Call 03/15/33)(a)	108	105,879
5.95%, 10/01/36	61	62,912
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	590	485,406
6.50%, 11/15/37	137	148,227
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	175	115,159
3.95%, 06/01/47 (Call 12/01/46)	140	109,555
4.15%, 10/01/45 (Call 04/01/45)	35	28,340
4.15%, 06/15/48 (Call 12/15/47)	259	209,416
5.00%, 05/15/33 (Call 02/15/33)(a)	285	279,295
5.25%, 05/15/53 (Call 11/15/52)	560	534,501
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	860	630,677
5.35%, 10/01/33 (Call 07/01/33)	100	100,576
Series V, 2.20%, 06/15/31 (Call 03/15/31)	437	355,807
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	112	104,000
2.45%, 01/15/30 (Call 10/15/29)	202	172,793
3.00%, 05/15/25 (Call 02/15/25)	56	54,308
3.00%, 05/15/27 (Call 02/15/27)	150	140,679
3.15%, 01/01/50 (Call 07/01/49)	400	271,620
3.20%, 05/15/29 (Call 02/15/29)	85	77,502
3.20%, 08/01/49 (Call 02/01/49)(a)	282	192,086
3.60%, 12/01/47 (Call 06/01/47)	216	160,600
3.65%, 09/01/28 (Call 06/01/28)	55	51,841
3.65%, 09/01/42 (Call 03/01/42)(a)	250	195,363
3.70%, 05/01/28 (Call 02/01/28)	113	107,410
3.80%, 01/01/43 (Call 07/01/42)	155	122,803
3.80%, 03/01/46 (Call 09/01/45)	407	314,198
3.85%, 05/01/49 (Call 11/01/48)	263	203,360
3.95%, 05/01/42 (Call 11/01/41)(a)	121	98,125
4.05%, 05/01/48 (Call 11/01/47)	161	128,715
5.50%, 03/01/40	115	112,452
5.80%, 05/01/37	108	109,073
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	2,122	1,671,029
2.45%, 11/15/31 (Call 08/15/31)	1,425	1,150,530
	Par
Security	(000)	Value

Electric (continued)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	$1,361	$1,280,628
4.15%, 05/15/48 (Call 11/15/47)	174	138,232
4.50%, 08/15/40	242	209,242
4.95%, 08/15/28 (Call 07/15/28)	185	184,441
6.00%, 06/01/39	107	109,044
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	233	172,115
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	227	174,343
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	399	266,233
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	130	82,549
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	190	176,375
3.80%, 02/01/38 (Call 08/01/37)	356	289,017
4.00%, 02/01/48 (Call 08/01/47)	412	314,221
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(b)	377	307,937
5.50%, 08/01/33 (Call 05/01/33)	125	124,032
6.00%, 10/15/39	250	248,695
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	97	80,379
2.85%, 08/01/29 (Call 05/01/29)	65	57,333
3.45%, 02/01/52 (Call 08/01/51)	520	349,988
3.65%, 02/01/50 (Call 08/01/49)	353	250,413
4.00%, 04/01/47 (Call 10/01/46)	322	245,899
4.05%, 03/15/42 (Call 09/15/41)	201	157,117
4.50%, 09/01/40 (Call 03/01/40)	193	161,483
4.65%, 10/01/43 (Call 04/01/43)(a)	112	95,135
5.50%, 03/15/40	131	124,074
5.63%, 02/01/36	167	162,348
5.70%, 03/01/53 (Call 09/01/52)	55	53,313
5.88%, 12/01/53 (Call 06/01/53)	90	89,442
6.00%, 01/15/34	325	337,830
6.05%, 03/15/39(a)	79	79,188
6.65%, 04/01/29	186	194,292
Series 04-G, 5.75%, 04/01/35	112	112,207
Series 05-E, 5.35%, 07/15/35	109	107,358
Series 06-E, 5.55%, 01/15/37	45	42,847
Series 08-A, 5.95%, 02/01/38	65	64,602
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	218	165,551
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	20	12,379
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	59	55,958
Series B, 3.65%, 03/01/28 (Call 12/01/27)	72	67,463
Series B, 4.88%, 03/01/49 (Call 09/01/48)	131	112,047
Series C, 3.60%, 02/01/45 (Call 08/01/44)	208	147,676
Series C, 4.13%, 03/01/48 (Call 09/01/47)	324	252,789
Series E, 3.70%, 08/01/25 (Call 06/01/25)	45	43,617
Series E, 5.45%, 06/01/52 (Call 12/01/51)	20	18,602
Toledo Edison Co. (The), 6.15%, 05/15/37	210	214,778
		89,647,419
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	479	383,405
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	145	91,629
5.25%, 11/15/39(a)	15	14,531
		489,565
Electronics — 0.8%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	615	555,850

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	$492	$457,670
5.41%, 07/01/32 (Call 04/01/32)	358	349,246
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	41	35,902
4.35%, 06/01/29 (Call 03/01/29)	4	3,875
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	390	315,475
5.50%, 06/01/32 (Call 03/01/32)	40	37,899
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	226	221,841
4.88%, 06/15/29 (Call 03/15/29)	493	468,693
4.88%, 05/12/30 (Call 02/12/30)	614	582,144
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	160	151,563
4.30%, 06/15/46 (Call 12/15/45)(a)	82	65,213
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	1,995	1,882,016
2.70%, 08/15/29 (Call 05/15/29)	98	87,673
3.81%, 11/21/47 (Call 05/21/47)	172	136,971
4.25%, 01/15/29 (Call 12/15/28)	100	97,454
5.38%, 03/01/41	165	165,911
5.70%, 03/15/36	168	175,067
5.70%, 03/15/37	228	237,525
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	28	26,025
3.35%, 03/01/26 (Call 12/01/25)	85	81,464
3.50%, 02/15/28 (Call 11/15/27)	42	39,424
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	187	162,383
4.60%, 04/06/27 (Call 01/06/27)	702	681,494
Legrand France SA, 8.50%, 02/15/25	295	307,056
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)(a)	576	568,613
4.90%, 06/15/28 (Call 03/15/28)	440	429,810
Tyco Electronics Group SA, 7.13%, 10/01/37	169	190,192
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	227	193,809
2.95%, 04/01/31 (Call 01/01/31)	204	162,512
		8,870,770
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	635	524,520
5.14%, 03/15/52 (Call 09/15/51)	1,270	1,014,975
5.39%, 03/15/62 (Call 09/15/61)	770	613,145
		2,152,640
Environmental Control — 0.1%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	25	20,008
3.05%, 03/01/50 (Call 09/01/49)(a)	150	101,426
5.70%, 05/15/41 (Call 11/15/40)	80	80,696
6.20%, 03/01/40	80	84,385
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	255	164,884
3.05%, 04/01/50 (Call 10/01/49)	87	57,859
3.50%, 05/01/29 (Call 02/01/29)	71	65,792
4.25%, 12/01/28 (Call 09/01/28)	10	9,638
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	310	187,148
3.15%, 11/15/27 (Call 08/15/27)	10	9,382
	Par
Security	(000)	Value

Environmental Control (continued)
4.10%, 03/01/45 (Call 09/01/44)(a)	$47	$39,103
4.15%, 07/15/49 (Call 01/15/49)	211	175,919
4.88%, 02/15/34 (Call 11/15/33)	85	83,400
		1,079,640
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34
(Call 10/05/33)	100	100,804
Food — 2.3%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	141	152,443
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	135	113,397
3.13%, 04/24/50 (Call 10/24/49)(a)	169	107,748
3.30%, 03/19/25 (Call 12/19/24)(a)	1,330	1,289,840
3.95%, 03/15/25 (Call 01/15/25)	393	384,553
4.15%, 03/15/28 (Call 12/15/27)	759	729,563
4.80%, 03/15/48 (Call 09/15/47)	254	214,691
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	238	233,479
4.85%, 11/01/28 (Call 08/01/28)	220	214,086
5.30%, 10/01/26	150	149,518
5.30%, 11/01/38 (Call 05/01/38)	226	205,778
5.40%, 11/01/48 (Call 05/01/48)	358	319,965
7.00%, 10/01/28	78	82,775
8.25%, 09/15/30	194	221,013
Flowers Foods Inc., 3.50%, 10/01/26
(Call 07/01/26)	5	4,743
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	838	673,386
2.88%, 04/15/30 (Call 01/15/30)	1,120	974,748
3.00%, 02/01/51 (Call 08/01/50)(a)	288	184,879
3.20%, 02/10/27 (Call 11/10/26)	697	657,875
4.00%, 04/17/25 (Call 02/17/25)	691	677,875
4.20%, 04/17/28 (Call 01/17/28)	1,077	1,042,302
4.95%, 03/29/33 (Call 12/29/32)(a)	65	63,073
5.24%, 11/18/25 (Call 05/18/24)	40	39,913
5.40%, 06/15/40	87	82,246
5.50%, 10/17/28 (Call 09/17/28)	545	553,984
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	48	42,177
3.13%, 11/15/49 (Call 05/15/49)	17	11,738
3.38%, 08/15/46 (Call 02/15/46)	35	25,417
Hormel Foods Corp., 3.05%, 06/03/51
(Call 12/03/50)	285	189,643
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	954	820,004
3.20%, 10/01/26 (Call 07/01/26)	75	71,096
3.90%, 06/01/50 (Call 12/01/49)(a)	253	173,175
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	75	76,820
6.20%, 11/15/33 (Call 08/15/33)	45	46,997
6.50%, 11/15/43 (Call 05/15/43)	55	57,403
6.50%, 11/15/53 (Call 05/15/53)	330	350,561
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	56	46,668
3.38%, 12/15/27 (Call 09/15/27)	69	64,489
3.50%, 03/15/25	490	477,896
3.55%, 03/15/50 (Call 09/15/49)	121	82,132
4.25%, 03/15/35	181	159,447
4.38%, 03/15/45	87	70,092

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	$1,497	$1,225,255
3.25%, 04/01/26	2,071	1,981,511
3.40%, 11/15/27 (Call 08/15/27)	1,359	1,271,366
4.30%, 05/15/28 (Call 02/15/28)	1,184	1,142,772
Series B, 7.45%, 04/01/31	231	254,393
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	193	188,292
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	435	354,793
4.88%, 10/01/49 (Call 04/01/49)	432	379,254
5.00%, 07/15/35 (Call 01/15/35)	5	4,797
5.00%, 06/04/42	116	104,770
5.20%, 07/15/45 (Call 01/15/45)	500	457,354
5.50%, 06/01/50 (Call 12/01/49)	310	297,820
6.50%, 02/09/40	204	216,147
6.88%, 01/26/39	245	268,204
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	47	38,694
2.65%, 10/15/26 (Call 07/15/26)	88	82,017
3.50%, 02/01/26 (Call 11/01/25)(a)	364	350,551
3.70%, 08/01/27 (Call 05/01/27)	104	98,807
3.88%, 10/15/46 (Call 04/15/46)	182	133,061
3.95%, 01/15/50 (Call 07/15/49)	213	161,105
4.45%, 02/01/47 (Call 08/01/46)	313	256,484
4.50%, 01/15/29 (Call 10/15/28)	145	140,749
4.65%, 01/15/48 (Call 07/15/47)	118	98,570
5.00%, 04/15/42 (Call 10/15/41)	69	60,254
5.15%, 08/01/43 (Call 02/01/43)	131	116,761
5.40%, 07/15/40 (Call 01/15/40)	120	110,666
5.40%, 01/15/49 (Call 07/15/48)	95	88,952
6.90%, 04/15/38	136	147,282
7.50%, 04/01/31(a)	186	208,288
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	295	233,778
2.50%, 04/15/30 (Call 01/15/30)	401	340,192
3.40%, 08/15/27 (Call 05/15/27)	382	359,917
4.20%, 08/15/47 (Call 02/15/47)(a)	228	182,017
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	143	87,525
2.75%, 04/13/30 (Call 01/13/30)	148	128,808
4.13%, 05/07/28 (Call 02/07/28)	25	24,193
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	114	96,732
3.25%, 07/15/27 (Call 04/15/27)	55	51,325
3.30%, 07/15/26 (Call 04/15/26)	110	104,662
3.30%, 02/15/50 (Call 08/15/49)(a)	185	125,225
4.45%, 03/15/48 (Call 09/15/47)	104	84,960
4.50%, 04/01/46 (Call 10/01/45)	97	79,631
4.85%, 10/01/45 (Call 04/01/45)	123	105,811
5.38%, 09/21/35	30	29,511
5.95%, 04/01/30 (Call 01/01/30)	277	286,771
6.60%, 04/01/40 (Call 10/01/39)	82	87,445
6.60%, 04/01/50 (Call 10/01/49)	365	399,915
Tyson Foods Inc.
4.35%, 03/01/29 (Call 12/01/28)	74	70,310
4.55%, 06/02/47 (Call 12/02/46)	143	111,844
4.88%, 08/15/34 (Call 02/15/34)(a)	62	57,779
5.10%, 09/28/48 (Call 03/28/48)	252	212,638
5.15%, 08/15/44 (Call 02/15/44)	80	68,782
		25,708,368
	Par
Security	(000)	Value

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47
(Call 05/02/47)	$200	$157,538
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	138	112,557
4.40%, 08/15/47 (Call 02/15/47)	259	208,284
4.80%, 06/15/44 (Call 12/15/43)	200	171,596
5.00%, 09/15/35 (Call 03/15/35)	295	284,088
5.15%, 05/15/46 (Call 11/15/45)(a)	10	8,912
6.00%, 11/15/41 (Call 05/15/41)	284	284,609
7.30%, 11/15/39(a)	40	44,610
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)(a)	277	219,962
3.75%, 01/15/31 (Call 10/15/30)	210	177,361
5.00%, 01/15/30 (Call 10/15/29)	462	432,742
6.00%, 01/15/29 (Call 10/15/28)	322	318,570
		2,420,829
Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	40	35,323
2.85%, 02/15/52 (Call 08/15/51)	135	84,635
3.00%, 06/15/27 (Call 03/15/27)	45	42,228
3.38%, 09/15/49 (Call 03/15/49)	318	220,781
4.13%, 10/15/44 (Call 04/15/44)	174	145,964
4.13%, 03/15/49 (Call 09/15/48)	147	117,135
4.15%, 01/15/43 (Call 07/15/42)	16	13,392
4.30%, 10/01/48 (Call 04/01/48)	50	40,944
5.50%, 06/15/41 (Call 12/15/40)(a)	43	41,949
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	100	80,036
3.95%, 09/15/27 (Call 06/15/27)	420	390,181
4.75%, 09/01/28 (Call 06/01/28)	77	73,266
5.20%, 07/15/25 (Call 04/15/25)	82	81,168
5.50%, 10/01/26	45	44,699
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	280	229,349
4.25%, 09/01/32 (Call 06/01/32)(a)	60	55,649
4.50%, 11/01/48 (Call 05/01/48)	225	183,439
4.66%, 02/01/44 (Call 08/01/43)	169	142,807
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	595	485,375
3.35%, 06/01/50 (Call 12/01/49)	215	138,654
5.05%, 05/15/52 (Call 11/15/51)	262	228,123
5.40%, 06/15/33 (Call 03/15/33)	100	98,757
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	259	251,006
5.13%, 11/15/40	70	64,633
5.20%, 06/01/33 (Call 03/01/33)	140	137,910
5.75%, 06/01/53 (Call 12/01/52)	115	113,086
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	734	693,271
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	193	149,684
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	221	176,097
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	220	163,414
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	72	61,394
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)(a)	80	47,817
3.70%, 04/01/28 (Call 01/01/28)	35	32,643
3.80%, 09/29/46 (Call 03/29/46)(a)	194	135,870
4.15%, 06/01/49 (Call 12/01/48)	186	136,481

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	$345	$236,798
Series K, 3.80%, 09/15/46 (Call 03/15/46)	100	70,495
		5,444,453
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(c)	125	123,435
6.40%, 04/15/33 (Call 01/15/33)(c)	315	310,200
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	15	10,331
3.25%, 03/01/27 (Call 12/01/26)	35	33,298
4.10%, 03/01/48 (Call 09/01/47)	15	12,215
Stanley Black & Decker Inc.
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(b)	767	621,561
5.20%, 09/01/40	43	39,191
		1,150,231
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	405	396,088
4.75%, 04/15/43 (Call 10/15/42)(a)	115	110,266
4.90%, 11/30/46 (Call 05/30/46)(a)	796	767,272
5.30%, 05/27/40	103	104,302
6.00%, 04/01/39	173	188,389
6.15%, 11/30/37	151	166,098
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	75	61,922
2.75%, 09/15/29 (Call 06/15/29)	743	648,605
3.05%, 09/22/26 (Call 06/22/26)	481	452,848
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	315	252,481
2.60%, 08/15/26 (Call 05/15/26)	160	148,704
3.13%, 12/01/51 (Call 06/01/51)(a)	475	299,025
3.50%, 08/15/46 (Call 02/15/46)	218	144,777
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	13	11,615
4.70%, 03/01/49 (Call 09/01/48)(a)	291	258,023
6.50%, 11/15/35	110	119,172
7.38%, 01/15/40	113	129,223
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	360	221,825
2.80%, 12/10/51 (Call 06/10/51)	448	284,328
4.38%, 09/15/45 (Call 03/15/45)	132	114,351
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	604	517,863
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	26	22,767
3.25%, 11/15/39 (Call 05/15/39)	288	222,764
3.40%, 11/15/49 (Call 05/15/49)	423	305,870
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	1,789	1,715,146
GE HealthCare Technologies Inc., 6.38%, 11/22/52
(Call 05/22/52)	155	166,199
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	514	443,061
Medtronic Inc., 4.63%, 03/15/45	402	365,665
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	195	152,731
3.30%, 09/15/29 (Call 06/15/29)	76	66,917
3.63%, 03/15/51 (Call 09/15/50)(a)	135	90,153
	Par
Security	(000)	Value

Health Care - Products (continued)
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)	$430	$340,884
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	886	734,921
3.75%, 03/15/51 (Call 09/15/50)	365	262,591
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	78	50,927
4.10%, 04/01/43 (Call 10/01/42)	112	91,441
4.38%, 05/15/44 (Call 11/15/43)	107	90,524
4.63%, 03/15/46 (Call 09/15/45)	291	259,310
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	267	221,917
4.98%, 08/10/30 (Call 06/10/30)	65	64,959
5.09%, 08/10/33 (Call 05/10/33)	30	29,947
5.30%, 02/01/44 (Call 08/01/43)(a)	116	113,389
5.40%, 08/10/43 (Call 04/10/43)	40	39,991
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	680	553,522
4.45%, 08/15/45 (Call 02/15/45)(a)	125	101,573
5.35%, 12/01/28 (Call 11/01/28)	150	150,343
5.75%, 11/30/39	135	130,761
		12,185,450
Health Care - Services — 2.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	372	271,605
4.13%, 11/15/42 (Call 05/15/42)	96	74,882
4.50%, 05/15/42 (Call 11/15/41)	229	188,880
4.75%, 03/15/44 (Call 09/15/43)	154	129,507
6.63%, 06/15/36	181	194,751
6.75%, 12/15/37	187	200,193
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	380	348,072
4.55%, 05/15/52 (Call 11/15/51)	135	114,223
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	110	95,320
2.50%, 03/01/31 (Call 12/01/30)	555	443,087
2.63%, 08/01/31 (Call 05/01/31)	632	501,954
3.00%, 10/15/30 (Call 07/15/30)	545	453,485
3.38%, 02/15/30 (Call 02/15/25)	375	324,036
4.63%, 12/15/29 (Call 12/15/24)	385	357,607
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	55	45,864
2.88%, 09/15/29 (Call 06/15/29)	38	33,774
3.13%, 05/15/50 (Call 11/15/49)	190	126,361
3.60%, 03/15/51 (Call 09/15/50)	195	141,064
3.65%, 12/01/27 (Call 09/01/27)	247	234,874
3.70%, 09/15/49 (Call 03/15/49)	245	179,999
4.10%, 03/01/28 (Call 12/01/27)	189	182,311
4.38%, 12/01/47 (Call 06/01/47)	326	272,059
4.55%, 03/01/48 (Call 09/01/47)	217	184,864
4.63%, 05/15/42	248	216,989
4.65%, 01/15/43	326	284,976
4.65%, 08/15/44 (Call 02/15/44)	263	228,344
4.75%, 02/15/33 (Call 11/15/32)	260	250,361
5.10%, 01/15/44	214	195,128
5.13%, 02/15/53 (Call 08/15/52)	100	92,810
5.50%, 10/15/32 (Call 07/15/32)	360	363,500
5.85%, 01/15/36	194	196,989
5.95%, 12/15/34	155	159,186
6.10%, 10/15/52 (Call 04/15/52)	60	63,502
6.38%, 06/15/37	205	216,941

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	$95	$75,610
3.50%, 09/01/30 (Call 03/01/30)	467	410,787
3.50%, 07/15/51 (Call 01/15/51)	419	273,571
4.13%, 06/15/29 (Call 03/15/29)	786	728,800
4.50%, 02/15/27 (Call 08/15/26)	662	641,857
4.63%, 03/15/52 (Call 09/15/51)	416	328,842
5.13%, 06/15/39 (Call 12/15/38)	277	248,453
5.20%, 06/01/28 (Call 05/01/28)	35	34,503
5.25%, 04/15/25	212	210,348
5.25%, 06/15/26 (Call 12/15/25)	610	604,704
5.25%, 06/15/49 (Call 12/15/48)	571	495,942
5.50%, 06/01/33 (Call 03/01/33)	215	211,284
5.50%, 06/15/47 (Call 12/15/46)	444	399,164
5.88%, 02/01/29 (Call 08/01/28)	285	287,594
5.90%, 06/01/53 (Call 12/01/52)	105	99,933
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	47	42,411
3.95%, 03/15/27 (Call 12/15/26)	187	179,933
3.95%, 08/15/49 (Call 02/15/49)	166	126,254
4.50%, 04/01/25 (Call 03/01/25)	22	21,703
4.63%, 12/01/42 (Call 06/01/42)	209	179,237
4.80%, 03/15/47 (Call 09/14/46)	277	238,760
4.88%, 04/01/30 (Call 01/01/30)	74	72,230
4.95%, 10/01/44 (Call 04/01/44)	351	311,444
5.75%, 12/01/28 (Call 11/01/28)	25	25,506
5.88%, 03/01/33 (Call 12/01/32)	155	158,815
5.95%, 03/15/34 (Call 12/15/33)	25	25,737
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)(c)	400	398,622
6.25%, 02/01/29 (Call 01/01/29)(a)(c)	25	25,392
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	420	347,539
2.95%, 12/01/29 (Call 09/01/29)	90	78,609
3.60%, 02/01/25 (Call 11/01/24)	335	327,312
3.60%, 09/01/27 (Call 06/01/27)	103	98,015
4.70%, 02/01/45 (Call 08/01/44)	451	386,707
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	210	117,420
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	170	125,660
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	738	619,707
2.95%, 06/30/30 (Call 03/30/30)	868	746,450
3.45%, 06/01/26 (Call 03/01/26)	739	707,684
3.50%, 03/30/25 (Call 12/30/24)	417	406,098
4.20%, 06/30/29 (Call 03/30/29)	489	465,878
4.70%, 03/30/45 (Call 09/30/44)(a)	236	201,908
6.40%, 11/30/33 (Call 08/30/33)	60	63,578
UnitedHealth Group Inc.
2.00%, 05/15/30	10	8,362
2.30%, 05/15/31 (Call 02/15/31)	125	104,265
2.88%, 08/15/29	161	145,221
2.90%, 05/15/50 (Call 11/15/49)	163	106,094
3.13%, 05/15/60 (Call 11/15/59)(a)	230	148,898
3.25%, 05/15/51 (Call 11/15/50)	295	206,661
3.50%, 08/15/39 (Call 02/15/39)	79	63,429
3.70%, 08/15/49 (Call 02/15/49)	354	268,039
3.75%, 10/15/47 (Call 04/15/47)	290	224,754
3.85%, 06/15/28	20	19,200
3.88%, 12/15/28	130	124,452
3.88%, 08/15/59 (Call 02/15/59)	303	227,105
Security	Par (000)	Value

Health Care - Services (continued)
3.95%, 10/15/42 (Call 04/15/42)	$215	$175,590
4.00%, 05/15/29 (Call 03/15/29)	260	249,220
4.20%, 05/15/32 (Call 02/15/32)	600	565,462
4.20%, 01/15/47 (Call 07/15/46)	276	228,699
4.25%, 01/15/29 (Call 12/15/28)	410	399,575
4.25%, 03/15/43 (Call 09/15/42)	182	156,684
4.25%, 04/15/47 (Call 10/15/46)	204	169,046
4.25%, 06/15/48 (Call 12/15/47)	305	254,194
4.38%, 03/15/42 (Call 09/15/41)	150	129,335
4.45%, 12/15/48 (Call 06/15/48)	334	288,228
4.50%, 04/15/33 (Call 01/15/33)	335	321,293
4.63%, 07/15/35	343	329,642
4.63%, 11/15/41 (Call 05/15/41)	170	153,424
4.75%, 07/15/45	625	570,929
4.75%, 05/15/52 (Call 11/15/51)	315	283,491
4.95%, 05/15/62 (Call 11/15/61)	275	250,339
5.05%, 04/15/53 (Call 10/15/52)	25	23,703
5.20%, 04/15/63 (Call 10/15/62)	110	105,147
5.35%, 02/15/33 (Call 11/15/32)	835	852,399
5.70%, 10/15/40 (Call 04/15/40)	78	79,820
5.80%, 03/15/36	124	130,206
5.88%, 02/15/53 (Call 08/15/52)	295	313,651
5.95%, 02/15/41 (Call 08/15/40)	95	98,834
6.05%, 02/15/63 (Call 08/15/62)	300	324,331
6.50%, 06/15/37	131	145,996
6.63%, 11/15/37	209	235,202
6.88%, 02/15/38	253	294,205
		27,692,624
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	997	942,120
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	100	77,278
3.85%, 01/15/30 (Call 07/15/29)	49	42,719
3.97%, 08/06/61 (Call 02/06/61)	92	54,419
6.00%, 01/15/43 (Call 10/15/42)	107	93,785
PulteGroup Inc.
6.00%, 02/15/35	147	146,652
6.38%, 05/15/33(a)	135	139,892
7.88%, 06/15/32	77	86,947
Toll Brothers Finance Corp., 4.35%, 02/15/28
(Call 11/15/27)(a)	342	325,297
		966,989
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	150	138,660
3.50%, 11/15/51 (Call 05/15/51)	217	142,450
4.40%, 03/15/29 (Call 12/15/28)(a)	200	187,304
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	127	99,807
4.60%, 05/15/50 (Call 11/15/49)(a)	135	105,455
4.70%, 05/14/32 (Call 02/14/32)	200	185,672
4.75%, 02/26/29 (Call 11/26/28)(a)	16	15,564
		874,912
Household Products & Wares — 0.5%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	135	106,027
2.65%, 04/30/30 (Call 01/30/30)	108	92,056

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
4.88%, 12/06/28 (Call 09/06/28)	$257	$254,285
5.75%, 03/15/33 (Call 12/15/32)	345	349,375
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	93	87,249
3.95%, 08/01/47 (Call 02/01/47)	45	35,020
5.00%, 06/15/52 (Call 12/15/51)	100	92,949
5.60%, 11/15/32 (Call 08/15/32)	75	77,755
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	943	764,498
3.10%, 10/01/27 (Call 07/01/27)	216	200,357
3.90%, 05/15/28 (Call 02/15/28)	322	305,919
Kimberly-Clark Corp.
2.75%, 02/15/26	552	527,656
2.88%, 02/07/50 (Call 08/07/49)(a)	174	114,691
3.05%, 08/15/25	1,175	1,135,418
3.10%, 03/26/30 (Call 12/26/29)	206	185,420
3.20%, 04/25/29 (Call 01/25/29)	879	811,457
3.90%, 05/04/47 (Call 11/04/46)	235	185,178
3.95%, 11/01/28 (Call 08/01/28)	386	372,663
5.30%, 03/01/41	93	91,196
6.63%, 08/01/37	379	429,948
		6,219,117
Insurance — 2.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	15	17,342
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(b)	355	330,088
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	61	56,090
4.00%, 10/15/46 (Call 04/15/46)	10	7,625
4.75%, 01/15/49 (Call 07/15/48)	62	54,421
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	9	8,103
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	56	53,090
5.35%, 06/01/33(a)	88	86,905
5.55%, 05/09/35	56	55,726
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(b)	156	143,613
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	74	58,255
5.25%, 04/02/30 (Call 01/02/30)	23	22,377
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	180	154,674
4.20%, 04/01/28 (Call 01/01/28)(a)	74	70,572
4.38%, 06/30/50 (Call 12/30/49)(a)	120	96,734
4.50%, 07/16/44 (Call 01/16/44)	180	150,490
4.75%, 04/01/48 (Call 10/01/47)	71	61,616
4.80%, 07/10/45 (Call 01/10/45)	211	182,296
5.13%, 03/27/33 (Call 12/27/32)	140	136,281
6.25%, 05/01/36	55	56,129
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)(b)	71	66,573
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	20	17,241
3.75%, 05/02/29 (Call 02/02/29)	80	74,696
4.50%, 12/15/28 (Call 09/15/28)	49	47,390
6.25%, 09/30/40	23	23,690
Aon Global Ltd.
2.60%, 12/02/31 (Call 09/02/31)	85	69,434
4.75%, 05/15/45 (Call 11/15/44)	12	10,368
5.00%, 09/12/32 (Call 06/12/32)	450	435,595
5.35%, 02/28/33 (Call 11/28/32)	70	69,477
Security	Par (000)	Value

Insurance (continued)
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	$154	$133,803
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	167	118,127
7.35%, 05/01/34	34	37,827
Arch Capital Group U.S. Inc., 5.14%, 11/01/43(a)	32	28,443
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	5	3,984
3.05%, 03/09/52 (Call 09/09/51)	100	60,137
3.50%, 05/20/51 (Call 11/20/50)	87	59,761
5.50%, 03/02/33 (Call 12/02/32)	100	98,329
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	190	146,590
3.70%, 02/22/30 (Call 11/22/29)	134	116,781
4.90%, 03/27/28 (Call 12/27/27)	20	19,410
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(a)	84	52,579
3.95%, 05/25/51 (Call 11/25/50)	21	14,639
4.13%, 01/12/28 (Call 10/12/27)	76	71,068
6.15%, 04/03/30 (Call 01/03/30)	127	128,838
6.65%, 02/01/33 (Call 11/01/32)	5	5,179
AXA SA, 8.60%, 12/15/30	775	914,603
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	42	38,423
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(b)	85	69,357
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	172	162,074
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	15	12,173
2.88%, 03/15/32 (Call 12/15/31)	15	12,983
3.85%, 03/15/52 (Call 09/15/51)	230	179,887
4.20%, 08/15/48 (Call 02/15/48)	331	283,136
4.25%, 01/15/49 (Call 07/15/48)	445	384,014
5.75%, 01/15/40	267	287,218
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	5	3,054
4.70%, 06/22/47 (Call 12/22/46)	198	143,845
Brown & Brown Inc.
4.20%, 03/17/32 (Call 12/17/31)	165	146,327
4.50%, 03/15/29 (Call 12/15/28)	15	14,163
4.95%, 03/17/52 (Call 09/17/51)	20	16,628
Chubb Corp. (The)
6.00%, 05/11/37	100	105,170
Series 1, 6.50%, 05/15/38	105	115,681
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)(a)	65	43,143
3.05%, 12/15/61 (Call 06/15/61)	85	55,168
3.35%, 05/03/26 (Call 02/03/26)	265	255,540
4.15%, 03/13/43	45	37,874
4.35%, 11/03/45 (Call 05/03/45)	470	408,230
6.70%, 05/15/36	20	22,215
Cincinnati Financial Corp., 6.13%, 11/01/34	55	55,348
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)	342	327,861
Enstar Finance LLC, 5.50%, 01/15/42
(Call 01/15/27), (5-year CMT + 4.006%)(b)	215	176,732
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	15	11,863
4.95%, 06/01/29 (Call 03/01/29)	52	49,287

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	$382	$362,964
5.00%, 04/20/48 (Call 10/20/47)	267	233,634
7.00%, 04/01/28	304	319,799
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	207	130,324
3.50%, 10/15/50 (Call 04/15/50)	25	16,893
4.87%, 06/01/44	25	21,383
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32
(Call 05/16/32)	105	101,961
Fidelity National Financial Inc., 2.45%, 03/15/31
(Call 12/15/30)	5	3,964
First American Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)(a)	179	155,729
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	37	35,962
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	102	89,857
2.90%, 09/15/51 (Call 03/15/51)	30	18,518
3.60%, 08/19/49 (Call 02/19/49)	103	73,168
4.30%, 04/15/43	32	25,575
4.40%, 03/15/48 (Call 09/15/47)	58	47,299
5.95%, 10/15/36	90	91,668
6.10%, 10/01/41	138	139,215
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	100	79,546
4.00%, 11/23/51 (Call 05/23/51)	80	50,865
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	5	3,926
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	51	42,706
3.40%, 01/15/31 (Call 10/15/30)(a)	25	20,869
3.63%, 12/12/26 (Call 09/15/26)(a)	56	52,803
3.80%, 03/01/28 (Call 12/01/27)(a)	90	83,893
4.35%, 03/01/48 (Call 09/01/47)	98	70,901
4.38%, 06/15/50 (Call 12/15/49)	88	63,370
6.30%, 10/09/37	55	55,140
7.00%, 06/15/40	48	49,887
Loews Corp., 6.00%, 02/01/35(a)	35	36,234
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)	323	295,236
4.15%, 03/04/26	310	303,209
5.38%, 03/04/46	232	222,635
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	17	15,233
4.15%, 09/17/50 (Call 03/17/50)	104	77,517
5.00%, 05/20/49 (Call 11/20/48)	32	27,343
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	287	238,896
3.50%, 03/10/25 (Call 12/10/24)	294	287,176
3.75%, 03/14/26 (Call 12/14/25)	425	413,059
4.20%, 03/01/48 (Call 09/01/47)	219	177,903
4.35%, 01/30/47 (Call 07/30/46)	221	185,341
4.38%, 03/15/29 (Call 12/15/28)	603	587,039
4.75%, 03/15/39 (Call 09/15/38)	27	24,881
4.90%, 03/15/49 (Call 09/15/48)	323	293,428
5.88%, 08/01/33(a)	382	400,005
Marsh & McLennan Cos. Inc., 5.40%, 09/15/33
(Call 06/15/33)	100	101,785
MetLife Inc.
4.05%, 03/01/45	251	202,992
Security	Par (000)	Value

Insurance (continued)
4.13%, 08/13/42	$171	$140,499
4.55%, 03/23/30 (Call 12/23/29)(a)	69	67,398
4.60%, 05/13/46 (Call 11/13/45)(a)	119	104,030
4.72%, 12/15/44	145	126,198
4.88%, 11/13/43	275	249,476
5.38%, 07/15/33 (Call 04/15/33)	35	34,876
5.70%, 06/15/35	152	155,479
5.88%, 02/06/41	212	217,051
6.38%, 06/15/34	100	107,611
6.40%, 12/15/66 (Call 12/15/31)	324	319,286
6.50%, 12/15/32(a)	60	65,295
10.75%, 08/01/69 (Call 08/01/34)	220	287,132
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	1,341	1,426,926
Nationwide Financial Services Inc., 6.75%, 05/15/87	38	35,034
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	4	3,872
3.70%, 05/15/29 (Call 02/15/29)	42	38,636
4.30%, 11/15/46 (Call 05/15/46)	112	87,603
4.35%, 05/15/43(a)	113	92,197
4.63%, 09/15/42	142	119,500
6.05%, 10/15/36	128	131,569
Progressive Corp. (The)
2.45%, 01/15/27	69	63,900
3.20%, 03/26/30 (Call 12/26/29)	65	57,829
3.70%, 01/26/45(a)	70	52,882
3.95%, 03/26/50 (Call 09/26/49)	96	74,928
4.00%, 03/01/29 (Call 12/01/28)	134	128,606
4.13%, 04/15/47 (Call 10/15/46)	177	144,622
4.20%, 03/15/48 (Call 09/15/47)	252	207,479
4.35%, 04/25/44	112	92,919
4.95%, 06/15/33 (Call 03/15/33)	100	98,273
6.25%, 12/01/32	52	55,455
6.63%, 03/01/29	80	85,866
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	300	276,011
2.10%, 03/10/30 (Call 12/10/29)(a)	42	35,370
3.00%, 03/10/40 (Call 09/10/39)	37	26,981
3.70%, 03/13/51 (Call 09/13/50)	386	283,459
3.88%, 03/27/28 (Call 12/27/27)	110	105,134
3.91%, 12/07/47 (Call 06/07/47)	155	118,180
3.94%, 12/07/49 (Call 06/07/49)	295	223,588
4.35%, 02/25/50 (Call 08/25/49)	236	191,712
4.42%, 03/27/48 (Call 09/27/47)	62	50,894
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(b)	162	145,865
4.60%, 05/15/44	131	112,800
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(b)	190	168,666
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(b)	278	268,713
5.70%, 12/14/36	208	215,337
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(b)	138	128,348
5.75%, 07/15/33(a)	126	131,472
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(b)	255	241,310
6.63%, 12/01/37	208	228,165
6.63%, 06/21/40	131	140,686

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(b)	$155	$154,133
Prudential Funding Asia PLC
3.13%, 04/14/30	197	171,276
3.63%, 03/24/32 (Call 12/24/31)	430	372,463
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)(a)	41	37,630
6.00%, 09/15/33 (Call 06/15/33)	50	50,538
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	7	6,343
5.75%, 06/05/33 (Call 03/05/33)	5	4,899
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	10	8,971
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	260	193,794
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,135
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	74	44,905
3.75%, 05/15/46 (Call 11/15/45)	157	120,194
4.00%, 05/30/47 (Call 11/30/46)	243	195,279
4.05%, 03/07/48 (Call 09/07/47)	197	159,157
4.10%, 03/04/49 (Call 09/04/48)	184	148,519
4.30%, 08/25/45 (Call 02/25/45)	154	128,347
4.60%, 08/01/43	185	164,887
5.35%, 11/01/40	325	321,280
6.25%, 06/15/37	228	246,466
6.75%, 06/20/36	154	172,532
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	220	241,439
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	91	88,590
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	13,817
4.13%, 06/15/51 (Call 12/15/50)	60	41,489
4.50%, 12/15/49 (Call 06/15/49)	60	43,612
5.75%, 08/15/42	90	81,119
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	2	1,468
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	151	132,137
3.88%, 09/15/49 (Call 03/15/49)	114	82,953
4.50%, 09/15/28 (Call 06/15/28)(a)	68	65,172
5.05%, 09/15/48 (Call 03/15/48)	131	112,211
5.35%, 05/15/33 (Call 02/15/33)	60	58,625
XLIT Ltd., 5.25%, 12/15/43	395	359,067
		26,376,679
Internet — 0.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	230	184,508
2.70%, 02/09/41 (Call 08/09/40)	45	28,699
3.15%, 02/09/51 (Call 08/09/50)	305	184,269
3.25%, 02/09/61 (Call 08/09/60)	322	185,611
4.00%, 12/06/37 (Call 06/06/37)	224	183,258
4.20%, 12/06/47 (Call 06/06/47)	255	192,174
4.40%, 12/06/57 (Call 06/06/57)	273	203,607
4.50%, 11/28/34 (Call 05/28/34)	246	221,157
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	72	42,073
2.25%, 08/15/60 (Call 02/15/60)(a)	352	205,121
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	556	347,659
2.70%, 06/03/60 (Call 12/03/59)	950	579,435
Security	Par (000)	Value

Internet (continued)
3.10%, 05/12/51 (Call 11/12/50)	$660	$462,670
3.15%, 08/22/27 (Call 05/22/27)	135	127,938
3.25%, 05/12/61 (Call 11/12/60)	402	276,045
3.88%, 08/22/37 (Call 02/22/37)	563	502,075
3.95%, 04/13/52 (Call 10/13/51)(a)	510	417,420
4.05%, 08/22/47 (Call 02/22/47)	631	536,241
4.10%, 04/13/62 (Call 10/13/61)	285	232,902
4.25%, 08/22/57 (Call 02/22/57)	668	572,126
4.70%, 12/01/32 (Call 09/01/32)	175	174,248
4.80%, 12/05/34 (Call 06/05/34)	285	287,141
4.95%, 12/05/44 (Call 06/05/44)	425	417,263
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	200	159,600
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	118	112,157
4.63%, 04/13/30 (Call 01/13/30)	36	35,142
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	159	151,775
2.70%, 03/11/30 (Call 12/11/29)	80	68,657
3.60%, 06/05/27 (Call 03/05/27)	118	112,536
3.65%, 05/10/51 (Call 11/10/50)	325	228,839
4.00%, 07/15/42 (Call 01/15/42)	296	230,833
Expedia Group Inc., 3.25%, 02/15/30
(Call 11/15/29)	230	203,130
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	250	212,881
4.65%, 08/15/62 (Call 02/15/62)	270	232,342
		8,311,532
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)(a)	420	254,751
3.95%, 05/01/28 (Call 02/01/28)	2	1,914
4.40%, 05/01/48 (Call 11/01/47)(a)	140	117,171
5.20%, 08/01/43 (Call 02/01/43)	215	203,205
6.40%, 12/01/37	240	257,670
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	65	62,991
3.25%, 10/15/50 (Call 04/15/50)	121	77,083
3.45%, 04/15/30 (Call 01/15/30)	31	27,537
		1,002,322
Leisure Time — 0.1%
Brunswick Corp.
4.40%, 09/15/32 (Call 06/15/32)(a)	67	57,717
5.10%, 04/01/52 (Call 10/01/51)	117	85,035
Harley-Davidson Inc., 3.50%, 07/28/25
(Call 04/28/25)(a)	1,067	1,024,950
		1,167,702
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	82	69,989
3.70%, 01/15/31 (Call 10/15/30)	67	55,518
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	81	81,429
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	95	91,891
5.55%, 10/15/28 (Call 09/15/28)	25	25,188
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	60	58,210
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	267	254,384
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	232	197,165
Series R, 3.13%, 06/15/26 (Call 03/15/26)	316	298,889
Series X, 4.00%, 04/15/28 (Call 01/15/28)	87	82,052

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
3.10%, 03/08/29 (Call 01/08/29)	$400	$334,206
3.50%, 08/08/31 (Call 05/08/31)	110	87,842
5.65%, 08/08/28 (Call 05/08/28)	505	483,418
		2,120,181
Machinery — 1.6%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	45	43,427
4.38%, 05/08/42	185	161,358
Caterpillar Financial Services Corp.
2.40%, 08/09/26	549	515,006
3.25%, 12/01/24(a)	108	105,809
4.35%, 05/15/26	100	98,708
5.15%, 08/11/25	100	100,082
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)(a)	99	88,324
2.60%, 04/09/30 (Call 01/09/30)	83	73,037
3.25%, 09/19/49 (Call 03/19/49)	85	61,830
3.25%, 04/09/50 (Call 10/09/49)(a)	120	87,854
3.80%, 08/15/42	346	284,369
4.30%, 05/15/44 (Call 11/15/43)(a)	121	107,465
4.75%, 05/15/64 (Call 11/15/63)	137	121,940
5.20%, 05/27/41	91	90,942
5.30%, 09/15/35	104	106,822
6.05%, 08/15/36	170	183,232
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	880	797,403
1.88%, 01/15/26 (Call 12/15/25)	85	78,868
3.95%, 05/23/25	1,192	1,162,918
4.55%, 04/10/28 (Call 03/10/28)	90	86,739
5.45%, 10/14/25	2,032	2,027,115
5.50%, 01/12/29 (Call 12/12/28)	100	99,863
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,769	1,671,965
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	89	86,177
2.88%, 09/07/49 (Call 03/07/49)	178	121,981
3.10%, 04/15/30 (Call 01/15/30)(a)	84	75,522
3.75%, 04/15/50 (Call 10/15/49)(a)	78	63,445
3.90%, 06/09/42 (Call 12/09/41)	46	39,017
5.38%, 10/16/29	85	87,578
7.13%, 03/03/31	20	22,662
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	50	44,069
3.15%, 11/15/25 (Call 08/15/25)	135	129,578
5.38%, 10/15/35	25	24,866
5.38%, 03/01/41 (Call 12/01/40)	15	14,292
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	92	72,365
3.50%, 10/01/30 (Call 07/01/30)	304	258,123
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	290	237,728
John Deere Capital Corp.
1.75%, 03/09/27	49	44,344
2.05%, 01/09/25	78	75,449
2.25%, 09/14/26	152	141,874
2.45%, 01/09/30	112	97,210
2.65%, 06/10/26	90	85,173
2.80%, 09/08/27	114	105,886
2.80%, 07/18/29	56	50,137
3.05%, 01/06/28	60	55,983
3.40%, 09/11/25	110	106,989
3.45%, 03/13/25	91	89,169
Security	Par (000)	Value

Machinery (continued)
3.45%, 03/07/29	$110	$102,714
3.90%, 06/07/32(a)	115	106,138
4.35%, 09/15/32(a)	120	114,350
4.75%, 06/08/26	120	119,654
4.95%, 06/06/25	80	79,905
4.95%, 07/14/28	40	40,091
nVent Finance Sarl, 4.55%, 04/15/28
(Call 01/15/28)	57	54,309
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	569	501,791
4.60%, 05/15/28 (Call 02/15/28)	908	879,506
Otis Worldwide Corp.
3.36%, 02/15/50 (Call 08/15/49)	89	63,798
5.25%, 08/16/28 (Call 07/16/28)	60	60,298
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	50	29,539
2.88%, 03/01/25 (Call 12/01/24)	84	81,611
3.50%, 03/01/29 (Call 12/01/28)	158	148,145
4.20%, 03/01/49 (Call 09/01/48)	76	63,522
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	51	49,253
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,941	1,707,577
2.25%, 01/30/31 (Call 10/30/30)	1,675	1,368,958
3.25%, 11/01/26 (Call 08/01/26)	1,840	1,743,472
		17,599,324
Machinery - Diversified — 0.0%
John Deere Capital Corp.
5.15%, 09/08/26	35	35,257
5.15%, 09/08/33	45	45,403
5.30%, 09/08/25	50	50,255
		130,915
Manufacturing — 1.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,057	1,012,953
2.25%, 09/19/26 (Call 06/19/26)(a)	1,135	1,047,742
2.38%, 08/26/29 (Call 05/26/29)	808	690,757
2.65%, 04/15/25 (Call 03/15/25)(a)	956	920,555
2.88%, 10/15/27 (Call 07/15/27)(a)	2,825	2,613,900
3.00%, 08/07/25(a)	2,079	2,000,203
3.05%, 04/15/30 (Call 01/15/30)(a)	555	487,497
3.63%, 09/14/28 (Call 06/14/28)	1,135	1,062,950
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	272	229,985
3.75%, 12/01/27 (Call 09/01/27)	16	15,042
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	76	71,556
3.92%, 09/15/47 (Call 02/15/47)	20	15,958
4.00%, 11/02/32	249	230,746
4.15%, 11/02/42	116	99,078
4.70%, 08/23/52 (Call 02/23/52)	55	49,991
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	675	628,126
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	55	45,663
5.88%, 01/14/38	95	99,654
6.75%, 03/15/32	525	582,291
6.88%, 01/10/39	122	138,994
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	50	47,337

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.90%, 09/01/42 (Call 03/01/42)	$99	$82,760
4.88%, 09/15/41 (Call 03/15/41)	20	18,952
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	18	16,449
4.00%, 06/14/49 (Call 12/14/48)	177	142,547
4.10%, 03/01/47 (Call 09/01/46)	53	42,448
4.20%, 11/21/34 (Call 05/21/34)	171	154,839
4.45%, 11/21/44 (Call 05/21/44)	66	55,758
6.25%, 05/15/38	87	90,864
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	691	648,415
5.90%, 07/15/32 (Call 04/15/32)	235	234,291
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	202	177,548
2.75%, 04/01/31 (Call 01/01/31)	1,891	1,577,233
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	27	23,338
3.65%, 03/15/27 (Call 12/15/26)	5	4,729
3.90%, 09/17/29 (Call 06/17/29)	14	12,949
4.00%, 03/15/26 (Call 12/15/25)	68	65,843
		15,439,941
Media — 2.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	67	54,463
3.70%, 04/01/51 (Call 10/01/50)	325	201,019
3.85%, 04/01/61 (Call 10/01/60)	355	211,977
3.90%, 06/01/52 (Call 12/01/51)	484	309,090
3.95%, 06/30/62 (Call 12/30/61)	309	185,943
4.40%, 04/01/33 (Call 01/01/33)(a)	200	177,202
4.40%, 12/01/61 (Call 06/01/61)	297	195,317
4.80%, 03/01/50 (Call 09/01/49)	458	338,847
5.13%, 07/01/49 (Call 01/01/49)	261	202,250
5.25%, 04/01/53 (Call 10/01/52)(a)	229	182,789
5.38%, 04/01/38 (Call 10/01/37)	97	83,805
5.38%, 05/01/47 (Call 11/01/46)	526	425,079
5.50%, 04/01/63 (Call 10/01/62)	222	175,362
5.75%, 04/01/48 (Call 10/01/47)	581	490,012
6.38%, 10/23/35 (Call 04/23/35)(a)	479	469,446
6.48%, 10/23/45 (Call 04/23/45)	735	681,660
6.83%, 10/23/55 (Call 04/23/55)	214	203,736
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(a)	677	391,126
2.65%, 02/01/30 (Call 11/01/29)	49	42,862
2.65%, 08/15/62 (Call 02/15/62)	172	96,168
2.80%, 01/15/51 (Call 07/15/50)	65	40,648
2.89%, 11/01/51 (Call 05/01/51)(a)	696	438,978
2.94%, 11/01/56 (Call 05/01/56)	962	587,287
2.99%, 11/01/63 (Call 05/01/63)	860	511,229
3.20%, 07/15/36 (Call 01/15/36)	159	127,385
3.25%, 11/01/39 (Call 05/01/39)	76	57,772
3.40%, 04/01/30 (Call 01/01/30)	4	3,647
3.40%, 07/15/46 (Call 01/15/46)	261	189,289
3.45%, 02/01/50 (Call 08/01/49)	286	204,668
3.75%, 04/01/40 (Call 10/01/39)	141	114,782
3.90%, 03/01/38 (Call 09/01/37)	88	74,797
3.97%, 11/01/47 (Call 05/01/47)	410	321,608
4.00%, 08/15/47 (Call 02/15/47)	196	154,093
4.00%, 03/01/48 (Call 09/01/47)	246	194,462
4.00%, 11/01/49 (Call 05/01/49)	412	322,547
4.05%, 11/01/52 (Call 05/01/52)	439	342,504
Security	Par (000)	Value

Media (continued)
4.15%, 10/15/28 (Call 07/15/28)	$75	$72,505
4.20%, 08/15/34 (Call 02/15/34)	320	292,314
4.25%, 10/15/30 (Call 07/15/30)	37	35,283
4.25%, 01/15/33	90	83,908
4.40%, 08/15/35 (Call 02/25/35)	58	53,260
4.60%, 10/15/38 (Call 04/15/38)	185	168,790
4.60%, 08/15/45 (Call 02/15/45)	191	166,338
4.65%, 07/15/42	502	442,894
4.70%, 10/15/48 (Call 04/15/48)	521	464,786
4.75%, 03/01/44	175	156,150
4.95%, 10/15/58 (Call 04/15/58)(a)	373	339,028
5.35%, 05/15/53 (Call 11/15/52)	100	96,624
5.50%, 05/15/64 (Call 11/15/63)	150	146,135
5.65%, 06/15/35	107	109,826
6.45%, 03/15/37	408	438,434
6.50%, 11/15/35	135	147,806
6.55%, 07/01/39(a)	70	75,897
6.95%, 08/15/37	135	151,818
7.05%, 03/15/33	18	20,305
Discovery Communications LLC
3.95%, 06/15/25 (Call 05/15/25)	74	71,954
3.95%, 03/20/28 (Call 12/20/27)	213	199,244
4.00%, 09/15/55 (Call 03/15/55)	400	264,086
4.13%, 05/15/29 (Call 02/15/29)	39	35,994
4.65%, 05/15/50 (Call 11/15/49)	162	122,062
4.88%, 04/01/43	72	56,696
4.90%, 03/11/26 (Call 12/11/25)(a)	67	66,201
5.00%, 09/20/37 (Call 03/20/37)	177	150,164
5.20%, 09/20/47 (Call 03/20/47)	303	245,281
5.30%, 05/15/49 (Call 11/15/48)	154	125,855
6.35%, 06/01/40	205	196,631
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	120	102,266
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	9	7,998
4.71%, 01/25/29 (Call 10/25/28)	146	142,303
5.48%, 01/25/39 (Call 07/25/38)	193	176,196
5.58%, 01/25/49 (Call 07/25/48)	489	435,042
Grupo Televisa SAB
5.25%, 05/24/49 (Call 11/24/48)	157	130,861
6.13%, 01/31/46 (Call 06/30/45)	225	209,977
6.63%, 01/15/40	214	212,319
NBCUniversal Media LLC
4.45%, 01/15/43	150	128,667
5.95%, 04/01/41	105	107,079
6.40%, 04/30/40	45	48,490
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	20	18,129
3.38%, 02/15/28 (Call 12/15/27)	75	66,914
3.70%, 06/01/28 (Call 03/01/28)	36	32,256
4.20%, 06/01/29 (Call 03/01/29)(a)	97	87,485
4.20%, 05/19/32 (Call 02/19/32)(a)	187	158,188
4.38%, 03/15/43	236	160,673
4.60%, 01/15/45 (Call 07/15/44)	158	108,003
4.85%, 07/01/42 (Call 01/01/42)	130	94,209
4.90%, 08/15/44 (Call 02/15/44)	99	71,146
4.95%, 01/15/31 (Call 11/15/30)	274	248,257
4.95%, 05/19/50 (Call 11/19/49)	250	183,948
5.25%, 04/01/44 (Call 10/01/43)	109	81,924
5.50%, 05/15/33	98	89,106
5.85%, 09/01/43 (Call 03/01/43)	321	261,974

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.90%, 10/15/40 (Call 04/15/40)	$97	$80,567
6.88%, 04/30/36	243	232,136
7.88%, 07/30/30	69	72,927
Thomson Reuters Corp.
5.50%, 08/15/35	45	44,032
5.65%, 11/23/43 (Call 05/23/43)(a)	92	84,554
5.85%, 04/15/40	26	25,374
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	213	238,581
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	56	41,390
5.50%, 09/01/41 (Call 03/01/41)	253	209,656
5.88%, 11/15/40 (Call 05/15/40)	235	202,861
6.55%, 05/01/37	306	288,621
6.75%, 06/15/39	291	276,372
7.30%, 07/01/38	325	324,543
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	51	47,258
2.95%, 06/15/27(a)	46	43,546
3.00%, 02/13/26	44	42,125
3.00%, 07/30/46	107	73,137
3.15%, 09/17/25	83	80,319
4.13%, 06/01/44(a)	341	285,249
4.38%, 08/16/41	193	166,297
Series E, 4.13%, 12/01/41	113	95,683
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	174	150,276
2.75%, 09/01/49 (Call 03/01/49)	746	479,366
3.35%, 03/24/25	150	146,363
3.38%, 11/15/26 (Call 08/15/26)	42	40,269
3.60%, 01/13/51 (Call 07/13/50)	625	472,508
3.70%, 10/15/25 (Call 07/15/25)	85	82,963
3.70%, 03/23/27	104	100,602
3.80%, 03/22/30(a)	19	17,867
3.80%, 05/13/60 (Call 11/13/59)	712	533,420
4.63%, 03/23/40 (Call 09/23/39)	47	43,675
4.70%, 03/23/50 (Call 09/23/49)(a)	490	448,133
4.75%, 09/15/44 (Call 03/15/44)	110	99,108
4.75%, 11/15/46 (Call 05/15/46)	198	177,821
4.95%, 10/15/45 (Call 04/15/45)	252	233,350
5.40%, 10/01/43	244	242,091
6.15%, 03/01/37(a)	60	63,551
6.15%, 02/15/41	125	133,383
6.20%, 12/15/34	55	60,116
6.40%, 12/15/35	50	55,060
6.55%, 03/15/33	36	39,593
6.65%, 11/15/37	203	227,763
7.75%, 12/01/45	70	88,707
		24,054,741
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	35	33,142
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	25	21,101
5.25%, 10/01/54 (Call 04/01/54)	30	25,010
		79,253
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	245	214,467
3.75%, 10/01/30 (Call 07/01/30)	160	134,794
Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	$265	$250,951
5.45%, 03/15/43 (Call 09/15/42)	330	296,035
Kinross Gold Corp., 4.50%, 07/15/27
(Call 04/15/27)	230	222,145
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	57	47,252
2.60%, 07/15/32 (Call 04/15/32)	190	154,918
2.80%, 10/01/29 (Call 07/01/29)(a)	106	93,066
4.88%, 03/15/42 (Call 09/15/41)	434	395,186
5.45%, 06/09/44 (Call 12/09/43)	23	21,786
5.88%, 04/01/35	102	105,514
6.25%, 10/01/39	336	352,092
Rio Tinto Alcan Inc.
5.75%, 06/01/35	91	91,489
6.13%, 12/15/33	305	319,936
7.25%, 03/15/31	107	118,833
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	105	65,956
5.20%, 11/02/40	171	165,308
7.13%, 07/15/28	63	68,344
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	75	63,451
4.75%, 03/22/42 (Call 09/22/41)	172	156,453
5.13%, 03/09/53 (Call 09/09/52)	75	72,013
Southern Copper Corp.
5.88%, 04/23/45(a)	225	213,825
6.75%, 04/16/40	150	157,637
7.50%, 07/27/35	200	221,482
		4,002,933
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	237	210,155
3.57%, 12/01/31 (Call 09/01/31)	343	293,777
4.25%, 04/01/28 (Call 10/01/24)(a)	85	80,079
		584,011
Oil & Gas — 2.6%
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	60	49,537
5.25%, 02/01/42 (Call 08/01/41)	280	226,857
5.35%, 07/01/49 (Call 01/01/49)	10	7,860
6.00%, 01/15/37	75	70,676
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	376	235,731
2.94%, 06/04/51 (Call 12/04/50)	398	257,531
3.00%, 02/24/50 (Call 08/24/49)	582	385,456
3.00%, 03/17/52 (Call 09/17/51)(a)	160	104,422
3.02%, 01/16/27 (Call 10/16/26)	10	9,458
3.12%, 05/04/26 (Call 02/04/26)	78	74,682
3.38%, 02/08/61 (Call 08/08/60)(a)	659	440,156
3.41%, 02/11/26 (Call 12/11/25)	90	87,078
3.54%, 04/06/27 (Call 02/06/27)	1	958
3.63%, 04/06/30 (Call 01/06/30)	166	154,286
3.80%, 09/21/25 (Call 07/21/25)	58	56,885
3.94%, 09/21/28 (Call 06/21/28)	153	147,129
4.23%, 11/06/28 (Call 08/06/28)	215	209,017
4.89%, 09/11/33 (Call 06/11/33)(a)	15	14,647
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	48	45,539
3.72%, 11/28/28 (Call 08/28/28)	159	150,888

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Burlington Resources LLC
5.95%, 10/15/36	$45	$46,723
7.20%, 08/15/31	240	268,668
7.40%, 12/01/31	142	161,396
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)(a)	316	222,862
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	164	98,288
5.25%, 11/15/43 (Call 05/15/43)	85	84,261
Conoco Funding Co., 7.25%, 10/15/31	325	365,360
ConocoPhillips Co.
4.03%, 03/15/62 (Call 09/15/61)	340	257,459
4.30%, 11/15/44 (Call 05/15/44)	372	313,919
4.88%, 10/01/47 (Call 04/01/47)(a)	35	31,532
5.05%, 09/15/33 (Call 06/15/33)	205	202,731
5.30%, 05/15/53 (Call 11/15/52)	175	169,434
5.55%, 03/15/54 (Call 09/15/53)	225	224,020
5.70%, 09/15/63 (Call 03/15/63)	150	151,589
5.90%, 10/15/32	311	329,075
5.90%, 05/15/38	310	317,966
5.95%, 03/15/46 (Call 09/15/45)	270	276,200
6.50%, 02/01/39	172	190,490
6.95%, 04/15/29(a)	594	652,192
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	160	132,349
5.00%, 06/15/45 (Call 12/15/44)	170	142,899
5.60%, 07/15/41 (Call 01/15/41)	241	221,525
7.88%, 09/30/31	49	54,697
7.95%, 04/15/32	61	68,736
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	479	433,557
4.25%, 03/15/52 (Call 09/15/51)	65	49,098
4.40%, 03/24/51 (Call 09/24/50)(a)	153	119,702
6.25%, 03/15/53 (Call 09/15/52)	85	85,517
Eni USA Inc., 7.30%, 11/15/27	230	244,775
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	102	89,473
4.38%, 04/15/30 (Call 01/15/30)	77	74,587
4.95%, 04/15/50 (Call 10/15/49)	203	188,894
EQT Corp.
5.00%, 01/15/29 (Call 07/15/28)	130	125,786
7.00%, 02/01/30 (Call 11/01/29)	405	424,845
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	256	177,727
3.45%, 04/15/51 (Call 10/15/50)	618	457,634
3.48%, 03/19/30 (Call 12/19/29)	144	133,337
3.57%, 03/06/45 (Call 09/06/44)	103	79,984
4.11%, 03/01/46 (Call 09/01/45)	558	470,998
4.23%, 03/19/40 (Call 09/19/39)	357	317,744
4.33%, 03/19/50 (Call 09/19/49)	525	452,749
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	1,683	1,640,135
5.60%, 02/15/41	100	100,687
6.00%, 01/15/40	71	73,840
7.13%, 03/15/33	513	581,284
7.30%, 08/15/31	732	826,677
7.88%, 10/01/29	526	592,670
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	399	382,305
6.60%, 10/01/37	259	262,145
6.80%, 03/15/32	326	341,573
Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	$205	$191,806
4.50%, 04/01/48 (Call 10/01/47)	112	88,546
4.75%, 09/15/44 (Call 03/15/44)	143	119,172
5.00%, 09/15/54 (Call 03/15/54)	35	28,612
5.13%, 12/15/26 (Call 09/15/26)	176	175,753
6.50%, 03/01/41 (Call 09/01/40)	266	273,175
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	70	53,932
6.13%, 01/01/31 (Call 07/01/30)	5	5,055
6.20%, 03/15/40	165	162,330
6.45%, 09/15/36	430	441,114
6.60%, 03/15/46 (Call 09/15/45)(a)	260	266,378
6.63%, 09/01/30 (Call 03/01/30)	20	20,686
7.50%, 05/01/31	340	369,440
7.88%, 09/15/31	20	22,121
7.95%, 06/15/39	85	95,260
8.88%, 07/15/30 (Call 01/15/30)	35	39,977
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	650	646,414
5.65%, 05/15/25	180	179,946
5.65%, 05/15/28 (Call 04/15/28)	190	189,529
6.25%, 07/15/33 (Call 04/15/33)	140	139,773
6.50%, 08/15/34	488	496,560
6.50%, 02/01/38	190	187,073
6.63%, 08/15/37	165	164,749
7.10%, 07/15/53 (Call 01/15/53)	60	62,221
7.20%, 11/01/31	318	335,221
7.38%, 11/01/31	230	246,544
8.13%, 09/15/30(a)	175	194,320
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	185	124,038
3.85%, 04/09/25 (Call 03/09/25)	147	143,880
3.90%, 03/15/28 (Call 12/15/27)(a)	106	100,491
4.65%, 11/15/34 (Call 05/15/34)	323	301,941
4.88%, 11/15/44 (Call 05/15/44)	392	354,592
5.30%, 06/30/33 (Call 03/30/33)	65	64,336
5.88%, 05/01/42	257	264,378
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	530	352,402
3.13%, 11/07/49 (Call 05/07/49)	200	137,658
3.25%, 04/06/50 (Call 10/06/49)	390	276,266
3.75%, 09/12/46	185	144,549
4.00%, 05/10/46	400	325,944
4.13%, 05/11/35	662	606,618
4.38%, 05/11/45	555	480,535
4.55%, 08/12/43(a)	110	98,262
6.38%, 12/15/38	610	672,695
Tosco Corp., 8.13%, 02/15/30	510	582,616
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	264	256,328
2.83%, 01/10/30 (Call 10/10/29)	315	280,848
2.99%, 06/29/41 (Call 12/29/40)	107	78,256
3.13%, 05/29/50 (Call 11/29/49)	590	406,988
3.39%, 06/29/60 (Call 12/29/59)(a)	597	409,799
3.45%, 02/19/29 (Call 11/19/28)	109	102,258
3.46%, 07/12/49 (Call 01/12/49)	236	174,095
TotalEnergies Capital SA, 3.88%, 10/11/28	283	272,182
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	35	33,228
3.65%, 12/01/51 (Call 06/01/51)	239	163,726

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.00%, 04/01/29 (Call 01/01/29)	$40	$37,701
4.00%, 06/01/52 (Call 12/01/51)	59	42,760
4.35%, 06/01/28 (Call 03/01/28)	31	29,845
4.90%, 03/15/45(a)	98	84,411
6.63%, 06/15/37	481	504,898
7.50%, 04/15/32	300	336,307
		29,881,425
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	436	417,127
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)(a)	750	671,470
3.34%, 12/15/27 (Call 09/15/27)	1,692	1,586,887
4.08%, 12/15/47 (Call 06/15/47)	224	178,558
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	436	382,163
3.80%, 11/15/25 (Call 08/15/25)	70	68,305
4.50%, 11/15/41 (Call 05/15/41)	112	95,319
4.75%, 08/01/43 (Call 02/01/43)	115	101,580
4.85%, 11/15/35 (Call 05/15/35)	317	300,816
5.00%, 11/15/45 (Call 05/15/45)	290	264,412
6.70%, 09/15/38	98	109,660
7.45%, 09/15/39	254	299,355
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	312	279,463
3.95%, 12/01/42 (Call 06/01/42)	172	123,667
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	479	417,416
4.50%, 05/15/28 (Call 04/15/28)	100	98,935
4.85%, 05/15/33 (Call 02/15/33)	90	87,988
		5,483,121
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	60	57,363
4.50%, 05/15/28 (Call 02/15/28)	88	84,445
5.63%, 05/26/33 (Call 02/26/33)(a)	225	224,934
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	372	309,373
2.69%, 05/25/31 (Call 02/25/31)	150	123,469
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	26	22,846
4.05%, 12/15/49 (Call 06/15/49)	14	10,509
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	14	12,132
5.75%, 11/01/40 (Call 05/01/40)(a)	105	100,580
WestRock MWV LLC
7.95%, 02/15/31	18	20,339
8.20%, 01/15/30	63	71,552
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	50	41,118
3.38%, 09/15/27 (Call 06/15/27)	4	3,714
3.90%, 06/01/28 (Call 03/01/28)	64	59,921
4.00%, 03/15/28 (Call 12/15/27)	60	56,465
4.20%, 06/01/32 (Call 03/01/32)	40	36,728
4.90%, 03/15/29 (Call 12/15/28)	34	33,313
		1,268,801
Pharmaceuticals — 4.0%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	5	4,796
4.05%, 11/21/39 (Call 05/21/39)	575	494,161
Security	Par (000)	Value

Pharmaceuticals (continued)
4.25%, 11/14/28 (Call 08/14/28)	$12	$11,661
4.25%, 11/21/49 (Call 05/21/49)	1,192	1,003,611
4.30%, 05/14/36 (Call 11/14/35)	427	392,028
4.40%, 11/06/42	600	527,412
4.45%, 05/14/46 (Call 11/14/45)	462	402,309
4.50%, 05/14/35 (Call 11/14/34)	807	758,686
4.70%, 05/14/45 (Call 11/14/44)	692	624,714
4.85%, 06/15/44 (Call 12/15/43)	68	62,826
4.88%, 11/14/48 (Call 05/14/48)	478	443,573
Astrazeneca Finance LLC, 4.88%, 03/03/33
(Call 12/03/32)	295	293,379
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	617	584,384
3.38%, 11/16/25	485	470,004
4.00%, 01/17/29 (Call 10/17/28)	611	589,902
4.00%, 09/18/42	160	136,219
4.38%, 11/16/45	334	293,022
4.38%, 08/17/48 (Call 02/17/48)	206	180,994
6.45%, 09/15/37	888	990,003
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	1,042	991,763
4.67%, 06/06/47 (Call 12/06/46)	493	429,965
4.69%, 12/15/44 (Call 06/15/44)	277	241,953
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	509	304,093
3.25%, 02/27/27	180	172,192
3.25%, 08/01/42	293	214,263
3.70%, 03/15/52 (Call 09/15/51)	365	272,086
3.90%, 03/15/62 (Call 09/15/61)	330	243,249
4.25%, 10/26/49 (Call 04/26/49)	798	660,360
4.35%, 11/15/47 (Call 05/15/47)	425	354,915
4.50%, 03/01/44 (Call 09/01/43)	30	25,908
4.55%, 02/20/48 (Call 08/20/47)	397	344,325
4.63%, 05/15/44 (Call 11/15/43)	95	84,241
5.00%, 08/15/45 (Call 02/15/45)	124	115,070
6.25%, 11/15/53 (Call 05/15/53)	175	190,726
6.40%, 11/15/63 (Call 05/15/63)	175	192,902
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,259	1,189,887
3.75%, 09/15/25 (Call 06/15/25)	420	407,209
4.37%, 06/15/47 (Call 12/15/46)	117	93,852
4.60%, 03/15/43	127	105,329
4.90%, 09/15/45 (Call 03/15/45)	176	148,769
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	115	111,902
3.45%, 12/15/27 (Call 09/15/27)	83	78,563
4.25%, 03/01/45 (Call 09/01/44)	242	196,831
4.30%, 12/15/47 (Call 06/15/47)	191	160,690
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	413	350,303
3.20%, 03/15/40 (Call 09/15/39)	40	29,637
3.40%, 03/15/50 (Call 09/15/49)	287	197,462
3.40%, 03/15/51 (Call 09/15/50)	280	192,096
3.88%, 10/15/47 (Call 04/15/47)	341	258,465
4.13%, 11/15/25 (Call 09/15/25)	498	486,456
4.38%, 10/15/28 (Call 07/15/28)	1,111	1,072,600
4.80%, 08/15/38 (Call 02/15/38)	437	403,309
4.80%, 07/15/46 (Call 01/16/46)	304	268,173
4.90%, 12/15/48 (Call 06/15/48)	828	734,263
5.40%, 03/15/33 (Call 12/15/32)	255	254,614
6.13%, 11/15/41	159	164,271

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	$138	$130,378
3.25%, 08/15/29 (Call 05/15/29)	94	84,603
3.63%, 04/01/27 (Call 02/01/27)	70	66,577
3.75%, 04/01/30 (Call 01/01/30)	58	53,100
3.88%, 07/20/25 (Call 04/20/25)	72	70,224
4.13%, 04/01/40 (Call 10/01/39)	53	42,912
4.25%, 04/01/50 (Call 10/01/49)	106	82,212
4.30%, 03/25/28 (Call 12/25/27)	824	797,493
4.78%, 03/25/38 (Call 09/25/37)	1,046	940,210
4.88%, 07/20/35 (Call 01/20/35)	265	247,252
5.05%, 03/25/48 (Call 09/25/47)	1,617	1,418,838
5.13%, 07/20/45 (Call 01/20/45)	833	740,159
5.25%, 02/21/33 (Call 11/21/32)	320	314,802
5.30%, 06/01/33 (Call 03/01/33)	160	157,576
5.30%, 12/05/43 (Call 06/05/43)	275	251,436
5.63%, 02/21/53 (Call 08/21/52)	425	402,709
5.88%, 06/01/53 (Call 12/01/52)	195	191,217
6.00%, 06/01/63 (Call 12/01/62)	340	333,178
6.13%, 09/15/39	161	162,952
6.25%, 06/01/27	114	118,606
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	162	97,579
2.50%, 09/15/60 (Call 03/15/60)	100	57,450
3.10%, 05/15/27 (Call 02/15/27)	168	159,199
3.38%, 03/15/29 (Call 12/15/28)	47	44,368
3.70%, 03/01/45 (Call 09/01/44)	91	73,455
3.95%, 05/15/47 (Call 11/15/46)(a)	150	126,212
3.95%, 03/15/49 (Call 09/15/48)	160	133,341
4.15%, 03/15/59 (Call 09/15/58)	350	290,207
5.50%, 03/15/27	40	41,245
5.55%, 03/15/37(a)	250	261,252
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	460	450,151
3.88%, 05/15/28	128	123,145
4.20%, 03/18/43	94	82,143
5.38%, 04/15/34(a)	114	118,398
6.38%, 05/15/38	452	504,463
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	113	105,799
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	371	224,234
3.50%, 01/15/48 (Call 07/15/47)(a)	105	82,823
3.70%, 03/01/46 (Call 09/01/45)	288	237,909
3.75%, 03/03/47 (Call 09/03/46)	227	187,092
4.38%, 12/05/33 (Call 06/05/33)	12	11,986
4.50%, 09/01/40	41	38,699
4.50%, 12/05/43 (Call 06/05/43)	157	148,282
4.85%, 05/15/41	153	149,781
4.95%, 05/15/33(a)	30	31,291
5.85%, 07/15/38	272	299,414
5.95%, 08/15/37	218	241,324
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)(a)	89	85,624
4.90%, 07/15/28 (Call 06/15/28)	72	71,733
5.10%, 07/15/33 (Call 04/15/33)	52	51,217
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	465	456,512
4.60%, 06/01/44 (Call 12/01/43)	120	103,653
5.90%, 11/01/39	226	225,574
Security	Par (000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	$120	$73,291
2.75%, 12/10/51 (Call 06/10/51)	325	207,612
2.90%, 12/10/61 (Call 06/10/61)	665	409,987
3.40%, 03/07/29 (Call 12/07/28)	79	74,030
3.60%, 09/15/42 (Call 03/15/42)	303	242,226
3.70%, 02/10/45 (Call 08/10/44)	605	481,283
3.90%, 03/07/39 (Call 09/07/38)	12	10,344
4.00%, 03/07/49 (Call 09/07/48)	287	236,823
4.05%, 05/17/28 (Call 04/17/28)(a)	115	112,393
4.15%, 05/18/43(a)	442	381,462
4.30%, 05/17/30 (Call 03/17/30)	115	111,347
4.50%, 05/17/33 (Call 02/17/33)	285	275,785
4.90%, 05/17/44 (Call 11/17/43)	85	80,873
5.15%, 05/17/63 (Call 11/17/62)	345	335,674
6.50%, 12/01/33	372	415,504
6.55%, 09/15/37	137	152,639
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	205	214,230
5.95%, 12/01/28(a)	108	113,466
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	114	86,814
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	140	93,122
4.00%, 11/20/45 (Call 05/20/45)	150	126,566
4.40%, 05/06/44	161	145,113
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)(a)	580	379,018
4.00%, 12/15/36	65	58,549
4.00%, 03/15/49 (Call 09/15/48)	363	303,513
4.13%, 12/15/46	181	152,616
4.20%, 09/15/48 (Call 03/15/48)	301	257,017
4.40%, 05/15/44	50	44,665
7.20%, 03/15/39	292	347,527
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33 (Call 02/19/33)	996	968,509
5.30%, 05/19/53 (Call 11/19/52)	1,180	1,151,141
5.34%, 05/19/63 (Call 11/19/62)	840	809,361
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	158	150,195
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	547	363,483
3.38%, 07/09/60 (Call 01/09/60)	267	172,088
5.00%, 11/26/28 (Call 08/26/28)	55	54,581
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	135	104,795
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	539	349,712
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	125	103,513
3.00%, 09/12/27 (Call 06/15/27)	562	523,362
3.00%, 05/15/50 (Call 11/15/49)	45	29,923
3.90%, 08/20/28 (Call 05/20/28)	372	354,405
3.95%, 09/12/47 (Call 03/12/47)	268	209,724
4.45%, 08/20/48 (Call 02/20/48)	54	45,675
4.50%, 11/13/25 (Call 08/13/25)	873	857,686
4.70%, 02/01/43 (Call 08/01/42)	608	544,034
5.60%, 11/16/32 (Call 08/16/32)	840	859,184
		45,503,225
Pipelines — 3.4%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	615	590,137
4.80%, 05/03/29 (Call 02/03/29)	174	166,507

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	$140	$107,393
3.70%, 11/15/29 (Call 05/18/29)	759	691,704
5.13%, 06/30/27 (Call 01/01/27)	173	171,496
5.88%, 03/31/25 (Call 10/02/24)	252	252,006
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/24)	310	295,125
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	217	178,654
4.00%, 03/01/31 (Call 03/01/26)	10	8,808
4.50%, 10/01/29 (Call 10/01/24)	20	18,652
5.95%, 06/30/33 (Call 12/30/32)(c)	138	137,024
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	31	28,795
DCP Midstream Operating LP
5.13%, 05/15/29 (Call 02/15/29)	80	78,424
5.60%, 04/01/44 (Call 10/01/43)(a)	85	79,047
8.13%, 08/16/30	55	62,324
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	144	160,449
Series B, 7.50%, 04/15/38(a)	162	179,850
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	75	72,451
2.50%, 08/01/33 (Call 05/01/33)	645	503,689
3.13%, 11/15/29 (Call 08/15/29)	410	364,274
3.40%, 08/01/51 (Call 02/01/51)	170	114,775
3.70%, 07/15/27 (Call 04/15/27)	59	56,118
4.00%, 11/15/49 (Call 05/15/49)	133	98,515
4.25%, 12/01/26 (Call 09/01/26)	71	69,065
4.50%, 06/10/44 (Call 12/10/43)	94	75,613
5.50%, 12/01/46 (Call 05/29/46)	162	149,927
5.70%, 03/08/33 (Call 12/08/32)	520	520,160
5.90%, 11/15/26 (Call 10/15/26)	245	249,265
6.00%, 11/15/28 (Call 10/15/28)	180	185,063
6.20%, 11/15/30 (Call 09/15/30)(a)	105	109,148
6.70%, 11/15/53 (Call 05/15/53)	55	60,108
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	115	106,636
4.40%, 03/15/27 (Call 12/15/26)	279	268,416
4.90%, 03/15/35 (Call 09/15/34)	5	4,544
4.95%, 05/15/28 (Call 02/15/28)	341	332,276
5.00%, 05/15/44 (Call 11/15/43)	1,065	882,522
5.00%, 05/15/50 (Call 11/15/49)	410	345,058
5.40%, 10/01/47 (Call 04/01/47)	30	26,420
5.75%, 02/15/33 (Call 11/15/32)	80	79,587
6.00%, 06/15/48 (Call 12/15/47)	100	95,543
6.25%, 04/15/49 (Call 10/15/48)	310	305,739
6.63%, 10/15/36	100	103,031
7.50%, 07/01/38	120	131,167
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	110	96,591
3.30%, 02/15/53 (Call 08/15/52)(a)	10	6,988
3.70%, 01/31/51 (Call 07/31/50)	135	101,208
3.95%, 01/31/60 (Call 07/31/59)	144	109,070
4.15%, 10/16/28 (Call 07/16/28)	129	124,597
4.20%, 01/31/50 (Call 07/31/49)	234	191,163
4.25%, 02/15/48 (Call 08/15/47)	83	69,036
4.45%, 02/15/43 (Call 08/15/42)	160	138,600
4.80%, 02/01/49 (Call 08/01/48)	168	151,556
4.85%, 08/15/42 (Call 02/15/42)	176	160,533
4.85%, 03/15/44 (Call 09/15/43)	227	206,690
Security	Par (000)	Value

Pipelines (continued)
4.90%, 05/15/46 (Call 11/15/45)	$147	$133,397
4.95%, 10/15/54 (Call 04/15/54)	140	126,216
5.10%, 02/15/45 (Call 08/15/44)	317	297,467
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(b)	362	314,171
5.70%, 02/15/42	105	105,703
5.95%, 02/01/41	161	165,413
6.13%, 10/15/39	140	146,139
6.45%, 09/01/40	244	263,181
7.55%, 04/15/38	125	147,662
Series D, 6.88%, 03/01/33	18	20,122
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	184	168,714
Series H, 6.65%, 10/15/34	14	15,421
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	49	39,771
5.00%, 08/15/42 (Call 02/15/42)	142	119,974
5.00%, 03/01/43 (Call 09/01/42)	98	82,320
5.40%, 09/01/44 (Call 03/01/44)	143	125,367
5.50%, 03/01/44 (Call 09/01/43)	150	133,755
5.63%, 09/01/41	100	89,954
5.80%, 03/15/35	193	188,704
6.38%, 03/01/41	128	125,817
6.50%, 02/01/37	183	184,400
6.50%, 09/01/39	118	117,881
6.55%, 09/15/40	90	90,767
6.95%, 01/15/38	396	419,183
7.30%, 08/15/33	156	170,159
7.40%, 03/15/31	114	122,414
7.50%, 11/15/40	59	63,838
7.75%, 03/15/32	211	231,368
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	180	114,705
3.60%, 02/15/51 (Call 08/15/50)	67	44,980
4.30%, 06/01/25 (Call 03/01/25)	309	303,505
4.30%, 03/01/28 (Call 12/01/27)	244	235,037
5.05%, 02/15/46 (Call 08/15/45)	210	176,216
5.20%, 06/01/33 (Call 03/01/33)	415	397,581
5.20%, 03/01/48 (Call 09/01/47)	145	125,045
5.30%, 12/01/34 (Call 06/01/34)	341	322,722
5.45%, 08/01/52 (Call 02/01/52)(a)	80	71,617
5.55%, 06/01/45 (Call 12/01/44)	432	390,555
7.75%, 01/15/32	288	320,326
7.80%, 08/01/31	153	169,197
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	155	109,506
4.20%, 10/03/47 (Call 04/03/47)	109	80,379
4.25%, 09/15/46 (Call 03/15/46)	47	34,860
4.85%, 02/01/49 (Call 08/01/48)	88	71,833
5.15%, 10/15/43 (Call 04/15/43)	43	37,437
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	209	197,417
4.13%, 03/01/27 (Call 12/01/26)	531	510,144
4.25%, 12/01/27 (Call 09/01/27)	121	116,026
4.50%, 04/15/38 (Call 10/15/37)	194	165,054
4.70%, 04/15/48 (Call 10/15/47)	363	294,511
4.80%, 02/15/29 (Call 11/15/28)	207	200,712
4.90%, 04/15/58 (Call 10/15/57)	207	163,572
4.95%, 03/14/52 (Call 09/14/51)	120	99,937
5.20%, 03/01/47 (Call 09/01/46)	377	327,719
5.50%, 02/15/49 (Call 08/15/48)	366	332,090

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)(a)	$43	$41,577
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	474	446,171
3.10%, 03/15/30 (Call 12/15/29)	238	206,551
3.40%, 09/01/29 (Call 06/01/29)	342	305,417
4.00%, 07/13/27 (Call 04/13/27)	469	446,381
4.35%, 03/15/29 (Call 12/15/28)	355	335,138
4.45%, 09/01/49 (Call 03/01/49)	73	56,703
4.50%, 03/15/50 (Call 09/15/49)	102	79,849
4.55%, 07/15/28 (Call 04/15/28)	438	421,048
4.90%, 03/15/25 (Call 12/15/24)	2,272	2,248,398
4.95%, 07/13/47 (Call 01/06/47)	80	67,364
5.55%, 11/01/26 (Call 10/01/26)	300	302,285
5.65%, 11/01/28 (Call 10/01/28)	250	251,846
5.80%, 11/01/30 (Call 09/01/30)	225	226,524
5.85%, 01/15/26 (Call 12/15/25)	472	475,542
6.05%, 09/01/33 (Call 06/01/33)	505	514,009
6.10%, 11/15/32 (Call 08/15/32)	410	418,136
6.35%, 01/15/31 (Call 10/15/30)	145	149,856
6.63%, 09/01/53 (Call 03/01/53)	130	136,641
7.15%, 01/15/51 (Call 07/15/50)	49	53,067
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	206	203,653
6.20%, 09/15/43 (Call 03/15/43)	156	152,808
6.65%, 10/01/36	242	252,419
6.85%, 10/15/37	243	255,484
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	114	101,807
4.70%, 06/15/44 (Call 12/15/43)	76	59,999
4.90%, 02/15/45 (Call 08/15/44)	124	100,477
5.15%, 06/01/42 (Call 12/01/41)	74	62,473
6.65%, 01/15/37	211	217,645
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	439	419,543
4.50%, 05/15/30 (Call 11/15/29)	177	167,135
5.00%, 03/15/27 (Call 09/15/26)	814	806,805
5.63%, 03/01/25 (Call 12/01/24)	379	378,673
5.88%, 06/30/26 (Call 12/31/25)	647	653,223
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	168	158,897
3.50%, 03/15/25 (Call 12/15/24)	68	66,084
4.50%, 03/15/45 (Call 09/15/44)	256	204,541
5.95%, 09/25/43 (Call 03/25/43)	231	221,345
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	350	308,970
4.95%, 04/15/52 (Call 10/15/51)	150	122,833
6.13%, 03/15/33 (Call 12/15/32)	25	25,434
6.15%, 03/01/29 (Call 02/01/29)	120	122,650
6.25%, 07/01/52 (Call 01/01/52)	25	24,399
6.50%, 03/30/34 (Call 12/30/33)	335	350,154
6.50%, 02/15/53 (Call 08/15/52)	255	258,960
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	261	247,047
4.38%, 03/13/25 (Call 12/13/24)	39	38,299
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27 (Call 03/15/24)	222	231,041
7.00%, 10/15/28	171	180,020
7.63%, 04/01/37	15	16,665
Texas Eastern Transmission LP, 7.00%, 07/15/32	508	552,060
Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	$88	$81,077
4.25%, 05/15/28 (Call 02/15/28)	92	87,657
4.63%, 03/01/34 (Call 12/01/33)	405	366,883
4.88%, 05/15/48 (Call 11/15/47)	141	119,592
5.10%, 03/15/49 (Call 09/15/48)(a)	233	207,955
5.60%, 03/31/34	167	160,526
5.85%, 03/15/36	153	151,456
6.10%, 06/01/40	136	136,281
6.20%, 10/15/37	240	242,942
7.25%, 08/15/38	138	152,680
7.63%, 01/15/39	226	257,175
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	163	122,126
4.00%, 03/15/28 (Call 12/15/27)	38	35,999
4.45%, 08/01/42 (Call 02/01/42)	100	82,257
4.60%, 03/15/48 (Call 09/15/47)	208	173,087
5.40%, 08/15/41 (Call 02/15/41)	118	108,288
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	197	189,504
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	290	263,087
4.50%, 03/01/28 (Call 12/01/27)	10	9,512
4.75%, 08/15/28 (Call 05/15/28)	10	9,609
5.25%, 02/01/50 (Call 08/01/49)	220	183,402
5.30%, 03/01/48 (Call 09/01/47)	150	123,688
5.45%, 04/01/44 (Call 10/01/43)	105	89,713
5.50%, 08/15/48 (Call 02/15/48)	70	58,787
6.15%, 04/01/33 (Call 01/01/33)	460	463,594
6.35%, 01/15/29 (Call 12/15/28)	40	41,098
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	63	59,726
4.85%, 03/01/48 (Call 09/01/47)	183	155,217
4.90%, 01/15/45 (Call 07/15/44)(a)	117	99,529
5.10%, 09/15/45 (Call 03/15/45)	270	239,404
5.40%, 03/04/44 (Call 09/04/43)	202	183,555
5.75%, 06/24/44 (Call 12/24/43)	112	106,619
5.80%, 11/15/43 (Call 05/15/43)	107	101,009
6.30%, 04/15/40	313	317,815
8.75%, 03/15/32	86	100,661
Series A, 7.50%, 01/15/31	50	54,512
		38,973,566
Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	371	363,939
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	598	478,495
4.88%, 03/01/26 (Call 12/01/25)(a)	3,142	3,076,803
5.95%, 08/15/34 (Call 05/15/34)	75	74,501
		3,993,738
Real Estate Investment Trusts — 3.7%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)(a)	20	15,141
4.80%, 10/01/32 (Call 07/01/32)	10	9,090
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	415	304,857
2.00%, 05/18/32 (Call 02/18/32)(a)	55	41,523
2.75%, 12/15/29 (Call 09/15/29)	18	15,262
2.95%, 03/15/34 (Call 12/15/33)	135	106,445
3.00%, 05/18/51 (Call 11/18/50)	220	131,792

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 08/15/31 (Call 05/15/31)	$10	$8,622
3.55%, 03/15/52 (Call 09/15/51)(a)	175	117,824
3.95%, 01/15/27 (Call 10/15/26)	61	58,084
3.95%, 01/15/28 (Call 10/15/27)	118	110,830
4.00%, 02/01/50 (Call 08/01/49)	259	189,123
4.30%, 01/15/26 (Call 10/15/25)	120	116,725
4.50%, 07/30/29 (Call 04/30/29)	178	168,038
4.70%, 07/01/30 (Call 04/01/30)	68	63,637
4.85%, 04/15/49 (Call 10/15/48)	150	123,514
4.90%, 12/15/30 (Call 09/15/30)	149	142,796
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	25	15,494
3.63%, 04/15/32 (Call 01/15/32)(a)	150	128,677
4.25%, 02/15/28 (Call 11/15/27)	60	56,823
4.30%, 04/15/52 (Call 10/15/51)	22	16,387
4.90%, 02/15/29 (Call 11/15/28)	36	34,606
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	105	82,504
2.10%, 06/15/30 (Call 03/15/30)	235	189,822
2.30%, 09/15/31 (Call 06/15/31)	175	138,772
2.40%, 03/15/25 (Call 02/15/25)	76	72,888
2.70%, 04/15/31 (Call 01/15/31)	260	214,108
2.75%, 01/15/27 (Call 11/15/26)	67	61,696
2.90%, 01/15/30 (Call 10/15/29)	281	241,663
2.95%, 01/15/25 (Call 12/15/24)	33	31,945
2.95%, 01/15/51 (Call 07/15/50)(a)	215	131,803
3.10%, 06/15/50 (Call 12/15/49)	340	213,455
3.13%, 01/15/27 (Call 10/15/26)	518	481,475
3.38%, 10/15/26 (Call 07/15/26)	404	381,319
3.55%, 07/15/27 (Call 04/15/27)	405	380,646
3.60%, 01/15/28 (Call 10/15/27)	390	362,908
3.70%, 10/15/49 (Call 04/15/49)(a)	309	217,359
3.80%, 08/15/29 (Call 05/15/29)	327	300,152
3.95%, 03/15/29 (Call 12/15/28)	142	131,684
4.00%, 06/01/25 (Call 03/01/25)	320	311,900
4.40%, 02/15/26 (Call 11/15/25)	259	252,906
5.25%, 07/15/28 (Call 06/15/28)	90	89,293
5.55%, 07/15/33 (Call 04/15/33)	295	291,863
5.90%, 11/15/33 (Call 08/15/33)	105	106,793
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)(a)	67	56,303
3.20%, 01/15/28 (Call 10/15/27)	13	12,066
3.30%, 06/01/29 (Call 03/01/29)	37	33,428
3.90%, 10/15/46 (Call 04/15/46)(a)	121	90,528
4.15%, 07/01/47 (Call 01/01/47)	55	43,258
4.35%, 04/15/48 (Call 10/15/47)(a)	25	19,729
5.00%, 02/15/33 (Call 11/15/32)	500	488,386
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	300	210,415
2.55%, 04/01/32 (Call 01/01/32)	240	178,890
2.75%, 10/01/26 (Call 07/01/26)	642	581,748
2.90%, 03/15/30 (Call 12/15/29)	101	81,046
3.20%, 01/15/25 (Call 10/15/24)	112	108,131
3.25%, 01/30/31 (Call 10/30/30)	361	292,671
3.40%, 06/21/29 (Call 03/21/29)	94	80,215
3.65%, 02/01/26 (Call 11/03/25)	528	499,419
4.50%, 12/01/28 (Call 09/01/28)	188	172,845
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)(a)	80	63,176
3.90%, 03/15/27 (Call 12/15/26)	86	80,619
4.05%, 07/01/30 (Call 04/01/30)	65	58,394
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.13%, 06/15/26 (Call 03/15/26)	$164	$156,814
4.13%, 05/15/29 (Call 02/15/29)	98	89,658
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	19	16,383
3.15%, 07/01/29 (Call 04/01/29)	52	46,706
3.35%, 11/01/49 (Call 05/01/49)(a)	19	13,075
4.10%, 10/15/28 (Call 07/15/28)	31	29,444
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	385	306,534
2.25%, 03/15/26 (Call 02/15/26)	995	913,577
2.75%, 04/15/31 (Call 01/15/31)	132	101,242
2.90%, 12/01/33 (Call 09/01/33)	120	86,932
Crown Castle Inc.
3.25%, 01/15/51 (Call 07/15/50)	344	221,049
4.75%, 05/15/47 (Call 11/15/46)	213	173,117
5.10%, 05/01/33 (Call 02/01/33)(a)	660	631,650
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	100	93,312
2.10%, 04/01/31 (Call 01/01/31)	402	315,979
2.25%, 01/15/31 (Call 10/15/30)	235	187,789
2.50%, 07/15/31 (Call 04/15/31)	332	266,919
3.10%, 11/15/29 (Call 08/15/29)	255	221,560
3.30%, 07/01/30 (Call 04/01/30)	295	255,928
3.65%, 09/01/27 (Call 06/01/27)	137	128,012
3.70%, 06/15/26 (Call 03/15/26)	97	92,636
3.80%, 02/15/28 (Call 11/15/27)	1,442	1,342,885
4.00%, 03/01/27 (Call 12/01/26)	113	107,455
4.00%, 11/15/49 (Call 05/15/49)	137	100,031
4.15%, 07/01/50 (Call 01/01/50)	225	168,539
4.30%, 02/15/29 (Call 11/15/28)	1,014	950,737
4.45%, 02/15/26 (Call 11/15/25)	247	240,911
5.20%, 02/15/49 (Call 08/15/48)	174	151,782
CubeSmart LP
2.50%, 02/15/32 (Call 11/15/31)	140	110,108
3.00%, 02/15/30 (Call 11/15/29)(a)	40	34,054
4.38%, 02/15/29 (Call 11/15/28)	15	14,097
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	280	252,820
3.70%, 08/15/27 (Call 05/15/27)	127	119,741
4.45%, 07/15/28 (Call 04/15/28)(a)	90	85,869
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)(a)	50	38,782
4.95%, 04/15/28 (Call 01/15/28)	5	4,571
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	171	151,098
2.15%, 07/15/30 (Call 04/15/30)	467	379,725
2.50%, 05/15/31 (Call 02/15/31)	350	284,772
2.90%, 11/18/26 (Call 09/18/26)	164	153,150
2.95%, 09/15/51 (Call 03/15/51)	204	123,218
3.00%, 07/15/50 (Call 01/15/50)(a)	189	117,576
3.20%, 11/18/29 (Call 08/18/29)	900	795,490
3.40%, 02/15/52 (Call 08/15/51)	150	99,588
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	10	7,856
2.50%, 02/15/30 (Call 11/15/29)	160	136,536
2.85%, 11/01/26 (Call 08/01/26)	35	32,764
3.00%, 07/01/29 (Call 04/01/29)	69	61,572
3.25%, 08/01/27 (Call 05/01/27)	53	49,358
3.50%, 03/01/28 (Call 12/01/27)	57	53,396
4.00%, 08/01/47 (Call 02/01/47)	27	19,986
4.15%, 12/01/28 (Call 09/01/28)	28	26,666

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 06/01/45 (Call 12/01/44)	$35	$27,852
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)(a)	230	183,375
2.65%, 09/01/50 (Call 03/01/50)(a)	30	16,532
3.00%, 01/15/30 (Call 10/15/29)	10	8,575
4.00%, 03/01/29 (Call 12/01/28)	30	27,843
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	125	96,930
2.40%, 10/15/31 (Call 07/15/31)	100	78,763
3.88%, 12/15/27 (Call 09/15/27)	9	8,429
4.00%, 06/15/29 (Call 03/15/29)	9	8,280
5.50%, 07/01/30 (Call 05/01/30)	25	24,634
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	681	598,483
3.25%, 07/15/27 (Call 04/15/27)	150	138,468
3.50%, 06/01/30 (Call 03/01/30)	725	633,049
4.50%, 12/01/44 (Call 06/01/44)	193	148,916
Federal Realty OP LP, 5.38%, 05/01/28
(Call 04/01/28)	615	609,134
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	80	64,304
4.00%, 01/15/30 (Call 10/17/29)	143	125,509
4.00%, 01/15/31 (Call 10/15/30)	112	95,752
5.30%, 01/15/29 (Call 10/15/28)(a)	191	182,562
5.75%, 06/01/28 (Call 03/03/28)	158	155,901
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	10	8,496
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	403	345,900
3.25%, 07/15/26 (Call 05/15/26)	100	94,855
3.40%, 02/01/25 (Call 11/01/24)	184	178,840
3.50%, 07/15/29 (Call 04/15/29)	229	205,493
4.00%, 06/01/25 (Call 03/01/25)	233	226,956
6.75%, 02/01/41 (Call 08/01/40)	186	191,965
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	87	68,619
4.20%, 04/15/29 (Call 01/15/29)	72	62,674
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	197	190,622
Series F, 4.50%, 02/01/26 (Call 11/01/25)	521	505,118
Series H, 3.38%, 12/15/29 (Call 09/16/29)	132	113,265
Series I, 3.50%, 09/15/30 (Call 06/15/30)	240	205,005
Series J, 2.90%, 12/15/31 (Call 09/15/31)	90	71,776
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	116	77,211
3.95%, 11/01/27 (Call 08/01/27)	119	93,589
4.65%, 04/01/29 (Call 01/01/29)	17	12,797
5.95%, 02/15/28 (Call 01/15/28)	40	33,866
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	5	3,787
2.70%, 01/15/34 (Call 10/15/33)	15	11,288
4.15%, 04/15/32 (Call 01/15/32)	105	92,091
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	305	213,975
3.05%, 02/15/30 (Call 11/15/29)	115	92,344
4.25%, 08/15/29 (Call 05/15/29)(a)	252	219,198
4.38%, 10/01/25 (Call 07/01/25)	188	179,870
4.75%, 12/15/28 (Call 09/15/28)	97	87,790
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	31	28,820
3.70%, 10/01/49 (Call 04/01/49)(a)	88	60,268
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 04/01/27 (Call 01/01/27)	$56	$52,907
4.13%, 12/01/46 (Call 06/01/46)(a)	120	86,994
4.25%, 04/01/45 (Call 10/01/44)(a)	120	90,989
4.45%, 09/01/47 (Call 03/01/47)	63	48,657
4.60%, 02/01/33 (Call 11/01/32)	275	251,948
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)	65	60,602
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	25	22,781
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	240	187,668
2.75%, 03/15/30 (Call 12/15/29)	35	29,862
3.95%, 03/15/29 (Call 12/15/28)	20	18,837
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	7	5,798
3.00%, 04/15/52 (Call 10/15/51)	25	14,893
3.10%, 04/15/50 (Call 10/15/49)	98	59,570
3.50%, 04/15/51 (Call 01/15/50)	90	60,142
4.30%, 10/15/28 (Call 07/15/28)	7	6,600
4.80%, 10/15/48 (Call 04/25/48)	31	24,783
5.60%, 10/15/33 (Call 07/15/33)	25	24,457
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	160	122,178
3.38%, 02/01/31 (Call 11/01/30)	132	107,218
3.63%, 10/01/29 (Call 07/01/29)	190	161,957
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	30	23,709
3.95%, 01/15/28 (Call 10/15/27)	24	22,320
4.30%, 03/15/27 (Call 12/15/26)	107	102,403
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	5	3,317
3.15%, 08/15/30 (Call 05/15/30)(a)	57	41,256
9.25%, 07/20/28 (Call 06/20/28)	310	317,009
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	78	70,754
2.13%, 10/15/50 (Call 04/15/50)	105	55,876
2.25%, 04/15/30 (Call 01/15/30)	78	65,187
3.00%, 04/15/50 (Call 10/15/49)	268	172,268
3.25%, 10/01/26 (Call 07/01/26)(a)	32	30,431
3.88%, 09/15/28 (Call 06/15/28)	131	123,745
4.38%, 02/01/29 (Call 11/01/28)	81	77,642
4.38%, 09/15/48 (Call 03/15/48)	55	44,255
4.63%, 01/15/33 (Call 10/15/32)(a)	70	66,543
4.75%, 06/15/33 (Call 03/15/33)	600	572,861
4.88%, 06/15/28 (Call 05/15/28)	125	123,833
5.13%, 01/15/34 (Call 10/15/33)	150	147,466
5.25%, 06/15/53 (Call 12/15/52)	30	28,313
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	215	173,641
2.30%, 05/01/31 (Call 02/01/31)	15	12,319
5.35%, 08/01/53 (Call 02/01/53)(a)	35	33,685
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	130	95,111
2.85%, 12/15/32 (Call 09/15/32)	300	243,453
3.25%, 06/15/29 (Call 03/15/29)	11	9,865
3.25%, 01/15/31 (Call 10/15/30)	45	39,053
3.65%, 01/15/28 (Call 10/15/27)	87	81,602
4.65%, 03/15/47 (Call 09/15/46)	73	63,334
4.90%, 07/15/33 (Call 04/15/33)	200	190,157
5.63%, 10/13/32 (Call 07/13/32)	380	383,103

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	$99	$86,282
3.60%, 02/01/27 (Call 11/01/26)	98	92,700
4.13%, 03/15/28 (Call 12/15/27)	40	37,551
4.40%, 02/01/47 (Call 08/01/46)	127	97,514
4.65%, 03/15/49 (Call 09/15/48)	111	88,223
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	101	79,021
3.90%, 10/15/29 (Call 07/15/29)	57	49,412
5.13%, 08/15/26 (Call 05/15/26)	419	405,399
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)	5	4,001
2.25%, 01/15/32 (Call 10/15/31)	405	317,194
2.45%, 09/13/29 (Call 06/13/29)	230	196,798
2.65%, 02/01/32 (Call 11/01/31)(a)	50	40,690
3.25%, 09/13/49 (Call 03/13/49)(a)	347	228,322
3.80%, 07/15/50 (Call 01/15/50)	101	72,603
4.25%, 10/01/44 (Call 04/01/44)	80	61,401
4.25%, 11/30/46 (Call 05/30/46)	146	111,241
4.75%, 03/15/42 (Call 09/15/41)	135	113,844
5.50%, 03/08/33 (Call 12/08/32)	375	371,385
6.75%, 02/01/40 (Call 11/01/39)	116	123,112
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	25	24,103
4.70%, 06/01/27 (Call 03/01/27)	50	48,239
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	38	33,381
4.00%, 07/15/29 (Call 04/15/29)	49	45,060
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	35	24,992
4.50%, 03/15/28 (Call 12/15/27)	35	31,193
4.63%, 03/15/29 (Call 12/15/28)	43	37,500
Sun Communities Operating LP
4.20%, 04/15/32 (Call 01/15/32)	45	39,375
5.70%, 01/15/33 (Call 10/15/32)	105	102,213
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	14	12,908
3.88%, 07/15/27 (Call 04/15/27)(a)	15	13,571
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	260	188,298
2.10%, 08/01/32 (Call 05/01/32)	10	7,452
2.10%, 06/15/33 (Call 03/15/33)(a)	60	44,017
3.00%, 08/15/31 (Call 05/15/31)	129	108,862
3.20%, 01/15/30 (Call 10/15/29)	41	36,023
4.40%, 01/26/29 (Call 10/26/28)	26	24,549
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	78	61,609
3.00%, 01/15/30 (Call 10/15/29)	157	133,637
3.25%, 10/15/26 (Call 07/15/26)	69	64,486
3.85%, 04/01/27 (Call 01/01/27)	43	40,538
4.00%, 03/01/28 (Call 12/01/27)	101	94,248
4.13%, 01/15/26 (Call 10/15/25)	120	115,932
4.38%, 02/01/45 (Call 08/01/44)	96	71,604
4.40%, 01/15/29 (Call 10/15/28)	246	230,996
4.75%, 11/15/30 (Call 08/15/30)	255	238,128
4.88%, 04/15/49 (Call 10/15/48)	115	91,664
5.70%, 09/30/43 (Call 03/30/43)	116	103,779
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	307	291,127
4.95%, 02/15/30 (Call 12/15/29)	259	240,827
5.13%, 05/15/32 (Call 02/15/32)	339	312,005
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.63%, 05/15/52 (Call 11/15/51)	$172	$148,184
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	470	380,733
4.00%, 06/01/25 (Call 03/01/25)	233	227,139
6.50%, 03/15/41 (Call 09/15/40)	202	208,312
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	95	80,578
2.70%, 02/15/27 (Call 12/15/26)	112	103,414
2.75%, 01/15/31 (Call 10/15/30)	245	203,527
2.80%, 06/01/31 (Call 03/01/31)	250	208,273
3.10%, 01/15/30 (Call 10/15/29)	240	208,280
4.13%, 03/15/29 (Call 09/15/28)	235	220,592
4.25%, 04/01/26 (Call 01/01/26)	164	159,513
4.25%, 04/15/28 (Call 01/15/28)	174	166,065
4.95%, 09/01/48 (Call 03/01/48)	140	121,736
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	171	157,810
4.00%, 04/15/30 (Call 01/15/30)	255	235,047
4.75%, 05/15/26	180	177,326
6.95%, 10/01/27	224	235,978
7.38%, 03/15/32	755	836,929
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	115	84,891
3.85%, 07/15/29 (Call 04/15/29)(a)	102	92,258
		41,885,675
Retail — 2.4%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	201	184,086
3.85%, 03/01/32 (Call 12/01/31)	70	59,085
4.50%, 10/01/25 (Call 07/01/25)	127	123,711
4.75%, 06/01/30 (Call 03/01/30)	231	214,451
AutoZone Inc.
3.75%, 04/18/29 (Call 01/18/29)	74	68,288
4.00%, 04/15/30 (Call 01/15/30)	4	3,702
5.05%, 07/15/26	20	19,887
5.20%, 08/01/33 (Call 05/01/33)	45	43,502
6.55%, 11/01/33 (Call 08/01/33)	25	26,657
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	2,560	2,052,734
4.45%, 10/01/28 (Call 07/01/28)(a)	2,324	2,257,672
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	73	60,767
1.75%, 04/20/32 (Call 01/20/32)	51	40,687
Darden Restaurants Inc., 4.55%, 02/15/48
(Call 08/15/47)	61	48,501
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	102	74,762
5.50%, 11/01/52 (Call 05/01/52)(a)	15	13,392
Dollar Tree Inc.
3.38%, 12/01/51 (Call 06/01/51)	95	60,368
4.20%, 05/15/28 (Call 02/15/28)	123	116,952
Home Depot Inc. (The)
1.88%, 09/15/31 (Call 06/15/31)	130	104,690
2.13%, 09/15/26 (Call 06/15/26)	144	134,032
2.38%, 03/15/51 (Call 09/15/50)	130	75,863
2.50%, 04/15/27 (Call 02/15/27)	235	218,370
2.70%, 04/15/30 (Call 01/15/30)	522	460,089
2.75%, 09/15/51 (Call 03/15/51)	140	88,253
2.80%, 09/14/27 (Call 06/14/27)	645	601,651
2.95%, 06/15/29 (Call 03/15/29)	1,331	1,218,088
3.00%, 04/01/26 (Call 01/01/26)	305	292,695

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.13%, 12/15/49 (Call 06/15/49)	$192	$132,211
3.25%, 04/15/32 (Call 01/15/32)	435	386,309
3.30%, 04/15/40 (Call 10/15/39)	12	9,354
3.35%, 09/15/25 (Call 06/15/25)	403	392,537
3.35%, 04/15/50 (Call 10/15/49)	222	159,890
3.50%, 09/15/56 (Call 03/15/56)	299	214,617
3.63%, 04/15/52 (Call 10/15/51)	210	157,879
3.90%, 12/06/28 (Call 09/06/28)(a)	633	608,938
3.90%, 06/15/47 (Call 12/15/46)	256	204,739
4.20%, 04/01/43 (Call 10/01/42)	200	171,460
4.25%, 04/01/46 (Call 10/01/45)	438	370,349
4.40%, 03/15/45 (Call 09/15/44)	318	277,064
4.50%, 09/15/32 (Call 06/15/32)(a)	420	411,276
4.50%, 12/06/48 (Call 06/06/48)	326	287,684
4.88%, 02/15/44 (Call 08/15/43)	352	328,397
4.90%, 04/15/29 (Call 03/15/29)	150	150,291
4.95%, 09/30/26 (Call 08/30/26)	150	150,306
4.95%, 09/15/52 (Call 03/15/52)(a)	55	52,111
5.13%, 04/30/25	150	150,185
5.40%, 09/15/40 (Call 03/15/40)	217	217,217
5.88%, 12/16/36	831	887,169
5.95%, 04/01/41 (Call 10/01/40)	225	237,037
Lowe's Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	215	171,561
2.50%, 04/15/26 (Call 01/15/26)	138	129,913
2.63%, 04/01/31 (Call 01/01/31)	372	312,565
3.00%, 10/15/50 (Call 04/15/50)(a)	305	192,186
3.10%, 05/03/27 (Call 02/03/27)	152	143,135
3.38%, 09/15/25 (Call 06/15/25)	117	113,035
3.65%, 04/05/29 (Call 01/05/29)	110	102,794
3.70%, 04/15/46 (Call 10/15/45)	347	255,027
3.75%, 04/01/32 (Call 01/01/32)	425	380,358
4.00%, 04/15/25 (Call 03/15/25)	65	63,740
4.05%, 05/03/47 (Call 11/03/46)	382	294,890
4.25%, 04/01/52 (Call 10/01/51)	240	188,304
4.38%, 09/15/45 (Call 03/15/45)	200	163,225
4.45%, 04/01/62 (Call 10/01/61)	395	305,402
4.50%, 04/15/30 (Call 01/15/30)	297	286,473
4.55%, 04/05/49 (Call 10/05/48)	107	87,812
4.65%, 04/15/42 (Call 10/15/41)	266	231,321
5.00%, 04/15/33 (Call 01/15/33)(a)	310	303,313
5.00%, 04/15/40 (Call 10/15/39)	84	76,310
5.13%, 04/15/50 (Call 10/15/49)	190	170,476
5.50%, 10/15/35	303	304,517
5.63%, 04/15/53 (Call 10/15/52)	120	116,642
5.80%, 09/15/62 (Call 03/15/62)	175	168,935
5.85%, 04/01/63 (Call 10/01/62)	135	130,954
6.50%, 03/15/29	57	60,487
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	68	57,756
2.63%, 09/01/29 (Call 06/01/29)(a)	11	9,794
3.50%, 07/01/27 (Call 05/01/27)	123	117,110
3.63%, 09/01/49 (Call 03/01/49)	340	252,833
3.70%, 02/15/42	54	42,581
4.20%, 04/01/50 (Call 10/01/49)	72	58,608
4.45%, 03/01/47 (Call 09/01/46)	203	173,243
4.45%, 09/01/48 (Call 03/01/48)	90	77,201
4.60%, 05/26/45 (Call 11/26/44)	154	135,455
4.70%, 12/09/35 (Call 06/09/35)	177	167,407
4.88%, 07/15/40	118	108,783
4.88%, 12/09/45 (Call 06/09/45)	474	430,917
Security	Par (000)	Value

Retail (continued)
4.95%, 08/14/33 (Call 05/14/33)	$50	$49,561
5.15%, 09/09/52 (Call 03/09/52)	40	37,550
5.45%, 08/14/53 (Call 02/14/53)	50	49,279
5.70%, 02/01/39	117	118,698
6.30%, 10/15/37	207	224,422
6.30%, 03/01/38	197	214,203
O'Reilly Automotive Inc., 4.20%, 04/01/30
(Call 01/01/30)	49	45,941
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	26	22,118
3.35%, 03/12/50 (Call 09/12/49)	127	88,204
3.50%, 03/01/28 (Call 12/01/27)	84	79,235
3.50%, 11/15/50 (Call 05/15/50)(a)	309	222,981
3.55%, 08/15/29 (Call 05/15/29)	57	53,309
3.75%, 12/01/47 (Call 06/01/47)	153	114,345
4.00%, 11/15/28 (Call 08/15/28)(a)	65	62,318
4.30%, 06/15/45 (Call 12/10/44)	107	89,155
4.45%, 08/15/49 (Call 02/15/49)	223	188,796
4.50%, 11/15/48 (Call 05/15/48)	272	232,465
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	588	565,650
2.35%, 02/15/30 (Call 11/15/29)	141	122,190
2.50%, 04/15/26(a)	345	328,639
2.65%, 09/15/30 (Call 06/15/30)	35	30,413
3.38%, 04/15/29 (Call 01/15/29)	142	133,424
3.63%, 04/15/46	406	312,116
3.90%, 11/15/47 (Call 05/15/47)	126	100,483
4.00%, 07/01/42	365	309,634
4.50%, 09/15/32 (Call 06/15/32)(a)	135	130,521
6.35%, 11/01/32	355	386,103
6.50%, 10/15/37	285	315,531
7.00%, 01/15/38	145	167,996
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	166	154,902
3.88%, 04/15/30 (Call 01/15/30)	102	95,420
4.50%, 04/15/50 (Call 10/15/49)(a)	214	187,448
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	631	499,668
5.25%, 05/15/33 (Call 02/15/33)	165	161,503
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	206	133,822
4.80%, 11/18/44 (Call 05/18/44)	255	188,248
		27,221,309
Semiconductors — 3.2%
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	190	156,804
2.75%, 06/01/50 (Call 12/01/49)(a)	227	150,500
3.30%, 04/01/27 (Call 01/01/27)	477	455,235
3.90%, 10/01/25 (Call 07/01/25)	248	242,719
4.35%, 04/01/47 (Call 10/01/46)	301	264,124
5.10%, 10/01/35 (Call 04/01/35)	211	213,306
5.85%, 06/15/41	232	243,066
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(c)	130	102,411
3.14%, 11/15/35 (Call 08/15/35)(c)	482	375,367
3.19%, 11/15/36 (Call 08/15/36)(c)	229	174,926
3.42%, 04/15/33 (Call 01/15/33)(c)	506	425,434
3.47%, 04/15/34 (Call 01/15/34)(c)	607	504,793
3.50%, 02/15/41 (Call 08/15/40)(c)	560	418,050
3.75%, 02/15/51 (Call 08/15/50)(c)	732	530,625
4.15%, 11/15/30 (Call 08/15/30)	53	49,060

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.15%, 04/15/32 (Call 01/15/32)(c)	$75	$67,891
4.30%, 11/15/32 (Call 08/15/32)	230	211,286
4.93%, 05/15/37 (Call 02/15/37)(c)	670	613,862
5.00%, 04/15/30 (Call 01/15/30)(a)	212	209,622
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	160	138,651
2.45%, 11/15/29 (Call 08/15/29)	69	60,708
2.60%, 05/19/26 (Call 02/19/26)	736	697,434
3.05%, 08/12/51 (Call 02/12/51)(a)	255	168,440
3.10%, 02/15/60 (Call 08/15/59)	137	87,584
3.15%, 05/11/27 (Call 02/11/27)	578	546,764
3.20%, 08/12/61 (Call 02/12/61)	148	94,473
3.25%, 11/15/49 (Call 05/15/49)	398	275,217
3.40%, 03/25/25 (Call 02/25/25)	727	710,049
3.70%, 07/29/25 (Call 04/29/25)	1,048	1,024,007
3.73%, 12/08/47 (Call 06/08/47)	293	225,009
3.75%, 03/25/27 (Call 01/25/27)	492	475,265
3.90%, 03/25/30 (Call 12/25/29)	45	42,596
4.00%, 12/15/32	385	360,476
4.10%, 05/19/46 (Call 11/19/45)	171	140,090
4.10%, 05/11/47 (Call 11/11/46)	185	150,212
4.15%, 08/05/32 (Call 05/05/32)	125	118,459
4.25%, 12/15/42	157	133,977
4.60%, 03/25/40 (Call 09/25/39)	91	84,507
4.75%, 03/25/50 (Call 09/25/49)	489	434,065
4.80%, 10/01/41	295	271,611
4.88%, 02/10/26	125	124,927
4.88%, 02/10/28 (Call 01/10/28)	5	5,003
4.90%, 07/29/45 (Call 01/29/45)(a)	390	371,614
4.90%, 08/05/52 (Call 02/05/52)	270	246,847
4.95%, 03/25/60 (Call 09/25/59)	309	284,219
5.05%, 08/05/62 (Call 02/05/62)	157	144,681
5.20%, 02/10/33 (Call 11/10/32)(a)	780	790,629
5.70%, 02/10/53 (Call 08/10/52)(a)	355	361,099
5.90%, 02/10/63 (Call 08/10/62)	210	219,187
KLA Corp.
4.95%, 07/15/52 (Call 01/15/52)	45	42,291
5.00%, 03/15/49 (Call 09/15/48)	10	9,290
5.25%, 07/15/62 (Call 01/15/62)(a)	155	149,023
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	800	664,059
2.88%, 06/15/50 (Call 12/15/49)(a)	231	151,105
3.13%, 06/15/60 (Call 12/15/59)	237	150,247
3.75%, 03/15/26 (Call 01/15/26)	674	655,358
3.80%, 03/15/25 (Call 12/15/24)	374	366,939
4.00%, 03/15/29 (Call 12/15/28)	703	677,618
4.88%, 03/15/49 (Call 09/15/48)	261	240,917
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	90	75,268
5.75%, 02/15/29 (Call 01/15/29)	25	25,232
5.95%, 09/15/33 (Call 06/15/33)	65	65,826
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	130	104,188
3.48%, 11/01/51 (Call 05/01/51)	240	159,616
4.66%, 02/15/30 (Call 11/15/29)	45	42,613
5.33%, 02/06/29 (Call 11/06/28)	51	50,405
5.88%, 02/09/33 (Call 11/09/32)	180	180,581
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	1,778	1,471,604
2.85%, 04/01/30 (Call 01/01/30)	2,059	1,847,503
3.20%, 09/16/26 (Call 06/16/26)	5,755	5,533,822
Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	$155	$154,506
5.55%, 12/01/28 (Call 09/01/28)	550	551,832
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	338	274,108
2.65%, 02/15/32 (Call 11/15/31)	230	185,278
2.70%, 05/01/25 (Call 04/01/25)	175	167,783
3.13%, 02/15/42 (Call 08/15/41)	65	44,629
3.15%, 05/01/27 (Call 03/01/27)	167	155,213
3.25%, 05/11/41 (Call 11/11/40)	185	132,053
3.25%, 11/30/51 (Call 05/30/51)(a)	185	120,869
3.40%, 05/01/30 (Call 02/01/30)	125	110,191
4.30%, 06/18/29 (Call 03/18/29)	282	265,596
4.40%, 06/01/27 (Call 05/01/27)	40	38,693
5.00%, 01/15/33 (Call 10/15/32)	280	267,413
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	55	49,903
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	275	236,160
4.50%, 05/20/52 (Call 11/20/51)	175	151,610
4.65%, 05/20/35 (Call 11/20/34)	60	58,887
4.80%, 05/20/45 (Call 11/20/44)	222	207,259
6.00%, 05/20/53 (Call 11/20/52)	190	205,909
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	933	890,509
1.75%, 05/04/30 (Call 02/04/30)	870	728,227
1.90%, 09/15/31 (Call 06/15/31)	300	246,292
2.25%, 09/04/29 (Call 06/04/29)(a)	908	794,341
2.70%, 09/15/51 (Call 03/15/51)	293	184,513
2.90%, 11/03/27 (Call 08/03/27)	518	484,281
3.65%, 08/16/32 (Call 05/16/32)	540	492,239
3.88%, 03/15/39 (Call 09/15/38)	147	127,979
4.15%, 05/15/48 (Call 11/15/47)	489	414,342
4.60%, 02/15/28 (Call 01/15/28)	695	694,176
5.05%, 05/18/63 (Call 11/18/62)	25	23,656
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	380	313,979
3.25%, 10/25/51 (Call 04/25/51)	355	252,961
4.13%, 04/22/29 (Call 02/22/29)	90	86,445
4.25%, 04/22/32 (Call 01/22/32)	315	301,226
4.50%, 04/22/52 (Call 10/22/51)	290	262,539
		36,535,983
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	245	209,609
3.48%, 12/01/27 (Call 09/01/27)	264	245,632
3.84%, 05/01/25 (Call 04/01/25)	152	148,041
4.20%, 05/01/30 (Call 02/01/30)	270	248,495
		851,777
Software — 3.9%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	479	461,782
2.15%, 02/01/27 (Call 12/01/26)	1,250	1,156,327
2.30%, 02/01/30 (Call 11/01/29)	3,204	2,784,174
3.25%, 02/01/25 (Call 11/01/24)	2,841	2,781,986
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	1,280	1,050,767
2.85%, 01/15/30 (Call 10/15/29)	257	225,655
3.50%, 06/15/27 (Call 03/15/27)	1,063	1,011,198
4.38%, 06/15/25 (Call 03/15/25)	718	708,181

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Broadridge Financial Solutions Inc., 2.60%, 05/01/31
(Call 02/01/31)	$20	$16,479
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	405	324,187
2.95%, 02/15/51 (Call 08/15/50)	365	236,036
4.80%, 03/01/26 (Call 12/01/25)(a)	64	63,661
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	17	13,493
5.10%, 07/15/32 (Call 04/15/32)(a)	515	507,240
5.63%, 07/15/52 (Call 01/15/52)	145	139,763
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	40	36,580
4.40%, 07/01/49 (Call 01/01/49)	377	309,294
5.38%, 08/21/28 (Call 07/21/28)	95	95,766
5.63%, 08/21/33 (Call 05/21/33)	85	85,526
Intuit Inc.
1.65%, 07/15/30 (Call 04/15/30)	140	113,410
5.20%, 09/15/33 (Call 06/15/33)	500	503,879
5.50%, 09/15/53 (Call 03/15/53)	200	205,404
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,376	2,246,971
2.50%, 09/15/50 (Call 03/15/50)(c)	307	194,825
2.53%, 06/01/50 (Call 12/01/49)(a)	351	225,675
2.68%, 06/01/60 (Call 12/01/59)	442	278,055
2.70%, 02/12/25 (Call 11/12/24)	2,616	2,545,180
2.92%, 03/17/52 (Call 09/17/51)	658	454,657
3.04%, 03/17/62 (Call 09/17/61)	190	129,034
3.13%, 11/03/25 (Call 08/03/25)	2,009	1,947,497
3.30%, 02/06/27 (Call 11/06/26)	2,366	2,276,547
3.40%, 06/15/27 (Call 03/15/27)(c)	45	43,004
3.45%, 08/08/36 (Call 02/08/36)	453	398,889
3.50%, 02/12/35 (Call 08/12/34)	1,592	1,454,558
3.50%, 11/15/42	120	98,587
3.95%, 08/08/56 (Call 02/08/56)	310	255,354
4.00%, 02/12/55 (Call 08/12/54)	495	419,078
4.10%, 02/06/37 (Call 08/06/36)	470	441,442
4.20%, 11/03/35 (Call 05/03/35)	280	269,760
4.25%, 02/06/47 (Call 08/06/46)	470	432,603
4.45%, 11/03/45 (Call 05/03/45)	135	128,407
4.50%, 10/01/40	40	39,335
4.50%, 06/15/47 (Call 12/15/46)(a)(c)	82	76,382
4.50%, 02/06/57 (Call 08/06/56)	170	156,760
5.30%, 02/08/41	130	138,639
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	120	105,193
3.25%, 05/15/30 (Call 02/15/30)	77	68,625
3.60%, 04/01/40 (Call 10/01/39)	195	148,110
3.60%, 04/01/50 (Call 10/01/49)	799	558,645
3.80%, 11/15/37 (Call 05/15/37)	77	62,687
3.85%, 07/15/36 (Call 01/15/36)	349	291,627
3.85%, 04/01/60 (Call 10/01/59)	777	533,122
3.90%, 05/15/35 (Call 11/15/34)	364	311,367
3.95%, 03/25/51 (Call 09/25/50)	624	461,315
4.00%, 07/15/46 (Call 01/15/46)	776	588,946
4.00%, 11/15/47 (Call 05/15/47)	523	394,861
4.10%, 03/25/61 (Call 09/25/60)	292	209,760
4.13%, 05/15/45 (Call 11/15/44)	531	414,309
4.30%, 07/08/34 (Call 01/08/34)	535	482,504
4.38%, 05/15/55 (Call 11/15/54)	452	348,570
4.50%, 07/08/44 (Call 01/08/44)	232	193,648
4.90%, 02/06/33 (Call 11/06/32)	85	81,775
Security	Par (000)	Value

Software (continued)
5.38%, 07/15/40	$486	$457,511
5.55%, 02/06/53 (Call 08/06/52)	390	367,357
6.13%, 07/08/39	401	410,529
6.25%, 11/09/32 (Call 08/09/32)	620	652,537
6.50%, 04/15/38	389	415,426
6.90%, 11/09/52 (Call 05/09/52)	490	546,455
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	6	5,337
3.80%, 12/15/26 (Call 09/15/26)	64	61,788
4.20%, 09/15/28 (Call 06/15/28)	4	3,842
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	393	260,594
3.70%, 04/11/28 (Call 01/11/28)	4,869	4,678,410
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	300	238,124
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	702	669,136
4.50%, 05/15/25 (Call 04/15/25)	135	132,863
4.65%, 05/15/27 (Call 03/15/27)	172	168,199
4.70%, 05/15/30 (Call 02/15/30)	732	697,559
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	75	71,239
3.70%, 04/01/29 (Call 02/01/29)	525	488,248
3.80%, 04/01/32 (Call 01/01/32)	591	525,233
		43,587,478
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	50	43,212
4.38%, 07/16/42	85	70,457
4.38%, 04/22/49 (Call 10/22/48)	255	207,980
4.70%, 07/21/32 (Call 04/21/32)	270	254,913
6.13%, 11/15/37	85	87,320
6.13%, 03/30/40	395	407,249
6.38%, 03/01/35	215	228,753
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)(a)	330	216,994
3.50%, 09/15/53 (Call 03/15/53)	1,200	799,488
3.50%, 02/01/61 (Call 08/01/60)	310	198,233
3.55%, 09/15/55 (Call 03/15/55)	1,275	841,917
3.65%, 06/01/51 (Call 12/01/50)	530	369,040
3.65%, 09/15/59 (Call 03/15/59)	1,123	740,909
3.80%, 12/01/57 (Call 06/01/57)	1,148	784,582
3.85%, 06/01/60 (Call 12/01/59)	357	244,267
4.10%, 02/15/28 (Call 11/15/27)	10	9,591
4.30%, 02/15/30 (Call 11/15/29)	57	53,923
4.30%, 12/15/42 (Call 06/15/42)	320	261,717
4.35%, 03/01/29 (Call 12/01/28)	5	4,807
4.35%, 06/15/45 (Call 12/15/44)	227	181,143
4.50%, 05/15/35 (Call 11/15/34)	639	577,658
4.50%, 03/09/48 (Call 09/09/47)	366	297,693
4.55%, 03/09/49 (Call 09/09/48)	286	231,894
4.65%, 06/01/44 (Call 12/01/43)	27	22,445
4.75%, 05/15/46 (Call 11/15/45)	378	319,867
4.80%, 06/15/44 (Call 12/15/43)	202	172,668
4.85%, 03/01/39 (Call 09/01/38)	187	167,845
4.85%, 07/15/45 (Call 01/15/45)	25	21,146
4.90%, 08/15/37 (Call 02/14/37)	103	93,837
5.15%, 03/15/42	102	92,501
5.15%, 11/15/46 (Call 05/15/46)	210	187,108
5.15%, 02/15/50 (Call 08/14/49)	186	164,355
5.25%, 03/01/37 (Call 09/01/36)	403	384,519
5.35%, 09/01/40	212	198,637

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.40%, 02/15/34 (Call 11/15/33)	$265	$262,081
5.45%, 03/01/47 (Call 09/01/46)	150	139,060
5.55%, 08/15/41	162	154,879
5.65%, 02/15/47 (Call 08/15/46)(a)	290	285,144
5.70%, 03/01/57 (Call 09/01/56)	149	138,363
6.00%, 08/15/40 (Call 05/15/40)	193	193,470
6.30%, 01/15/38	65	67,612
6.38%, 03/01/41	40	41,404
6.55%, 02/15/39(a)	5	5,264
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	75	53,544
4.30%, 07/29/49 (Call 01/29/49)	28	22,294
4.46%, 04/01/48 (Call 10/01/47)	101	84,471
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	70	45,548
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/24/28)	437	429,921
9.63%, 12/15/30	1,496	1,809,442
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	704	663,792
2.95%, 02/28/26	298	287,156
3.50%, 06/15/25	316	309,644
5.50%, 01/15/40	559	572,475
5.90%, 02/15/39	657	699,808
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	225	178,176
5.45%, 11/15/79 (Call 05/15/79)	222	193,881
5.75%, 08/15/40	70	69,268
5.85%, 11/15/68 (Call 05/15/68)	28	25,839
Deutsche Telekom International Finance BV
8.75%, 06/15/30	345	407,383
9.25%, 06/01/32	10	12,602
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	27	24,668
5.95%, 03/15/41(a)	75	70,654
Koninklijke KPN NV, 8.38%, 10/01/30	1,024	1,171,820
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	120	97,280
4.60%, 02/23/28 (Call 11/23/27)	206	201,211
4.60%, 05/23/29 (Call 02/23/29)	162	157,165
5.50%, 09/01/44	120	111,174
5.60%, 06/01/32 (Call 03/01/32)	100	99,016
Nokia OYJ, 4.38%, 06/12/27(a)	935	884,742
Orange SA
5.38%, 01/13/42	205	193,846
5.50%, 02/06/44 (Call 08/06/43)	175	167,481
9.00%, 03/01/31	852	1,030,045
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	66	61,533
3.70%, 11/15/49 (Call 05/15/49)	265	183,547
4.30%, 02/15/48 (Call 08/15/47)	213	160,906
4.35%, 05/01/49 (Call 11/01/48)	293	225,532
4.50%, 03/15/43 (Call 09/15/42)(a)	90	72,841
4.55%, 03/15/52 (Call 09/15/51)	150	118,940
5.00%, 03/15/44 (Call 09/15/43)(a)	262	225,109
5.45%, 10/01/43 (Call 04/01/43)(a)	165	149,290
7.50%, 08/15/38	252	273,813
Sprint Capital Corp., 8.75%, 03/15/32	155	185,178
Telefonica Emisiones SA
4.10%, 03/08/27	639	614,429
4.67%, 03/06/38	10	8,679
4.90%, 03/06/48	240	195,145
Security	Par (000)	Value

Telecommunications (continued)
5.21%, 03/08/47	$508	$434,976
5.52%, 03/01/49 (Call 09/01/48)	180	160,113
7.05%, 06/20/36	576	625,182
Telefonica Europe BV, 8.25%, 09/15/30	309	354,753
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	987	916,797
3.70%, 09/15/27 (Call 06/15/27)	731	695,006
4.30%, 06/15/49 (Call 12/15/48)	37	28,670
4.60%, 11/16/48 (Call 05/16/48)	279	228,656
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 02/15/24)	5	4,403
2.88%, 02/15/31 (Call 02/15/26)	425	360,171
3.00%, 02/15/41 (Call 08/15/40)	260	183,122
3.30%, 02/15/51 (Call 08/15/50)	701	469,165
3.38%, 04/15/29 (Call 04/15/24)	80	72,567
3.40%, 10/15/52 (Call 04/15/52)	565	380,028
3.50%, 04/15/31 (Call 04/15/26)	840	739,333
3.60%, 11/15/60 (Call 05/15/60)	541	360,801
3.75%, 04/15/27 (Call 02/15/27)	10	9,539
3.88%, 04/15/30 (Call 01/15/30)	512	470,177
4.38%, 04/15/40 (Call 10/15/39)	285	243,569
4.50%, 04/15/50 (Call 10/15/49)	725	600,035
5.20%, 01/15/33 (Call 10/15/32)	57	56,116
5.65%, 01/15/53 (Call 07/15/52)	265	258,526
5.75%, 01/15/54 (Call 07/15/53)	100	98,868
5.80%, 09/15/62 (Call 03/15/62)	235	230,647
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	185	147,519
2.55%, 03/21/31 (Call 12/21/30)	380	315,344
2.63%, 08/15/26	46	43,196
2.88%, 11/20/50 (Call 05/20/50)	541	341,864
2.99%, 10/30/56 (Call 04/30/56)	913	560,161
3.00%, 03/22/27 (Call 01/22/27)	115	107,748
3.00%, 11/20/60 (Call 05/20/60)	572	347,454
3.15%, 03/22/30 (Call 12/22/29)	98	86,945
3.38%, 02/15/25	369	360,399
3.55%, 03/22/51 (Call 09/22/50)	755	540,378
3.70%, 03/22/61 (Call 09/22/60)(a)	828	585,531
3.85%, 11/01/42 (Call 05/01/42)	188	149,186
3.88%, 02/08/29 (Call 11/08/28)	22	20,799
4.00%, 03/22/50 (Call 09/22/49)	61	47,249
4.02%, 12/03/29 (Call 09/03/29)	59	55,355
4.13%, 03/16/27	264	256,193
4.13%, 08/15/46	215	173,485
4.27%, 01/15/36	700	627,769
4.33%, 09/21/28	11	10,622
4.40%, 11/01/34 (Call 05/01/34)	768	706,191
4.50%, 08/10/33	558	521,333
4.52%, 09/15/48	290	249,407
4.67%, 03/15/55	265	228,371
4.75%, 11/01/41	226	208,859
4.81%, 03/15/39	363	332,211
4.86%, 08/21/46(a)	692	616,442
5.01%, 04/15/49(a)	95	88,741
5.01%, 08/21/54	255	231,810
5.05%, 05/09/33 (Call 02/09/33)	125	123,055
5.25%, 03/16/37	857	849,372
5.50%, 03/16/47	367	359,692
5.85%, 09/15/35	65	67,662
6.40%, 09/15/33	75	80,192
6.55%, 09/15/43	270	295,138

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.75%, 12/01/30	$145	$164,764
Vodafone Group PLC
4.13%, 05/30/25	406	398,809
4.25%, 09/17/50	381	293,780
4.38%, 05/30/28	255	249,997
4.38%, 02/19/43	397	325,831
4.88%, 06/19/49	436	370,739
5.00%, 05/30/38(a)	95	90,529
5.13%, 06/19/59	30	25,411
5.25%, 05/30/48(a)	285	260,444
6.15%, 02/27/37	398	410,404
6.25%, 11/30/32	153	160,922
7.88%, 02/15/30	437	489,483
		43,733,239
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	547	508,523
3.55%, 11/19/26 (Call 09/19/26)	937	875,577
3.90%, 11/19/29 (Call 08/19/29)	890	800,697
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	20	17,044
		2,201,841
Transportation — 2.0%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	224	148,400
3.55%, 02/15/50 (Call 08/15/49)	298	221,224
3.90%, 08/01/46 (Call 02/01/46)	145	114,536
4.05%, 06/15/48 (Call 12/15/47)	235	188,871
4.13%, 06/15/47 (Call 12/15/46)	185	150,745
4.15%, 04/01/45 (Call 10/01/44)	23	18,993
4.15%, 12/15/48 (Call 06/15/48)	184	150,221
4.40%, 03/15/42 (Call 09/15/41)	10	8,700
4.70%, 09/01/45 (Call 03/01/45)	63	55,820
4.95%, 09/15/41 (Call 03/15/41)	63	58,834
5.05%, 03/01/41 (Call 09/01/40)	40	37,901
5.20%, 04/15/54 (Call 10/15/53)	195	189,287
5.40%, 06/01/41 (Call 12/01/40)	20	19,966
5.75%, 05/01/40 (Call 11/01/39)	41	42,432
6.15%, 05/01/37	15	16,121
6.20%, 08/15/36	10	10,767
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	330	198,038
3.20%, 08/02/46 (Call 02/02/46)	355	252,437
3.65%, 02/03/48 (Call 08/03/47)	421	322,499
4.45%, 01/20/49 (Call 07/20/48)	365	312,661
5.85%, 11/01/33 (Call 08/01/33)	55	58,061
6.13%, 11/01/53 (Call 05/01/53)(a)	25	27,753
6.20%, 06/01/36	208	223,746
6.25%, 08/01/34	207	223,115
6.38%, 11/15/37	182	195,698
6.90%, 07/15/28	32	34,596
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	122	101,265
2.90%, 02/01/25 (Call 11/01/24)	77	74,712
3.10%, 12/02/51 (Call 06/02/51)	630	421,176
4.00%, 06/01/28 (Call 03/01/28)	29	27,672
4.20%, 11/15/69 (Call 05/15/69)	195	146,722
4.80%, 09/15/35 (Call 03/15/35)	73	68,165
4.80%, 08/01/45 (Call 02/01/45)	215	189,049
5.95%, 05/15/37	66	67,296
6.13%, 09/15/2115 (Call 03/15/2115)	149	151,079
Security	Par (000)	Value

Transportation (continued)
7.13%, 10/15/31	$37	$40,703
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	1,900	1,803,760
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	191	163,306
2.60%, 11/01/26 (Call 08/01/26)	100	93,610
3.25%, 06/01/27 (Call 03/01/27)	84	79,056
3.35%, 09/15/49 (Call 03/15/49)	226	157,034
3.80%, 03/01/28 (Call 12/01/27)	3	2,869
3.80%, 11/01/46 (Call 05/01/46)	243	185,703
3.80%, 04/15/50 (Call 10/15/49)	91	68,548
3.95%, 05/01/50 (Call 11/01/49)	239	185,997
4.10%, 03/15/44 (Call 09/15/43)	181	147,332
4.25%, 03/15/29 (Call 12/15/28)	468	453,140
4.25%, 11/01/66 (Call 05/01/66)	242	188,437
4.30%, 03/01/48 (Call 09/01/47)	250	205,989
4.40%, 03/01/43 (Call 09/01/42)	109	92,699
4.50%, 03/15/49 (Call 09/15/48)	163	136,719
4.50%, 08/01/54 (Call 02/01/54)	115	97,216
4.65%, 03/01/68 (Call 09/01/67)	90	74,982
4.75%, 05/30/42 (Call 11/30/41)	149	133,638
4.75%, 11/15/48 (Call 05/15/48)	119	103,919
5.50%, 04/15/41 (Call 10/15/40)	158	154,987
6.00%, 10/01/36	96	100,886
6.15%, 05/01/37	205	218,181
6.22%, 04/30/40	175	185,740
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	14	12,607
3.40%, 02/15/28 (Call 11/15/27)	15	14,037
3.88%, 08/01/42	77	59,855
3.90%, 02/01/35	35	30,338
4.05%, 02/15/48 (Call 08/15/47)	222	171,445
4.10%, 04/15/43	62	49,209
4.10%, 02/01/45	177	138,908
4.20%, 10/17/28 (Call 07/17/28)(a)	26	24,940
4.25%, 05/15/30 (Call 02/15/30)(a)	44	41,752
4.40%, 01/15/47 (Call 07/15/46)	203	165,137
4.55%, 04/01/46 (Call 10/01/45)	324	272,844
4.75%, 11/15/45 (Call 05/15/45)	343	296,143
4.90%, 01/15/34	54	52,434
4.95%, 10/17/48 (Call 04/17/48)	182	161,123
5.10%, 01/15/44	168	152,191
5.25%, 05/15/50 (Call 11/15/49)(a)	308	286,100
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	173	149,648
2.90%, 06/15/26 (Call 03/15/26)	5	4,732
2.90%, 08/25/51 (Call 02/25/51)	265	164,477
3.16%, 05/15/55 (Call 11/15/54)	165	105,505
3.40%, 11/01/49 (Call 05/01/49)	194	134,769
3.65%, 08/01/25 (Call 06/01/25)	58	56,345
3.70%, 03/15/53 (Call 09/15/52)	115	82,849
3.80%, 08/01/28 (Call 05/01/28)	275	260,767
3.94%, 11/01/47 (Call 05/01/47)	284	219,097
3.95%, 10/01/42 (Call 04/01/42)	178	141,534
4.05%, 08/15/52 (Call 02/15/52)	370	285,935
4.10%, 05/15/49 (Call 11/15/48)	129	101,325
4.10%, 05/15/2121 (Call 11/15/2120)	140	96,531
4.15%, 02/28/48 (Call 08/28/47)	373	296,256
4.45%, 06/15/45 (Call 12/15/44)	143	119,503
4.65%, 01/15/46 (Call 07/15/45)	123	105,031
4.84%, 10/01/41	268	241,726

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.05%, 08/01/30 (Call 06/01/30)	$90	$89,499
5.35%, 08/01/54 (Call 02/01/54)	70	66,833
7.80%, 05/15/27	20	21,742
Ryder System Inc.
2.90%, 12/01/26 (Call 10/01/26)	289	268,134
4.63%, 06/01/25 (Call 05/01/25)	170	167,137
5.25%, 06/01/28 (Call 05/01/28)	275	273,392
5.65%, 03/01/28 (Call 02/01/28)(a)	530	535,204
6.30%, 12/01/28 (Call 11/01/28)	125	129,009
6.60%, 12/01/33 (Call 09/01/33)	505	530,716
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	150	97,847
2.97%, 09/16/62 (Call 03/16/62)	245	148,343
3.25%, 02/05/50 (Call 08/05/49)	457	322,375
3.35%, 08/15/46 (Call 02/15/46)	88	60,888
3.38%, 02/01/35 (Call 08/01/34)	85	71,259
3.50%, 02/14/53 (Call 08/14/52)	245	178,797
3.55%, 08/15/39 (Call 02/15/39)	52	41,708
3.55%, 05/20/61 (Call 11/20/60)	130	89,365
3.60%, 09/15/37 (Call 03/15/37)	62	51,534
3.75%, 02/05/70 (Call 08/05/69)	193	135,181
3.80%, 10/01/51 (Call 04/01/51)	391	303,012
3.80%, 04/06/71 (Call 10/06/70)	260	186,283
3.84%, 03/20/60 (Call 09/20/59)	275	204,769
3.85%, 02/14/72 (Call 08/14/71)	107	76,390
3.88%, 02/01/55 (Call 08/01/54)	203	152,561
3.95%, 09/10/28 (Call 06/10/28)	58	56,176
3.95%, 08/15/59 (Call 02/15/59)	203	152,626
4.00%, 04/15/47 (Call 10/15/46)	148	115,873
4.05%, 11/15/45 (Call 05/15/45)	67	52,775
4.05%, 03/01/46 (Call 09/01/45)	195	154,772
4.10%, 09/15/67 (Call 03/15/67)	176	133,185
4.30%, 03/01/49 (Call 09/01/48)	278	228,371
4.50%, 09/10/48 (Call 03/10/48)	253	213,958
6.63%, 02/01/29(a)	23	24,949
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	20	17,625
3.40%, 03/15/29 (Call 12/15/28)	122	114,554
3.40%, 11/15/46 (Call 05/15/46)	125	92,617
3.40%, 09/01/49 (Call 03/01/49)(a)	287	214,251
3.63%, 10/01/42	86	68,497
3.75%, 11/15/47 (Call 05/15/47)	376	296,524
4.25%, 03/15/49 (Call 09/15/48)	281	236,986
4.45%, 04/01/30 (Call 01/01/30)	117	114,905
4.88%, 11/15/40 (Call 05/15/40)	303	286,942
5.20%, 04/01/40 (Call 10/01/39)	190	187,459
5.30%, 04/01/50 (Call 10/01/49)	250	248,093
6.20%, 01/15/38	782	854,267
		22,165,485
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	100	60,374
3.25%, 03/30/25 (Call 12/30/24)	93	89,886
3.25%, 09/15/26 (Call 06/15/26)	20	18,790
3.50%, 03/15/28 (Call 12/15/27)	29	26,605
3.50%, 06/01/32 (Call 03/01/32)	60	49,946
3.85%, 03/30/27 (Call 12/30/26)	48	45,277
4.55%, 11/07/28 (Call 08/07/28)(a)	78	74,025
4.70%, 04/01/29 (Call 01/01/29)	53	50,699
4.90%, 03/15/33 (Call 12/15/32)	230	215,310
5.20%, 03/15/44 (Call 09/15/43)	92	79,424
Security	Par (000)	Value

Trucking & Leasing (continued)
5.45%, 09/15/33 (Call 06/15/33)	$110	$105,329
6.05%, 03/15/34 (Call 12/15/33)	275	273,275
6.90%, 05/01/34 (Call 02/01/34)	100	105,350
		1,194,290
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27
(Call 12/20/26)	120	106,744
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	106	91,772
2.95%, 09/01/27 (Call 06/01/27)	53	49,204
3.45%, 06/01/29 (Call 03/01/29)	127	116,759
3.45%, 05/01/50 (Call 11/01/49)	398	282,190
3.75%, 09/01/28 (Call 06/01/28)	39	36,753
3.75%, 09/01/47 (Call 03/01/47)	86	65,199
4.00%, 12/01/46 (Call 06/01/46)	205	158,264
4.15%, 06/01/49 (Call 12/01/48)(a)	238	190,392
4.20%, 09/01/48 (Call 03/01/48)	327	265,391
4.30%, 12/01/42 (Call 06/01/42)	87	73,130
4.30%, 09/01/45 (Call 03/01/45)	145	118,559
6.59%, 10/15/37	192	212,557
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	89	75,200
3.35%, 04/15/50 (Call 10/15/49)	209	137,325
3.57%, 05/01/29 (Call 02/01/29)	89	81,743
4.28%, 05/01/49 (Call 11/01/48)(a)	366	281,923
5.30%, 05/01/52 (Call 11/01/51)	182	161,507
United Utilities PLC, 6.88%, 08/15/28	55	58,564
		2,456,432

Total Long-Term Investments — 98.4%
(Cost: $1,237,325,646)		1,112,414,437

	Shares

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	60,968,026	60,998,510
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	1,800,000	1,800,000

Total Short-Term Securities — 5.6%
(Cost: $62,767,579)		62,798,510

Total Investments — 104.0%
(Cost: $1,300,093,225)		1,175,212,947

Liabilities in Excess of Other Assets — (4.0)%		(44,865,090)

Net Assets — 100.0%		$1,130,347,857

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2023

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$85,290,166	$—	$(24,282,550	)(a)	$(5,437)	$(3,669)	$60,998,510	60,968,026	$307,475	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,040,000	—	(11,240,000	)(a)	—	—	1,800,000	1,800,000	114,976		—
					$(5,437)	$(3,669)	$62,798,510		$422,451		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Corporate Bonds & Notes	$—	$1,112,414,437	$—	$1,112,414,437
Short-Term Securities Money Market Funds	62,798,510	—	—	62,798,510
	$62,798,510	$1,112,414,437	$—	$1,175,212,947

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate